UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,030.90	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Class T	1.10%
Actual		$ 1,000.00	$ 1,030.50	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Class B	1.53%
Actual		$ 1,000.00	$ 1,028.30	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.67
Class C	1.75%
Actual		$ 1,000.00	$ 1,027.10	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77
Fidelity Floating Rate High Income Fund	.71%
Actual		$ 1,000.00	$ 1,032.40	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,032.30	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	4.3	4.2
Community Health Systems, Inc.	3.1	3.2
Intelsat Jackson Holdings SA	2.5	2.5
VNU, Inc.	1.6	2.1
Charter Communications Operating LLC	1.6	1.7
	13.1
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	16.4	16.8
Technology	8.5	10.1
Telecommunications	8.3	8.9
Electric Utilities	5.4	6.1
Cable TV	5.4	5.3
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
BBB 8.4%	BBB 4.6%
BB 43.9%	BBB 48.0%
B 30.7%	B 31.5%
CCC,CC,C 1.4%	CCC,CC,C 1.3%
D† 0.0%	D 0.0%
Not Rated 5.4%	Not Rated 6.1%
Equities 0.2%	Equities 0.1%
Short-Term Investments and Net Other Assets 10.0%	Short-Term Investments and Net Other Assets 8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Floating Rate Loans 79.8%		Floating Rate Loans 81.2%
	Nonconvertible Bonds 9.9%		Nonconvertible Bonds 10.3%
	Common Stocks 0.2%		Common Stocks 0.1%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 10.0%		Short-Term Investments and Net Other Assets (Liabilities) 8.4%
* Foreign investments	7.2%	** Foreign investments	7.6%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Floating Rate Loans (h) - 79.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (f)	$ 4,065	$ 4,045
Sequa Corp. term loan 3.7232% 12/3/14 (f)	27,990	27,780
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (f)	11,000	11,042
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (f)	17,965	17,943
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (f)	75,227	75,227
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (f)	9,206	9,206
		145,243
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (f)	2,963	2,896
Northwest Airlines Corp. Tranche B, term loan 3.97% 12/22/13 (f)	2,544	2,538
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (f)	13,575	13,405
US Airways Group, Inc. term loan 2.7398% 3/23/14 (f)	25,889	24,756
		43,595
Automotive - 2.9%
Allison Transmission, Inc.:
term loan 2.74% 8/7/14 (f)	20,958	20,932
Tranche B 2LN, term loan 3.74% 8/7/17 (f)	17,000	17,000
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	32,887	33,504
Delphi Corp.:
Tranche A, term loan 2.25% 3/31/16 (f)	28,900	28,755
Tranche B, term loan 3.5% 3/31/17 (f)	58,971	59,119
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (f)	48,727	47,326
Tranche C, term loan 2.1775% 12/27/15 (f)	24,860	24,146
Schaeffler AG Tranche C2, term loan 6% 1/27/17 (f)	23,000	23,115
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (f)	47,000	46,060
		299,957
Broadcasting - 4.6%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (f)	36,323	36,232
Clear Channel Capital I LLC Tranche B, term loan 3.8888% 1/29/16 (f)	40,634	32,863
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6388% 7/30/14 (f)	$ 2,847	$ 2,647
Gray Television, Inc. Tranche B, term loan 3.75% 12/31/14 (f)	2,339	2,321
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (f)	5,291	5,277
Raycom Media, Inc. Tranche B, term loan 4.5% 5/31/17 (f)	4,963	4,913
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (f)	4,837	4,837
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (f)	53,081	53,214
Univision Communications, Inc.:
term loan 4.4888% 3/31/17 (f)	132,205	122,951
Tranche 1LN, term loan 2.2388% 9/29/14 (f)	36,248	35,614
VNU, Inc.:
term loan 2.2413% 8/9/13 (f)	11,981	11,981
Tranche B, term loan 3.9913% 5/1/16 (f)	53,219	53,485
Tranche C, term loan 3.4913% 5/1/16 (f)	104,778	104,909
		471,244
Building Materials - 0.7%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (f)	24,205	24,205
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (f)	15,478	15,594
Tranche 2 LN, term loan 9% 10/28/17 (f)	2,253	2,292
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (f)	22,000	22,165
Nortek, Inc. Tranche B, term loan 5.2514% 4/26/17 (f)	11,561	11,619
		75,875
Cable TV - 5.3%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B 1LN, term loan 5.25% 4/4/19 (f)	8,000	8,020
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (f)	10,500	10,487
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (f)	36,561	36,607
CCO Holdings, LLC Tranche 3LN, term loan 2.7388% 9/6/14 (f)	66,097	65,271
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (f)	80,000	79,200
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Charter Communications Operating LLC:
Tranche C, term loan 3.72% 9/6/16 (f)	$ 133,838	$ 134,012
Tranche D, term loan 4% 4/11/19 (f)	34,000	33,915
CSC Holdings, Inc.:
Tranche B2, term loan 3.4888% 3/29/16 (f)	24,577	24,547
Tranche B3, term loan 3.2388% 3/29/16 (f)	72,617	72,348
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (f)	10,000	10,000
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	16,683	16,641
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (f)	2,918	2,910
UPC Broadband Holding BV:
Tranche AB, term loan 4.75% 12/31/17 (f)	10,000	10,025
Tranche T, term loan 3.7413% 12/31/16 (f)	11,448	11,419
Tranche X, term loan 3.7413% 12/31/17 (f)	21,942	21,778
WideOpenWest Finance LLC Tranche A, term loan 6.7413% 6/28/14 (f)	2,953	2,953
		540,133
Capital Goods - 0.8%
Rexnord LLC Tranche 1LN, term loan 5% 4/1/18 (f)	15,960	16,080
SRAM LLC. Tranche B 1LN, term loan 4.7805% 6/7/18 (f)	5,668	5,781
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (f)	3,017	3,013
Tranche B, term loan 4.25% 9/21/16 (f)	52,599	52,731
		77,605
Chemicals - 4.1%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (f)	6,427	6,532
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (f)	4,000	3,940
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (f)	41,823	41,928
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7413% 4/2/13 (f)	51,781	51,004
Tranche C, term loan 3.2182% 10/31/16 (f)	34,735	34,822
Chemtura Corp. term loan 5.5% 8/27/16 (f)	20,000	20,126
General Chemical Corp. Tranche B, term loan 5.0017% 10/6/15 (f)	3,634	3,634
Huntsman International LLC Tranche B, term loan:
1.8468% 4/19/14 (f)	35,736	35,736
2.8496% 4/19/17 (f)	4,950	4,888
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
INEOS U.S. Finance LLC:
term loan:
5.5% 5/4/15 (f)	$ 7,000	$ 7,035
6.5% 5/4/18 (f)	34,000	34,085
Tranche C 2LN, term loan 8.001% 12/16/14 (f)	9,402	9,743
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.7197% 5/15/14 (f)	5,165	5,172
Tranche 2LN, term loan 6.2197% 11/18/14 (f)	3,000	3,000
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (f)	9,673	9,286
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (f)	14,000	14,088
Polypore, Inc. Tranche B, term loan 2.24% 7/3/14 (f)	7,755	7,735
Rockwood Specialties Group, Inc. Tranche B, term loan 3.5% 2/10/18 (f)	33,265	33,349
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (f)	42,976	42,922
Styron Corp. Tranche B, term loan 6% 8/2/17 (f)	13,741	12,813
Taminco Global Chemical Corp. Tranche B, term loan 6.25% 2/15/19 (f)	6,865	6,916
Tronox, Inc.:
Tranche B, term loan 4.25% 2/8/18 (f)	19,470	19,543
Tranche DD, term loan 1% 8/8/18 (f)(i)	5,310	5,330
Univar NV Tranche B, term loan 5% 6/30/17 (f)	6,878	6,895
		420,522
Consumer Products - 2.8%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (f)	10,000	10,038
Jarden Corp. Tranche B, term loan 3.2413% 3/31/18 (f)	34,200	34,286
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (f)	29,179	29,216
Prestige Brands, Inc. Tranche B, term loan 5.2265% 1/31/19 (f)	19,833	19,883
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (f)	15,880	15,920
Reynolds Consumer Products Holdings, Inc.:
Tranche C, term loan 6.5% 8/9/18 (f)	60,859	61,620
Tranche E, term loan 6.5% 2/9/18 (f)	84,738	85,480
Spectrum Brands Holdings, Inc. Tranche B, term loan 5.0012% 6/17/16 (f)	6,105	6,128
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Weight Watchers International, Inc. Tranche F, term loan 4% 3/15/19 (f)	$ 15,000	$ 15,000
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (f)	4,000	4,030
		281,601
Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	20,054	20,079
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,512
Berry Plastics Holding Corp. Tranche C, term loan 2.2398% 4/3/15 (f)	10,780	10,510
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (f)	5,797	5,805
Rock-Tenn Co. Tranche A, term loan 2.25% 5/27/16 (f)	15,600	15,561
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (f)	26,528	26,793
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (f)	4,000	3,980
		92,240
Diversified Financial Services - 1.6%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (f)	29,440	29,625
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (f)	7,526	7,037
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (f)	35,000	35,088
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (f)	14,000	14,018
MSCI, Inc. Tranche B 1LN, term loan 3.5% 3/14/17 (f)	22,274	22,246
Royalty Pharma Finance Trust Tranche B 1LN, term loan 3.75% 11/9/16 (f)	4,955	4,942
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (f)	31,531	31,807
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (f)	20,214	20,113
		164,876
Diversified Media - 0.2%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.72% 5/31/14 (f)	1,969	1,585
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (f)	14,030	14,065
		15,650
Electric Utilities - 4.5%
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 3.99% 8/23/13 (f)	2,000	1,800
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
BRSP LLC term loan 7.5% 6/24/14 (f)	$ 10,197	$ 10,248
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (f)	8,933	8,944
Tranche B, term loan 4.5% 4/1/18 (f)	101,145	101,271
Covanta Energy Corp. Tranche B, term loan 4% 3/28/19 (f)	11,000	11,014
Dynegy, Inc. (Gas) Tranche B, term loan 9.25% 8/5/16 (f)	34,976	36,463
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (f)	41,302	41,096
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (f)	77,415	77,609
NSG Holdings LLC:
Credit-Linked Deposit 1.9737% 6/15/14 (f)	247	236
Tranche B, term loan 1.9737% 6/15/14 (f)	345	329
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.4697% 12/15/13 (f)	983	971
Tranche 2LN, term loan 4.7197% 12/15/14 (f)	25,024	24,148
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7413% 10/10/14 (f)	86,117	49,087
4.7413% 10/10/17 (f)	43,252	24,005
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	77,008	77,108
		464,329
Energy - 0.6%
Alon USA, Inc. term loan 2.4888% 8/4/13 (f)	3,000	2,910
CCS, Inc. Tranche B, term loan 3.2388% 11/14/14 (f)	12,925	12,505
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (f)	1,023	1,028
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (f)	30,000	29,625
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (f)	5,000	5,063
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (f)	10,945	10,945
Sheridan Production Partners LP term loan 6.5% 4/20/17 (f)	3,840	3,850
		65,926
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.3%
Cinemark USA, Inc. Tranche B-2, term loan 3.5881% 4/30/16 (f)	$ 2,970	$ 2,981
Regal Cinemas Corp. Tranche B, term loan 3.3666% 8/23/17 (f)	28,131	28,096
		31,077
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2499% 3/30/14 (f)	403	360
Food & Drug Retail - 1.2%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (f)	38,808	38,905
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (f)	20,719	20,616
Tranche ABL, term loan 1.997% 6/4/14 (f)	19,621	19,277
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (f)	12,000	12,120
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (f)	4,000	3,960
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/29/18 (f)	26,358	26,439
Tranche B2, term loan 3.4888% 10/5/15 (f)	6,102	6,117
		127,434
Food/Beverage/Tobacco - 1.4%
B&G Foods, Inc. Tranche B, term loan 4.5% 11/30/18 (f)	2,993	3,007
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5073% 2/11/16 (f)	6,869	6,912
Constellation Brands, Inc.:
Tranche B, term loan 1.9501% 6/5/13 (f)	19,959	19,934
Tranche B, term loan 3% 6/5/15 (f)	2,994	2,994
Dean Foods Co. Tranche B, term loan:
3.24% 4/2/16 (f)	24,476	24,384
3.49% 4/2/17 (f)	16,803	16,740
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (f)	20,843	20,738
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (f)	6,913	6,895
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (f)	10,937	10,910
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (f)	20,170	20,196
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Pinnacle Foods Finance LLC:
term loan 2.7698% 4/4/14 (f)	$ 3,378	$ 3,370
Tranche E, term loan 4.75% 9/27/18 (f)	4,000	4,005
		140,085
Gaming - 1.5%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (f)	21,570	21,624
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2388% 1/28/15 (f)	12,688	12,053
Tranche B2, term loan 3.2388% 1/28/15 (f)	3,890	3,696
Tranche B3, term loan 3.2405% 1/28/15 (f)	8,638	8,206
Tranche B4, term loan 9.5% 10/31/16 (f)	3,990	4,105
Las Vegas Sands Corp. term loan 2.85% 11/23/15 (f)	6,870	6,716
Las Vegas Sands LLC:
term loan 1.85% 5/23/14 (f)	7,174	7,139
Tranche B, term loan:
1.85% 5/23/14 (f)	35,130	34,955
2.85% 11/23/16 (f)	19,015	18,706
Tranche I, term loan 2.85% 11/23/16 (f)	3,822	3,760
Motor City Casino Tranche B, term loan 6% 3/1/17 (f)	5,000	5,013
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (f)	18,858	18,929
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (f)	10,000	9,963
		154,865
Healthcare - 16.2%
Alere, Inc. Tranche B 2LN, term loan 4.5% 6/30/17 (f)	3,000	2,989
Bausch & Lomb, Inc. term loan:
3.4888% 4/26/15 (f)	17,987	17,987
3.6696% 4/26/15 (f)	74,461	74,461
Biomet, Inc. term loan 3.3749% 3/25/15 (f)	34,342	34,256
Carestream Health, Inc. term loan 5% 2/25/17 (f)	2,969	2,895
Community Health Systems, Inc.:
term loan 3.9886% 1/25/17 (f)	197,732	195,260
Tranche B, term loan 2.6266% 7/25/14 (f)	126,278	125,173
DaVita, Inc.:
Tranche A, term loan 2.74% 10/20/15 (f)	38,203	38,108
Tranche B, term loan 4.5% 10/20/16 (f)	86,436	86,652
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	49,359	46,644
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	33,140	33,223
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (f)	$ 18,995	$ 19,042
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.8447% 3/31/13 (f)	50,606	50,672
Fresenius SE:
Tranche D 1LN, term loan 3.25% 9/10/14 (f)	35,509	35,509
Tranche D 2LN, term loan 3.25% 9/10/14 (f)	21,484	21,484
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (f)	39,871	39,920
Hanger Orthopedic Group, Inc. Tranche C, term loan 4.0102% 12/1/16 (f)	7,871	7,812
HCA, Inc.:
Tranche A 3LN, term loan 3.4888% 2/2/16 (f)	326,507	323,229
Tranche B2, term loan 3.7197% 3/31/17 (f)	117,201	115,443
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (f)	6,888	6,681
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (f)	36,060	36,060
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (f)	47,718	47,780
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (f)	29,925	30,562
LifePoint Hospitals, Inc. Tranche B, term loan 3.24% 4/15/15 (f)	22,363	22,363
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (f)	13,965	14,105
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	10,927	10,900
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (f)	9,925	9,900
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.4894% 6/15/14 (f)	3,948	3,879
Tranche 2LN, term loan 5.9888% 6/15/15 (f)	3,000	2,918
Tranche B, term loan 3.9888% 6/15/14 (f)	1,829	1,802
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (f)	2,067	2,015
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (f)	6,948	6,878
Universal Health Services, Inc.:
term loan 3.7535% 11/15/16 (f)	92,756	93,104
Tranche A, term loan 2.2472% 11/15/15 (f)	11,086	11,031
Valeant Pharmaceuticals International Tranche B, term loan 3.75% 2/13/19 (f)	31,000	30,884
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	$ 26,071	$ 26,201
VWR Funding, Inc. term loan 2.7388% 6/29/14 (f)	18,400	18,286
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (f)	8,903	8,914
		1,655,022
Homebuilders/Real Estate - 1.2%
Capital Automotive LP term loan 5.25% 3/11/17 (f)	8,851	8,807
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.4898% 11/9/15 (f)	6,800	6,775
Tranche B, term loan 3.4898% 11/9/16 (f)	24,002	24,002
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.4888% 3/4/18 (f)	40,702	40,652
Tranche D, term loan 3.7403% 9/4/19 (f)	22,828	22,799
RE/MAX LLC term loan 5.5% 4/14/16 (f)	3,539	3,539
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (f)	3,834	3,623
Credit-Linked Deposit 4.4913% 10/10/16 (f)	947	880
term loan 4.77% 10/10/16 (f)	12,052	11,193
		122,270
Insurance - 0.7%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (f)	41,740	41,794
Tranche 2nd LN, term loan 9% 5/24/19 (f)	9,000	9,135
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (f)	11,101	11,143
USI Holdings Corp. Tranche B, term loan 2.74% 5/4/14 (f)	9,441	9,276
		71,348
Leisure - 0.9%
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (f)	17,250	17,293
FGI Operating Co., LLC term loan 5.5% 4/19/19 (f)	4,000	4,025
Formula One Holdings Tranche B, term loan 5.75% 4/12/17 (f)	15,000	15,131
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (f)	37,630	37,724
Six Flags, Inc. Tranche B, term loan 4.25% 12/20/18 (f)	22,000	21,945
		96,118
Metals/Mining - 2.2%
Compass Minerals:
Tranche B, term loan 1.74% 12/22/12 (f)	1,955	1,955
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Compass Minerals: - continued
Tranche C, term loan 2.99% 1/15/16 (f)	$ 11,778	$ 11,778
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (f)	1,510	1,514
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (f)	85,480	85,480
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8532% 5/8/16 (f)	9,992	10,030
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (f)	6,394	6,394
Walter Energy, Inc.:
Tranche A, term loan 3.4283% 4/1/16 (f)	10,361	10,335
Tranche B, term loan 4% 4/1/18 (f)	92,150	92,150
		219,636
Paper - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	95
Publishing/Printing - 0.7%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (f)	4,093	4,089
Dex Media East LLC term loan 2.9755% 10/24/14 (f)	8,644	4,668
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (f)	1,868	1,214
Newsday LLC term loan 10.5% 8/1/13	7,406	7,591
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (f)	11,273	11,189
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (f)	41,984	38,415
		67,166
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (f)	33,726	33,810
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (f)	8,471	8,481
Dunkin Brands, Inc. Tranche B2, term loan 4% 11/23/17 (f)	37,382	37,429
Focus Brands, Inc. Tranche B 1LN, term loan 6.2718% 2/21/18 (f)	4,893	4,906
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (f)	8,000	8,000
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (f)	2,000	2,010
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7236% 6/14/13 (f)	148	146
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.: - continued
term loan 2.5625% 6/14/14 (f)	$ 1,965	$ 1,941
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (f)	7,533	7,590
		104,313
Services - 3.4%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (f)	7,425	7,425
ARAMARK Corp.:
Credit-Linked Deposit 2.1703% 1/26/14 (f)	2,528	2,521
Credit-Linked Deposit 3.5453% 7/26/16 (f)	3,579	3,570
Tranche B, term loan 3.4888% 7/26/16 (f)	54,415	54,279
Tranche C, term loan 3.6502% 7/26/16 (f)	51,888	51,758
3.4913% 7/26/16 (f)	4,377	4,366
Avis Budget Group, Inc. Tranche B, term loan 6.25% 9/22/18 (f)	3,827	3,827
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5007% 2/7/14 (f)	6,482	5,963
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (f)	1,896	1,910
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (f)	41,605	41,501
Interactive Data Corp. Tranche B, term loan 4.5% 2/11/18 (f)	34,650	34,695
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (f)	13,895	13,930
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (f)	2,656	2,656
ServiceMaster Co.:
term loan 2.8025% 7/24/14 (f)	86,181	85,104
Tranche DD, term loan 2.74% 7/24/14 (f)	6,826	6,740
SymphonyIRI Group, Inc. Tranche B, term loan 5% 12/1/17 (f)	10,910	10,910
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.2958% 8/4/15 (f)	1,900	1,900
Tranche B, term loan 3.75% 8/4/16 (f)	6,403	6,403
U.S. Foodservice Tranche B, term loan 2.74% 7/3/14 (f)	3,184	3,128
		342,586
Shipping - 0.2%
CEVA Group PLC Credit-Linked Deposit 3.4697% 11/4/13 (f)	1,110	1,069
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (f)	$ 1,000	$ 790
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (f)	18,219	18,380
		20,239
Specialty Retailing - 0.7%
Michaels Stores, Inc.:
Tranche B1, term loan 2.75% 10/31/13 (f)	43,542	43,596
Tranche B2, term loan 5% 7/31/16 (f)	9,596	9,668
Sally Holdings LLC Tranche B, term loan 2.49% 11/16/13 (f)	21,560	21,614
		74,878
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	2,992	3,007
Super Retail - 2.1%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (f)	11,970	12,090
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (f)	11,416	11,460
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 5.25% 9/30/18 (f)	11,975	12,080
Dollar General Corp.:
Tranche B1, term loan 3.2023% 7/6/14 (f)	26,244	26,244
Tranche B2, term loan 2.9888% 7/6/14 (f)	4,000	3,985
Tranche C, term loan 2.9888% 7/6/17 (f)	10,000	9,988
Gymboree Corp. term loan 5% 2/23/18 (f)	12,783	12,303
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (f)	43,402	43,024
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (f)	5,925	5,910
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	4,000	4,005
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	33,878	33,878
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (f)	1,943	1,950
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (f)	7,940	7,702
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (f)	18,715	18,621
Tranche B2, term loan 5.25% 5/25/18 (f)	8,933	8,709
		211,949
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - 8.2%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (f)	$ 73,781	$ 72,398
Tranche B 3LN, term loan 4.9906% 10/26/17 (f)	21,649	21,000
Booz Allen & Hamilton, Inc. Tranche B, term loan 3.75% 8/3/17 (f)	8,791	8,813
CDW Corp. Tranche B, term loan:
3.7403% 10/10/14 (f)	15,014	15,014
4% 7/15/17 (f)	19,702	19,308
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (f)	14,000	14,228
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.4913% 7/18/14 (f)	10,923	10,923
Tranche B 1LN, term loan 4.25% 7/18/16 (f)	3,278	3,291
First Data Corp.:
term loan 4.2398% 3/24/18 (f)	17,079	15,627
Tranche B1, term loan 2.9898% 9/24/14 (f)	95,535	91,236
Tranche B2, term loan 2.9898% 9/24/14 (f)	4,000	3,820
Tranche B3, term loan 2.9898% 9/24/14 (f)	20,949	20,006
Tranche D, term loan 5.2398% 3/24/17 (f)	35,529	33,931
Flextronics International Ltd.:
Tranche B A1, term loan 2.4888% 10/1/14 (f)	881	874
Tranche B A2, term loan 2.4888% 10/1/14 (f)	1,356	1,344
Tranche B A3, term loan 2.4913% 10/1/14 (f)	1,582	1,568
Tranche B-A, term loan 2.4911% 10/1/14 (f)	3,067	3,040
Freescale Semiconductor, Inc. term loan 4.4913% 12/1/16 (f)	151,054	148,033
Generac Power Systems, Inc. Tranche B, term loan 3.75% 2/9/19 (f)	7,545	7,507
Kronos, Inc.:
Tranche B 1LN, term loan 5.2197% 6/11/17 (f)	2,803	2,796
Tranche B 2LN, term loan 10.4697% 6/11/18 (f)	5,750	5,865
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (f)	3,000	3,038
Tranche B, term loan 6.25% 4/5/18 (f)	3,000	3,041
NDS Group PLC Tranche B, term loan 4% 3/10/18 (f)	11,825	11,825
NXP BV:
term loan 4.5% 3/4/17 (f)	73,139	72,317
Tranche A 2LN, term loan 5.5% 3/4/17 (f)	27,860	28,069
Tranche A6, term loan 5.25% 3/19/19 (f)	10,000	10,000
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (f)	24,747	24,716
Rovi Corp. Tranche A, term loan 2.74% 2/7/16 (f)	14,796	14,833
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (f)	$ 44,866	$ 44,810
Spansion, Inc. term loan 4.75% 2/9/15 (f)	7,930	7,940
SunGard Data Systems, Inc.:
term loan 3.9468% 2/28/16 (f)	18,124	18,146
Tranche B, term loan 3.7388% 2/28/14 (f)	13,767	13,801
Tranche C, term loan 3.9913% 2/28/17 (f)	61,540	61,694
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (f)	3,970	3,970
Syniverse Holdings, Inc. Tranche B, term loan 5% 4/11/19 (f)	12,000	12,000
Verifone, Inc. Tranche B, term loan 4.25% 12/28/18 (f)	2,993	3,000
		833,822
Telecommunications - 6.6%
Consolidated Communications, Inc. term loan 2.74% 12/31/14 (f)	10,043	9,967
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (f)	47,888	47,888
Digicel International Finance Ltd. Tranche D 1LN, term loan 4% 3/31/17 (f)	4,000	3,780
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	13,418	11,070
Genesys SA Tranche B, term loan 6.75% 1/31/19 (f)	5,000	5,044
Intelsat Jackson Holdings SA:
term loan 3.2403% 2/1/14 (f)	84,000	82,950
Tranche B, term loan 5.25% 4/2/18 (f)	171,277	171,928
Knology, Inc. Tranche B, term loan 4% 8/18/17 (f)	3,014	3,014
Level 3 Financing, Inc.:
term loan 2.6534% 3/13/14 (f)	50,000	49,625
Tranche B 2LN, term loan 5.75% 9/1/18 (f)	1,000	1,015
Tranche B 3LN, term loan 5.75% 9/1/18 (f)	7,780	7,897
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (f)	70,985	70,098
Tranche B, term loan 4.071% 11/3/16 (f)	14,384	14,240
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (f)	2,451	2,445
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (f)	62,000	61,845
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 1.99% 1/7/13 (f)	4,641	4,652
Tranche B, term loan 3.49% 12/30/16 (f)	4,757	4,751
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	48,157
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Vodafone Americas Finance 2, Inc.: - continued
term loan 6.875% 8/11/15	$ 44,301	$ 44,382
Windstream Corp.:
Tranche B1, term loan 1.9095% 7/17/13 (f)	11,498	11,498
Tranche B2, term loan 3.1595% 12/17/15 (f)	21,526	21,634
		677,880
Textiles & Apparel - 0.5%
Levi Strauss & Co. term loan 2.4888% 4/4/14 (f)	3,000	2,925
Phillips-Van Heusen Corp.:
term loan 2.75% 1/31/16 (f)	6,650	6,617
Tranche B, term loan 3.5% 5/6/16 (f)	24,082	24,082
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (f)	13,895	13,860
		47,484
TOTAL FLOATING RATE LOANS (Cost $8,127,024)		8,160,430
Nonconvertible Bonds - 9.9%

Air Transportation - 0.2%
Continental Airlines, Inc. 3.6093% 6/2/13 (f)	6,641	6,425
Continental Airlines, Inc. 9.25% 5/10/17	2,515	2,728
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,598	1,702
U.S. Airways pass-thru certificates Series 2012-1 Class A, 5.9% 10/1/24 (e)	4,000	4,000
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,446
		19,301
Automotive - 0.7%
ArvinMeritor, Inc. 10.625% 3/15/18	1,880	2,040
Delphi Corp. 5.875% 5/15/19 (d)	18,610	19,541
Ford Motor Credit Co. LLC 5.625% 9/15/15	8,000	8,710
General Motors Acceptance Corp. 2.6875% 12/1/14 (f)	40,000	37,438
		67,729
Banks & Thrifts - 1.2%
Ally Financial, Inc. 3.71% 2/11/14 (f)	52,000	51,220
Bank of America Corp. 1.8859% 1/30/14 (f)	3,250	3,192
GMAC, LLC 2.6875% 12/1/14 (f)	70,187	66,327
Regions Financial Corp. 5.75% 6/15/15	3,000	3,165
		123,904
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	$ 2,000	$ 2,160
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	3,955	4,113
		6,273
Chemicals - 0.9%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,440
INEOS Finance PLC 8.375% 2/15/19 (d)	6,520	6,993
LyondellBasell Industries NV 6% 11/15/21 (d)	2,980	3,218
NOVA Chemicals Corp. 3.7836% 11/15/13 (f)	72,669	72,487
		87,138
Consumer Products - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	2,000	1,880
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (d)	4,000	4,530
		6,410
Containers - 0.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,260	2,441
Berry Plastics Corp.:
5.2167% 2/15/15 (f)	60,000	60,000
8.25% 11/15/15	4,000	4,270
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,160
		73,871
Diversified Financial Services - 1.3%
CIT Group, Inc.:
4.75% 2/15/15 (d)	14,000	14,280
5.25% 4/1/14 (d)	45,000	46,350
International Lease Finance Corp.:
4.875% 4/1/15	4,000	4,000
5.625% 9/20/13	12,000	12,134
5.875% 5/1/13	21,405	21,887
6.25% 5/15/19	10,000	10,099
6.375% 3/25/13	13,000	13,325
SLM Corp. 0.7657% 1/27/14 (f)	14,000	13,409
		135,484
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,409
Series B, 9.25% 12/15/17	12,485	13,687
		32,096
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.9%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	$ 4,000	$ 4,320
CMS Energy Corp. 1.4167% 1/15/13 (f)	8,000	7,960
Energy Future Holdings Corp. 10% 1/15/20	54,320	58,937
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,513
11.75% 3/1/22 (d)	11,000	11,413
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	3,720
The AES Corp. 7.75% 3/1/14	3,000	3,255
		95,118
Energy - 0.1%
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,180
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)	3,000	3,285
		5,465
Gaming - 0.0%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)	3,000	3,158
Healthcare - 0.2%
Health Management Associates, Inc. 7.375% 1/15/20 (d)	3,420	3,582
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,021
		21,603
Homebuilders/Real Estate - 0.0%
Standard Pacific Corp. 8.375% 5/15/18	4,000	4,265
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,783
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (d)	39,705	41,095
8.25% 11/1/19 (d)	5,000	5,425
New Gold, Inc. 7% 4/15/20 (d)	2,750	2,826
		56,129
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,842	3,297
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2969% 8/1/14 (f)	3,000	2,805
		6,102
Publishing/Printing - 0.1%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (d)	8,000	8,420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - 0.3%
ARAMARK Corp. 4.0469% 2/1/15 (f)	$ 12,000	$ 11,940
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.0026% 5/15/14 (f)	19,000	18,430
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (d)(f)	5,000	5,363
		35,733
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,000	2,760
Ship Finance International Ltd. 8.5% 12/15/13	3,000	3,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,268
		13,028
Technology - 0.3%
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,511
10.125% 3/15/18 (d)	5,250	5,854
NXP BV/NXP Funding LLC 3.2167% 10/15/13 (f)	14,255	14,255
		26,620
Telecommunications - 1.7%
Clearwire Escrow Corp. 12% 12/1/15 (d)	7,983	7,364
GeoEye, Inc. 9.625% 10/1/15	2,505	2,746
Intelsat Ltd. 11.25% 6/15/16	8,000	8,410
iPCS, Inc.:
2.6719% 5/1/13 (f)	72,852	70,666
3.7969% 5/1/14 pay-in-kind (f)	69,150	66,039
Qwest Corp. 3.7237% 6/15/13 (f)	11,000	11,151
Sprint Capital Corp. 6.875% 11/15/28	4,000	2,990
Sprint Nextel Corp. 9% 11/15/18 (d)	3,000	3,304
Telesat Canada/Telesat LLC 6% 5/15/17 (d)(e)	3,000	3,000
		175,670
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 4.1455% 12/15/14 (f)	13,135	13,119
TOTAL NONCONVERTIBLE BONDS (Cost $995,937)		1,016,636
Commercial Mortgage Securities - 0.1%

Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.99% 11/15/15 (d)(f) (Cost $6,202)	6,596	6,188
Common Stocks - 0.2%
	Shares	Value (000s)
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	$ 832
ION Media Networks, Inc. (a)	2,842	1,643
		2,475
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,292	10,248
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	388
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(g)	1,054,692	26
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	159
TOTAL COMMON STOCKS (Cost $23,084)		16,580
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 13.2%

Fidelity Cash Central Fund, 0.14% (b) (Cost $1,349,354)	1,349,353,810	1,349,354
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) # (Cost $834)	$ 834	$ 834
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $10,502,435)		10,550,022
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(331,514)
NET ASSETS - 100%		$ 10,218,508
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,042,000 or 2.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,310,000 and $5,330,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$834,000 due 5/01/12 at 0.18%
Barclays Capital, Inc.	$ 228
Merrill Lynch, Pierce, Fenner & Smith, Inc.	177
RBS Securities, Inc.	429
$ 834
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 703
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,234	$ 832	$ 26	$ 4,376
Financials	551	-	-	551
Materials	10,248	10,248	-	-
Telecommunication Services	159	159	-	-
Utilities	388	388	-	-
Floating Rate Loans	8,160,430	-	8,160,430	-
Corporate Bonds	1,016,636	-	1,016,636	-
Commercial Mortgage Securities	6,188	-	6,188	-
Other	-	-	-	-
Money Market Funds	1,349,354	1,349,354	-	-
Cash Equivalents	834	-	834	-
Total Investments in Securities:	$ 10,550,022	$ 1,360,981	$ 9,184,114	$ 4,927
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	51
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 51

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012

Assets
Investment in securities, at value (including repurchase agreements of $834) - See accompanying schedule: Unaffiliated issuers (cost $9,153,081)	$ 9,200,668
Fidelity Central Funds (cost $1,349,354)	1,349,354
Total Investments (cost $10,502,435)		$ 10,550,022
Cash		48,444
Receivable for investments sold		10,334
Receivable for fund shares sold		19,663
Interest receivable		42,364
Distributions receivable from Fidelity Central Funds		169
Prepaid expenses		13
Other receivables		25
Total assets		10,671,034

Liabilities
Payable for investments purchased Regular delivery	$ 414,591
Delayed delivery	7,000
Payable for fund shares redeemed	17,244
Distributions payable	6,504
Accrued management fee	4,784
Distribution and service plan fees payable	1,028
Other affiliated payables	1,283
Other payables and accrued expenses	92
Total liabilities		452,526

Net Assets		$ 10,218,508
Net Assets consist of:
Paid in capital		$ 10,154,171
Undistributed net investment income		117,930
Accumulated undistributed net realized gain (loss) on investments		(101,180)
Net unrealized appreciation (depreciation) on investments		47,587
Net Assets		$ 10,218,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,307,333 ÷ 132,705 shares)	$ 9.85

Maximum offering price per share (100/97.25 of $9.85)	$ 10.13
Class T: Net Asset Value and redemption price per share ($250,135 ÷ 25,425 shares)	$ 9.84

Maximum offering price per share (100/97.25 of $9.84)	$ 10.12
Class B: Net Asset Value and offering price per share ($27,023 ÷ 2,747 shares)A	$ 9.84

Class C: Net Asset Value and offering price per share ($812,240 ÷ 82,466 shares)A	$ 9.85

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($5,583,025 ÷ 567,436 shares)	$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,238,752 ÷ 227,703 shares)	$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012

Investment Income
Dividends		$ 105
Interest		220,147
Income from Fidelity Central Funds		703
Total income		220,955

Expenses
Management fee	$ 28,321
Transfer agent fees	6,865
Distribution and service plan fees	6,398
Accounting fees and expenses	786
Custodian fees and expenses	66
Independent trustees' compensation	30
Registration fees	156
Audit	83
Legal	18
Miscellaneous	57
Total expenses before reductions	42,780
Expense reductions	(2)	42,778
Net investment income (loss)		178,177
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,542
Change in net unrealized appreciation (depreciation) on investment securities		118,454
Net gain (loss)		131,996
Net increase (decrease) in net assets resulting from operations		$ 310,173

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 178,177	$ 346,197
Net realized gain (loss)	13,542	42,915
Change in net unrealized appreciation (depreciation)	118,454	(245,127)
Net increase (decrease) in net assets resulting from operations	310,173	143,985
Distributions to shareholders from net investment income	(189,430)	(309,951)
Share transactions - net increase (decrease)	(36,464)	3,623,748
Redemption fees	243	1,302
Total increase (decrease) in net assets	84,522	3,459,084

Net Assets
Beginning of period	10,133,986	6,674,902
End of period (including undistributed net investment income of $117,930 and undistributed net investment income of $129,183, respectively)	$ 10,218,508	$ 10,133,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.167	.317	.391	.354	.476	.621
Net realized and unrealized gain (loss)	.131	(.080)	.425	1.232	(1.779)	(.196)
Total from investment operations	.298	.237	.816	1.586	(1.303)	.425
Distributions from net investment income	(.178)	(.298)	(.287)	(.278)	(.448)	(.625)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.178)	(.298)	(.337)	(.278)	(.448)	(.627)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.85	$ 9.73	$ 9.79	$ 9.31	$ 8.00	$ 9.75
Total Return B,C,D	3.09%	2.46%	8.96%	20.31%	(13.87)%	4.40%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.03%	1.05%	1.06%	1.02%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.03%	1.05%	1.06%	1.02%
Expenses net of all reductions	1.00% A	1.00%	1.03%	1.04%	1.06%	1.02%
Net investment income (loss)	3.44% A	3.25%	4.11%	4.09%	5.13%	6.28%
Supplemental Data
Net assets, end of period (in millions)	$ 1,307	$ 1,587	$ 1,064	$ 518	$ 192	$ 257
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94
Income from Investment Operations
Net investment income (loss) E	.162	.312	.391	.349	.481	.621
Net realized and unrealized gain (loss)	.131	(.070)	.416	1.228	(1.762)	(.206)
Total from investment operations	.293	.242	.807	1.577	(1.281)	.415
Distributions from net investment income	(.173)	(.293)	(.288)	(.279)	(.450)	(.625)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.173)	(.293)	(.338)	(.279)	(.450)	(.627)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.84	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.73
Total Return B,C,D	3.05%	2.51%	8.87%	20.20%	(13.66)%	4.30%
Ratios to Average Net Assets F,H
Expenses before reductions	1.10% A	1.05%	1.02%	1.04%	1.03%	1.03%
Expenses net of fee waivers, if any	1.10% A	1.05%	1.02%	1.04%	1.03%	1.03%
Expenses net of all reductions	1.10% A	1.05%	1.02%	1.04%	1.03%	1.02%
Net investment income (loss)	3.34% A	3.19%	4.12%	4.10%	5.16%	6.28%
Supplemental Data
Net assets, end of period (in millions)	$ 250	$ 271	$ 242	$ 143	$ 134	$ 309
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94
Income from Investment Operations
Net inv estment income (loss) E	.141	.266	.341	.305	.432	.569
Net realized and unrealized gain (loss)	.131	(.070)	.416	1.238	(1.771)	(.206)
Total from investment operations	.272	.196	.757	1.543	(1.339)	.363
Distributions from net investment income	(.152)	(.247)	(.238)	(.235)	(.402)	(.573)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.152)	(.247)	(.288)	(.235)	(.402)	(.575)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.84	$ 9.72	$ 9.77	$ 9.30	$ 7.99	$ 9.73
Total Return B,C,D	2.83%	2.03%	8.30%	19.74%	(14.21)%	3.76%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.52%	1.55%	1.56%	1.56%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	2.91% A	2.72%	3.59%	3.59%	4.64%	5.75%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 32	$ 43	$ 44	$ 42	$ 100
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.130	.244	.321	.288	.408	.553
Net realized and unrealized gain (loss)	.131	(.070)	.415	1.235	(1.770)	(.207)
Total from investment operations	.261	.174	.736	1.523	(1.362)	.346
Distributions from net investment income	(.141)	(.225)	(.217)	(.215)	(.379)	(.556)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.141)	(.225)	(.267)	(.215)	(.379)	(.558)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.85	$ 9.73	$ 9.78	$ 9.31	$ 8.00	$ 9.74
Total Return B,C,D	2.71%	1.80%	8.05%	19.43%	(14.41)%	3.58%
Ratios to Average Net Assets F,H
Expenses before reductions	1.75% A	1.74%	1.76%	1.78%	1.80%	1.71%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.76%	1.78%	1.80%	1.71%
Expenses net of all reductions	1.75% A	1.74%	1.76%	1.78%	1.80%	1.71%
Net investment income (loss)	2.69% A	2.50%	3.38%	3.35%	4.39%	5.59%
Supplemental Data
Net assets, end of period (in millions)	$ 812	$ 852	$ 622	$ 335	$ 199	$ 345
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94
Income from Investment Operations
Net investment income (loss) D	.180	.345	.418	.377	.508	.650
Net realized and unrealized gain (loss)	.132	(.070)	.417	1.225	(1.771)	(.196)
Total from investment operations	.312	.275	.835	1.602	(1.263)	.454
Distributions from net investment income	(.192)	(.326)	(.316)	(.304)	(.478)	(.654)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.192)	(.326)	(.366)	(.304)	(.478)	(.656)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.84	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.74
Total Return B,C	3.24%	2.86%	9.18%	20.55%	(13.49)%	4.72%
Ratios to Average Net Assets E,G
Expenses before reductions	.71% A	.71%	.73%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.71% A	.71%	.73%	.75%	.73%	.73%
Expenses net of all reductions	.71% A	.71%	.73%	.75%	.73%	.72%
Net investment income (loss)	3.73% A	3.53%	4.41%	4.39%	5.46%	6.58%
Supplemental Data
Net assets, end of period (in millions)	$ 5,583	$ 5,399	$ 3,566	$ 2,354	$ 1,292	$ 2,679
Portfolio turnover rate F	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94
Income from Investment Operations
Net investment income (loss) D	.178	.341	.415	.379	.503	.647
Net realized and unrealized gain (loss)	.132	(.079)	.427	1.221	(1.769)	(.206)
Total from investment operations	.310	.262	.842	1.600	(1.266)	.441
Distributions from net investment income	(.190)	(.323)	(.313)	(.302)	(.475)	(.651)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.190)	(.323)	(.363)	(.302)	(.475)	(.653)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.83	$ 9.71	$ 9.77	$ 9.29	$ 7.99	$ 9.73
Total Return B,C	3.23%	2.72%	9.27%	20.54%	(13.54)%	4.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.75%	.76%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.75% A	.75%	.76%	.77%	.77%	.76%
Expenses net of all reductions	.75% A	.75%	.76%	.77%	.76%	.76%
Net investment income (loss)	3.69% A	3.50%	4.38%	4.36%	5.43%	6.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,239	$ 1,992	$ 1,138	$ 469	$ 138	$ 207
Portfolio turnover rate F	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 208,912
Gross unrealized depreciation	(75,339)
Net unrealized appreciation (depreciation) on securities and other investments	$ 133,573

Tax cost	$ 10,416,449

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (72,623)
2017	(39,057)
Total capital loss carryforward	$ (111,680)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $2,281,416 and $2,529,210, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,850	$ 82
Class T	-%	.25%	323	2
Class B	.55%	.15%	103	81
Class C	.75%	.25%	4,122	1,231
			$ 6,398	$ 1,396

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B, 1.00% for Class C, 1.00% or ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76
Class T	10
Class B*	22
Class C*	113
$ 221

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,121.15
Class T	323.25
Class B	34.23
Class C	622.15
Fidelity Floating Rate High Income Fund	3,184.12
Institutional Class	1,581.16
	$ 6,865

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were fourteen dollars for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 27,201	$ 46,926
Class T	4,612	8,530
Class B	465	998
Class C	11,991	18,564
Fidelity Floating Rate High Income Fund	105,910	173,777
Institutional Class	39,251	61,156
Total	$ 189,430	$ 309,951

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	16,467	130,538	$ 160,734	$ 1,284,754
Reinvestment of distributions	2,130	3,698	20,732	36,131
Shares redeemed	(49,006)	(79,802)	(478,645)	(770,772)
Net increase (decrease)	(30,409)	54,434	$ (297,179)	$ 550,113

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class T
Shares sold	1,602	12,540	$ 15,638	$ 123,273
Reinvestment of distributions	399	732	3,875	7,143
Shares redeemed	(4,448)	(10,203)	(43,342)	(98,745)
Net increase (decrease)	(2,447)	3,069	$ (23,829)	$ 31,671
Class B
Shares sold	100	912	$ 978	$ 8,955
Reinvestment of distributions	35	73	342	715
Shares redeemed	(692)	(2,112)	(6,744)	(20,567)
Net increase (decrease)	(557)	(1,127)	$ (5,424)	$ (10,897)
Class C
Shares sold	5,988	47,996	$ 58,464	$ 472,487
Reinvestment of distributions	864	1,307	8,411	12,762
Shares redeemed	(11,965)	(25,248)	(116,654)	(243,629)
Net increase (decrease)	(5,113)	24,055	$ (49,779)	$ 241,620
Fidelity Floating Rate High Income Fund
Shares sold	95,265	455,198	$ 928,991	$ 4,469,045
Reinvestment of distributions	9,029	14,710	87,834	143,575
Shares redeemed	(92,388)	(279,260)	(898,301)	(2,694,467)
Net increase (decrease)	11,906	190,648	$ 118,524	$ 1,918,153
Institutional Class
Shares sold	56,807	192,248	$ 554,426	$ 1,885,819
Reinvestment of distributions	1,868	3,053	18,161	29,780
Shares redeemed	(36,127)	(106,613)	(351,364)	(1,022,511)
Net increase (decrease)	22,548	88,688	$ 221,223	$ 893,088

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Semiannual Report

June 19, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFR-USAN-0612
1.784877.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,030.90	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Class T	1.10%
Actual		$ 1,000.00	$ 1,030.50	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Class B	1.53%
Actual		$ 1,000.00	$ 1,028.30	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.67
Class C	1.75%
Actual		$ 1,000.00	$ 1,027.10	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77
Fidelity Floating Rate High Income Fund	.71%
Actual		$ 1,000.00	$ 1,032.40	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,032.30	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	4.3	4.2
Community Health Systems, Inc.	3.1	3.2
Intelsat Jackson Holdings SA	2.5	2.5
VNU, Inc.	1.6	2.1
Charter Communications Operating LLC	1.6	1.7
	13.1
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	16.4	16.8
Technology	8.5	10.1
Telecommunications	8.3	8.9
Electric Utilities	5.4	6.1
Cable TV	5.4	5.3
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
BBB 8.4%	BBB 4.6%
BB 43.9%	BBB 48.0%
B 30.7%	B 31.5%
CCC,CC,C 1.4%	CCC,CC,C 1.3%
D† 0.0%	D 0.0%
Not Rated 5.4%	Not Rated 6.1%
Equities 0.2%	Equities 0.1%
Short-Term Investments and Net Other Assets 10.0%	Short-Term Investments and Net Other Assets 8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Floating Rate Loans 79.8%		Floating Rate Loans 81.2%
	Nonconvertible Bonds 9.9%		Nonconvertible Bonds 10.3%
	Common Stocks 0.2%		Common Stocks 0.1%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 10.0%		Short-Term Investments and Net Other Assets (Liabilities) 8.4%
* Foreign investments	7.2%	** Foreign investments	7.6%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Floating Rate Loans (h) - 79.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (f)	$ 4,065	$ 4,045
Sequa Corp. term loan 3.7232% 12/3/14 (f)	27,990	27,780
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (f)	11,000	11,042
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (f)	17,965	17,943
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (f)	75,227	75,227
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (f)	9,206	9,206
		145,243
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (f)	2,963	2,896
Northwest Airlines Corp. Tranche B, term loan 3.97% 12/22/13 (f)	2,544	2,538
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (f)	13,575	13,405
US Airways Group, Inc. term loan 2.7398% 3/23/14 (f)	25,889	24,756
		43,595
Automotive - 2.9%
Allison Transmission, Inc.:
term loan 2.74% 8/7/14 (f)	20,958	20,932
Tranche B 2LN, term loan 3.74% 8/7/17 (f)	17,000	17,000
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	32,887	33,504
Delphi Corp.:
Tranche A, term loan 2.25% 3/31/16 (f)	28,900	28,755
Tranche B, term loan 3.5% 3/31/17 (f)	58,971	59,119
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (f)	48,727	47,326
Tranche C, term loan 2.1775% 12/27/15 (f)	24,860	24,146
Schaeffler AG Tranche C2, term loan 6% 1/27/17 (f)	23,000	23,115
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (f)	47,000	46,060
		299,957
Broadcasting - 4.6%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (f)	36,323	36,232
Clear Channel Capital I LLC Tranche B, term loan 3.8888% 1/29/16 (f)	40,634	32,863
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6388% 7/30/14 (f)	$ 2,847	$ 2,647
Gray Television, Inc. Tranche B, term loan 3.75% 12/31/14 (f)	2,339	2,321
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (f)	5,291	5,277
Raycom Media, Inc. Tranche B, term loan 4.5% 5/31/17 (f)	4,963	4,913
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (f)	4,837	4,837
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (f)	53,081	53,214
Univision Communications, Inc.:
term loan 4.4888% 3/31/17 (f)	132,205	122,951
Tranche 1LN, term loan 2.2388% 9/29/14 (f)	36,248	35,614
VNU, Inc.:
term loan 2.2413% 8/9/13 (f)	11,981	11,981
Tranche B, term loan 3.9913% 5/1/16 (f)	53,219	53,485
Tranche C, term loan 3.4913% 5/1/16 (f)	104,778	104,909
		471,244
Building Materials - 0.7%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (f)	24,205	24,205
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (f)	15,478	15,594
Tranche 2 LN, term loan 9% 10/28/17 (f)	2,253	2,292
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (f)	22,000	22,165
Nortek, Inc. Tranche B, term loan 5.2514% 4/26/17 (f)	11,561	11,619
		75,875
Cable TV - 5.3%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B 1LN, term loan 5.25% 4/4/19 (f)	8,000	8,020
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (f)	10,500	10,487
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (f)	36,561	36,607
CCO Holdings, LLC Tranche 3LN, term loan 2.7388% 9/6/14 (f)	66,097	65,271
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (f)	80,000	79,200
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Charter Communications Operating LLC:
Tranche C, term loan 3.72% 9/6/16 (f)	$ 133,838	$ 134,012
Tranche D, term loan 4% 4/11/19 (f)	34,000	33,915
CSC Holdings, Inc.:
Tranche B2, term loan 3.4888% 3/29/16 (f)	24,577	24,547
Tranche B3, term loan 3.2388% 3/29/16 (f)	72,617	72,348
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (f)	10,000	10,000
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	16,683	16,641
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (f)	2,918	2,910
UPC Broadband Holding BV:
Tranche AB, term loan 4.75% 12/31/17 (f)	10,000	10,025
Tranche T, term loan 3.7413% 12/31/16 (f)	11,448	11,419
Tranche X, term loan 3.7413% 12/31/17 (f)	21,942	21,778
WideOpenWest Finance LLC Tranche A, term loan 6.7413% 6/28/14 (f)	2,953	2,953
		540,133
Capital Goods - 0.8%
Rexnord LLC Tranche 1LN, term loan 5% 4/1/18 (f)	15,960	16,080
SRAM LLC. Tranche B 1LN, term loan 4.7805% 6/7/18 (f)	5,668	5,781
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (f)	3,017	3,013
Tranche B, term loan 4.25% 9/21/16 (f)	52,599	52,731
		77,605
Chemicals - 4.1%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (f)	6,427	6,532
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (f)	4,000	3,940
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (f)	41,823	41,928
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7413% 4/2/13 (f)	51,781	51,004
Tranche C, term loan 3.2182% 10/31/16 (f)	34,735	34,822
Chemtura Corp. term loan 5.5% 8/27/16 (f)	20,000	20,126
General Chemical Corp. Tranche B, term loan 5.0017% 10/6/15 (f)	3,634	3,634
Huntsman International LLC Tranche B, term loan:
1.8468% 4/19/14 (f)	35,736	35,736
2.8496% 4/19/17 (f)	4,950	4,888
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
INEOS U.S. Finance LLC:
term loan:
5.5% 5/4/15 (f)	$ 7,000	$ 7,035
6.5% 5/4/18 (f)	34,000	34,085
Tranche C 2LN, term loan 8.001% 12/16/14 (f)	9,402	9,743
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.7197% 5/15/14 (f)	5,165	5,172
Tranche 2LN, term loan 6.2197% 11/18/14 (f)	3,000	3,000
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (f)	9,673	9,286
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (f)	14,000	14,088
Polypore, Inc. Tranche B, term loan 2.24% 7/3/14 (f)	7,755	7,735
Rockwood Specialties Group, Inc. Tranche B, term loan 3.5% 2/10/18 (f)	33,265	33,349
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (f)	42,976	42,922
Styron Corp. Tranche B, term loan 6% 8/2/17 (f)	13,741	12,813
Taminco Global Chemical Corp. Tranche B, term loan 6.25% 2/15/19 (f)	6,865	6,916
Tronox, Inc.:
Tranche B, term loan 4.25% 2/8/18 (f)	19,470	19,543
Tranche DD, term loan 1% 8/8/18 (f)(i)	5,310	5,330
Univar NV Tranche B, term loan 5% 6/30/17 (f)	6,878	6,895
		420,522
Consumer Products - 2.8%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (f)	10,000	10,038
Jarden Corp. Tranche B, term loan 3.2413% 3/31/18 (f)	34,200	34,286
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (f)	29,179	29,216
Prestige Brands, Inc. Tranche B, term loan 5.2265% 1/31/19 (f)	19,833	19,883
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (f)	15,880	15,920
Reynolds Consumer Products Holdings, Inc.:
Tranche C, term loan 6.5% 8/9/18 (f)	60,859	61,620
Tranche E, term loan 6.5% 2/9/18 (f)	84,738	85,480
Spectrum Brands Holdings, Inc. Tranche B, term loan 5.0012% 6/17/16 (f)	6,105	6,128
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Weight Watchers International, Inc. Tranche F, term loan 4% 3/15/19 (f)	$ 15,000	$ 15,000
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (f)	4,000	4,030
		281,601
Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	20,054	20,079
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,512
Berry Plastics Holding Corp. Tranche C, term loan 2.2398% 4/3/15 (f)	10,780	10,510
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (f)	5,797	5,805
Rock-Tenn Co. Tranche A, term loan 2.25% 5/27/16 (f)	15,600	15,561
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (f)	26,528	26,793
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (f)	4,000	3,980
		92,240
Diversified Financial Services - 1.6%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (f)	29,440	29,625
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (f)	7,526	7,037
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (f)	35,000	35,088
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (f)	14,000	14,018
MSCI, Inc. Tranche B 1LN, term loan 3.5% 3/14/17 (f)	22,274	22,246
Royalty Pharma Finance Trust Tranche B 1LN, term loan 3.75% 11/9/16 (f)	4,955	4,942
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (f)	31,531	31,807
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (f)	20,214	20,113
		164,876
Diversified Media - 0.2%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.72% 5/31/14 (f)	1,969	1,585
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (f)	14,030	14,065
		15,650
Electric Utilities - 4.5%
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 3.99% 8/23/13 (f)	2,000	1,800
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
BRSP LLC term loan 7.5% 6/24/14 (f)	$ 10,197	$ 10,248
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (f)	8,933	8,944
Tranche B, term loan 4.5% 4/1/18 (f)	101,145	101,271
Covanta Energy Corp. Tranche B, term loan 4% 3/28/19 (f)	11,000	11,014
Dynegy, Inc. (Gas) Tranche B, term loan 9.25% 8/5/16 (f)	34,976	36,463
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (f)	41,302	41,096
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (f)	77,415	77,609
NSG Holdings LLC:
Credit-Linked Deposit 1.9737% 6/15/14 (f)	247	236
Tranche B, term loan 1.9737% 6/15/14 (f)	345	329
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.4697% 12/15/13 (f)	983	971
Tranche 2LN, term loan 4.7197% 12/15/14 (f)	25,024	24,148
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7413% 10/10/14 (f)	86,117	49,087
4.7413% 10/10/17 (f)	43,252	24,005
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	77,008	77,108
		464,329
Energy - 0.6%
Alon USA, Inc. term loan 2.4888% 8/4/13 (f)	3,000	2,910
CCS, Inc. Tranche B, term loan 3.2388% 11/14/14 (f)	12,925	12,505
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (f)	1,023	1,028
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (f)	30,000	29,625
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (f)	5,000	5,063
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (f)	10,945	10,945
Sheridan Production Partners LP term loan 6.5% 4/20/17 (f)	3,840	3,850
		65,926
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.3%
Cinemark USA, Inc. Tranche B-2, term loan 3.5881% 4/30/16 (f)	$ 2,970	$ 2,981
Regal Cinemas Corp. Tranche B, term loan 3.3666% 8/23/17 (f)	28,131	28,096
		31,077
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2499% 3/30/14 (f)	403	360
Food & Drug Retail - 1.2%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (f)	38,808	38,905
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (f)	20,719	20,616
Tranche ABL, term loan 1.997% 6/4/14 (f)	19,621	19,277
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (f)	12,000	12,120
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (f)	4,000	3,960
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/29/18 (f)	26,358	26,439
Tranche B2, term loan 3.4888% 10/5/15 (f)	6,102	6,117
		127,434
Food/Beverage/Tobacco - 1.4%
B&G Foods, Inc. Tranche B, term loan 4.5% 11/30/18 (f)	2,993	3,007
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5073% 2/11/16 (f)	6,869	6,912
Constellation Brands, Inc.:
Tranche B, term loan 1.9501% 6/5/13 (f)	19,959	19,934
Tranche B, term loan 3% 6/5/15 (f)	2,994	2,994
Dean Foods Co. Tranche B, term loan:
3.24% 4/2/16 (f)	24,476	24,384
3.49% 4/2/17 (f)	16,803	16,740
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (f)	20,843	20,738
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (f)	6,913	6,895
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (f)	10,937	10,910
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (f)	20,170	20,196
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Pinnacle Foods Finance LLC:
term loan 2.7698% 4/4/14 (f)	$ 3,378	$ 3,370
Tranche E, term loan 4.75% 9/27/18 (f)	4,000	4,005
		140,085
Gaming - 1.5%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (f)	21,570	21,624
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2388% 1/28/15 (f)	12,688	12,053
Tranche B2, term loan 3.2388% 1/28/15 (f)	3,890	3,696
Tranche B3, term loan 3.2405% 1/28/15 (f)	8,638	8,206
Tranche B4, term loan 9.5% 10/31/16 (f)	3,990	4,105
Las Vegas Sands Corp. term loan 2.85% 11/23/15 (f)	6,870	6,716
Las Vegas Sands LLC:
term loan 1.85% 5/23/14 (f)	7,174	7,139
Tranche B, term loan:
1.85% 5/23/14 (f)	35,130	34,955
2.85% 11/23/16 (f)	19,015	18,706
Tranche I, term loan 2.85% 11/23/16 (f)	3,822	3,760
Motor City Casino Tranche B, term loan 6% 3/1/17 (f)	5,000	5,013
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (f)	18,858	18,929
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (f)	10,000	9,963
		154,865
Healthcare - 16.2%
Alere, Inc. Tranche B 2LN, term loan 4.5% 6/30/17 (f)	3,000	2,989
Bausch & Lomb, Inc. term loan:
3.4888% 4/26/15 (f)	17,987	17,987
3.6696% 4/26/15 (f)	74,461	74,461
Biomet, Inc. term loan 3.3749% 3/25/15 (f)	34,342	34,256
Carestream Health, Inc. term loan 5% 2/25/17 (f)	2,969	2,895
Community Health Systems, Inc.:
term loan 3.9886% 1/25/17 (f)	197,732	195,260
Tranche B, term loan 2.6266% 7/25/14 (f)	126,278	125,173
DaVita, Inc.:
Tranche A, term loan 2.74% 10/20/15 (f)	38,203	38,108
Tranche B, term loan 4.5% 10/20/16 (f)	86,436	86,652
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	49,359	46,644
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	33,140	33,223
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (f)	$ 18,995	$ 19,042
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.8447% 3/31/13 (f)	50,606	50,672
Fresenius SE:
Tranche D 1LN, term loan 3.25% 9/10/14 (f)	35,509	35,509
Tranche D 2LN, term loan 3.25% 9/10/14 (f)	21,484	21,484
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (f)	39,871	39,920
Hanger Orthopedic Group, Inc. Tranche C, term loan 4.0102% 12/1/16 (f)	7,871	7,812
HCA, Inc.:
Tranche A 3LN, term loan 3.4888% 2/2/16 (f)	326,507	323,229
Tranche B2, term loan 3.7197% 3/31/17 (f)	117,201	115,443
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (f)	6,888	6,681
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (f)	36,060	36,060
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (f)	47,718	47,780
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (f)	29,925	30,562
LifePoint Hospitals, Inc. Tranche B, term loan 3.24% 4/15/15 (f)	22,363	22,363
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (f)	13,965	14,105
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	10,927	10,900
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (f)	9,925	9,900
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.4894% 6/15/14 (f)	3,948	3,879
Tranche 2LN, term loan 5.9888% 6/15/15 (f)	3,000	2,918
Tranche B, term loan 3.9888% 6/15/14 (f)	1,829	1,802
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (f)	2,067	2,015
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (f)	6,948	6,878
Universal Health Services, Inc.:
term loan 3.7535% 11/15/16 (f)	92,756	93,104
Tranche A, term loan 2.2472% 11/15/15 (f)	11,086	11,031
Valeant Pharmaceuticals International Tranche B, term loan 3.75% 2/13/19 (f)	31,000	30,884
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	$ 26,071	$ 26,201
VWR Funding, Inc. term loan 2.7388% 6/29/14 (f)	18,400	18,286
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (f)	8,903	8,914
		1,655,022
Homebuilders/Real Estate - 1.2%
Capital Automotive LP term loan 5.25% 3/11/17 (f)	8,851	8,807
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.4898% 11/9/15 (f)	6,800	6,775
Tranche B, term loan 3.4898% 11/9/16 (f)	24,002	24,002
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.4888% 3/4/18 (f)	40,702	40,652
Tranche D, term loan 3.7403% 9/4/19 (f)	22,828	22,799
RE/MAX LLC term loan 5.5% 4/14/16 (f)	3,539	3,539
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (f)	3,834	3,623
Credit-Linked Deposit 4.4913% 10/10/16 (f)	947	880
term loan 4.77% 10/10/16 (f)	12,052	11,193
		122,270
Insurance - 0.7%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (f)	41,740	41,794
Tranche 2nd LN, term loan 9% 5/24/19 (f)	9,000	9,135
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (f)	11,101	11,143
USI Holdings Corp. Tranche B, term loan 2.74% 5/4/14 (f)	9,441	9,276
		71,348
Leisure - 0.9%
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (f)	17,250	17,293
FGI Operating Co., LLC term loan 5.5% 4/19/19 (f)	4,000	4,025
Formula One Holdings Tranche B, term loan 5.75% 4/12/17 (f)	15,000	15,131
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (f)	37,630	37,724
Six Flags, Inc. Tranche B, term loan 4.25% 12/20/18 (f)	22,000	21,945
		96,118
Metals/Mining - 2.2%
Compass Minerals:
Tranche B, term loan 1.74% 12/22/12 (f)	1,955	1,955
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Compass Minerals: - continued
Tranche C, term loan 2.99% 1/15/16 (f)	$ 11,778	$ 11,778
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (f)	1,510	1,514
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (f)	85,480	85,480
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8532% 5/8/16 (f)	9,992	10,030
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (f)	6,394	6,394
Walter Energy, Inc.:
Tranche A, term loan 3.4283% 4/1/16 (f)	10,361	10,335
Tranche B, term loan 4% 4/1/18 (f)	92,150	92,150
		219,636
Paper - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	95
Publishing/Printing - 0.7%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (f)	4,093	4,089
Dex Media East LLC term loan 2.9755% 10/24/14 (f)	8,644	4,668
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (f)	1,868	1,214
Newsday LLC term loan 10.5% 8/1/13	7,406	7,591
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (f)	11,273	11,189
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (f)	41,984	38,415
		67,166
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (f)	33,726	33,810
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (f)	8,471	8,481
Dunkin Brands, Inc. Tranche B2, term loan 4% 11/23/17 (f)	37,382	37,429
Focus Brands, Inc. Tranche B 1LN, term loan 6.2718% 2/21/18 (f)	4,893	4,906
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (f)	8,000	8,000
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (f)	2,000	2,010
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7236% 6/14/13 (f)	148	146
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.: - continued
term loan 2.5625% 6/14/14 (f)	$ 1,965	$ 1,941
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (f)	7,533	7,590
		104,313
Services - 3.4%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (f)	7,425	7,425
ARAMARK Corp.:
Credit-Linked Deposit 2.1703% 1/26/14 (f)	2,528	2,521
Credit-Linked Deposit 3.5453% 7/26/16 (f)	3,579	3,570
Tranche B, term loan 3.4888% 7/26/16 (f)	54,415	54,279
Tranche C, term loan 3.6502% 7/26/16 (f)	51,888	51,758
3.4913% 7/26/16 (f)	4,377	4,366
Avis Budget Group, Inc. Tranche B, term loan 6.25% 9/22/18 (f)	3,827	3,827
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5007% 2/7/14 (f)	6,482	5,963
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (f)	1,896	1,910
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (f)	41,605	41,501
Interactive Data Corp. Tranche B, term loan 4.5% 2/11/18 (f)	34,650	34,695
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (f)	13,895	13,930
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (f)	2,656	2,656
ServiceMaster Co.:
term loan 2.8025% 7/24/14 (f)	86,181	85,104
Tranche DD, term loan 2.74% 7/24/14 (f)	6,826	6,740
SymphonyIRI Group, Inc. Tranche B, term loan 5% 12/1/17 (f)	10,910	10,910
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.2958% 8/4/15 (f)	1,900	1,900
Tranche B, term loan 3.75% 8/4/16 (f)	6,403	6,403
U.S. Foodservice Tranche B, term loan 2.74% 7/3/14 (f)	3,184	3,128
		342,586
Shipping - 0.2%
CEVA Group PLC Credit-Linked Deposit 3.4697% 11/4/13 (f)	1,110	1,069
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (f)	$ 1,000	$ 790
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (f)	18,219	18,380
		20,239
Specialty Retailing - 0.7%
Michaels Stores, Inc.:
Tranche B1, term loan 2.75% 10/31/13 (f)	43,542	43,596
Tranche B2, term loan 5% 7/31/16 (f)	9,596	9,668
Sally Holdings LLC Tranche B, term loan 2.49% 11/16/13 (f)	21,560	21,614
		74,878
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	2,992	3,007
Super Retail - 2.1%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (f)	11,970	12,090
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (f)	11,416	11,460
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 5.25% 9/30/18 (f)	11,975	12,080
Dollar General Corp.:
Tranche B1, term loan 3.2023% 7/6/14 (f)	26,244	26,244
Tranche B2, term loan 2.9888% 7/6/14 (f)	4,000	3,985
Tranche C, term loan 2.9888% 7/6/17 (f)	10,000	9,988
Gymboree Corp. term loan 5% 2/23/18 (f)	12,783	12,303
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (f)	43,402	43,024
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (f)	5,925	5,910
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	4,000	4,005
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	33,878	33,878
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (f)	1,943	1,950
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (f)	7,940	7,702
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (f)	18,715	18,621
Tranche B2, term loan 5.25% 5/25/18 (f)	8,933	8,709
		211,949
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - 8.2%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (f)	$ 73,781	$ 72,398
Tranche B 3LN, term loan 4.9906% 10/26/17 (f)	21,649	21,000
Booz Allen & Hamilton, Inc. Tranche B, term loan 3.75% 8/3/17 (f)	8,791	8,813
CDW Corp. Tranche B, term loan:
3.7403% 10/10/14 (f)	15,014	15,014
4% 7/15/17 (f)	19,702	19,308
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (f)	14,000	14,228
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.4913% 7/18/14 (f)	10,923	10,923
Tranche B 1LN, term loan 4.25% 7/18/16 (f)	3,278	3,291
First Data Corp.:
term loan 4.2398% 3/24/18 (f)	17,079	15,627
Tranche B1, term loan 2.9898% 9/24/14 (f)	95,535	91,236
Tranche B2, term loan 2.9898% 9/24/14 (f)	4,000	3,820
Tranche B3, term loan 2.9898% 9/24/14 (f)	20,949	20,006
Tranche D, term loan 5.2398% 3/24/17 (f)	35,529	33,931
Flextronics International Ltd.:
Tranche B A1, term loan 2.4888% 10/1/14 (f)	881	874
Tranche B A2, term loan 2.4888% 10/1/14 (f)	1,356	1,344
Tranche B A3, term loan 2.4913% 10/1/14 (f)	1,582	1,568
Tranche B-A, term loan 2.4911% 10/1/14 (f)	3,067	3,040
Freescale Semiconductor, Inc. term loan 4.4913% 12/1/16 (f)	151,054	148,033
Generac Power Systems, Inc. Tranche B, term loan 3.75% 2/9/19 (f)	7,545	7,507
Kronos, Inc.:
Tranche B 1LN, term loan 5.2197% 6/11/17 (f)	2,803	2,796
Tranche B 2LN, term loan 10.4697% 6/11/18 (f)	5,750	5,865
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (f)	3,000	3,038
Tranche B, term loan 6.25% 4/5/18 (f)	3,000	3,041
NDS Group PLC Tranche B, term loan 4% 3/10/18 (f)	11,825	11,825
NXP BV:
term loan 4.5% 3/4/17 (f)	73,139	72,317
Tranche A 2LN, term loan 5.5% 3/4/17 (f)	27,860	28,069
Tranche A6, term loan 5.25% 3/19/19 (f)	10,000	10,000
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (f)	24,747	24,716
Rovi Corp. Tranche A, term loan 2.74% 2/7/16 (f)	14,796	14,833
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (f)	$ 44,866	$ 44,810
Spansion, Inc. term loan 4.75% 2/9/15 (f)	7,930	7,940
SunGard Data Systems, Inc.:
term loan 3.9468% 2/28/16 (f)	18,124	18,146
Tranche B, term loan 3.7388% 2/28/14 (f)	13,767	13,801
Tranche C, term loan 3.9913% 2/28/17 (f)	61,540	61,694
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (f)	3,970	3,970
Syniverse Holdings, Inc. Tranche B, term loan 5% 4/11/19 (f)	12,000	12,000
Verifone, Inc. Tranche B, term loan 4.25% 12/28/18 (f)	2,993	3,000
		833,822
Telecommunications - 6.6%
Consolidated Communications, Inc. term loan 2.74% 12/31/14 (f)	10,043	9,967
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (f)	47,888	47,888
Digicel International Finance Ltd. Tranche D 1LN, term loan 4% 3/31/17 (f)	4,000	3,780
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	13,418	11,070
Genesys SA Tranche B, term loan 6.75% 1/31/19 (f)	5,000	5,044
Intelsat Jackson Holdings SA:
term loan 3.2403% 2/1/14 (f)	84,000	82,950
Tranche B, term loan 5.25% 4/2/18 (f)	171,277	171,928
Knology, Inc. Tranche B, term loan 4% 8/18/17 (f)	3,014	3,014
Level 3 Financing, Inc.:
term loan 2.6534% 3/13/14 (f)	50,000	49,625
Tranche B 2LN, term loan 5.75% 9/1/18 (f)	1,000	1,015
Tranche B 3LN, term loan 5.75% 9/1/18 (f)	7,780	7,897
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (f)	70,985	70,098
Tranche B, term loan 4.071% 11/3/16 (f)	14,384	14,240
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (f)	2,451	2,445
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (f)	62,000	61,845
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 1.99% 1/7/13 (f)	4,641	4,652
Tranche B, term loan 3.49% 12/30/16 (f)	4,757	4,751
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	48,157
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Vodafone Americas Finance 2, Inc.: - continued
term loan 6.875% 8/11/15	$ 44,301	$ 44,382
Windstream Corp.:
Tranche B1, term loan 1.9095% 7/17/13 (f)	11,498	11,498
Tranche B2, term loan 3.1595% 12/17/15 (f)	21,526	21,634
		677,880
Textiles & Apparel - 0.5%
Levi Strauss & Co. term loan 2.4888% 4/4/14 (f)	3,000	2,925
Phillips-Van Heusen Corp.:
term loan 2.75% 1/31/16 (f)	6,650	6,617
Tranche B, term loan 3.5% 5/6/16 (f)	24,082	24,082
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (f)	13,895	13,860
		47,484
TOTAL FLOATING RATE LOANS (Cost $8,127,024)		8,160,430
Nonconvertible Bonds - 9.9%

Air Transportation - 0.2%
Continental Airlines, Inc. 3.6093% 6/2/13 (f)	6,641	6,425
Continental Airlines, Inc. 9.25% 5/10/17	2,515	2,728
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,598	1,702
U.S. Airways pass-thru certificates Series 2012-1 Class A, 5.9% 10/1/24 (e)	4,000	4,000
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,446
		19,301
Automotive - 0.7%
ArvinMeritor, Inc. 10.625% 3/15/18	1,880	2,040
Delphi Corp. 5.875% 5/15/19 (d)	18,610	19,541
Ford Motor Credit Co. LLC 5.625% 9/15/15	8,000	8,710
General Motors Acceptance Corp. 2.6875% 12/1/14 (f)	40,000	37,438
		67,729
Banks & Thrifts - 1.2%
Ally Financial, Inc. 3.71% 2/11/14 (f)	52,000	51,220
Bank of America Corp. 1.8859% 1/30/14 (f)	3,250	3,192
GMAC, LLC 2.6875% 12/1/14 (f)	70,187	66,327
Regions Financial Corp. 5.75% 6/15/15	3,000	3,165
		123,904
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	$ 2,000	$ 2,160
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	3,955	4,113
		6,273
Chemicals - 0.9%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,440
INEOS Finance PLC 8.375% 2/15/19 (d)	6,520	6,993
LyondellBasell Industries NV 6% 11/15/21 (d)	2,980	3,218
NOVA Chemicals Corp. 3.7836% 11/15/13 (f)	72,669	72,487
		87,138
Consumer Products - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	2,000	1,880
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (d)	4,000	4,530
		6,410
Containers - 0.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,260	2,441
Berry Plastics Corp.:
5.2167% 2/15/15 (f)	60,000	60,000
8.25% 11/15/15	4,000	4,270
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,160
		73,871
Diversified Financial Services - 1.3%
CIT Group, Inc.:
4.75% 2/15/15 (d)	14,000	14,280
5.25% 4/1/14 (d)	45,000	46,350
International Lease Finance Corp.:
4.875% 4/1/15	4,000	4,000
5.625% 9/20/13	12,000	12,134
5.875% 5/1/13	21,405	21,887
6.25% 5/15/19	10,000	10,099
6.375% 3/25/13	13,000	13,325
SLM Corp. 0.7657% 1/27/14 (f)	14,000	13,409
		135,484
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,409
Series B, 9.25% 12/15/17	12,485	13,687
		32,096
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.9%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	$ 4,000	$ 4,320
CMS Energy Corp. 1.4167% 1/15/13 (f)	8,000	7,960
Energy Future Holdings Corp. 10% 1/15/20	54,320	58,937
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,513
11.75% 3/1/22 (d)	11,000	11,413
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	3,720
The AES Corp. 7.75% 3/1/14	3,000	3,255
		95,118
Energy - 0.1%
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,180
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)	3,000	3,285
		5,465
Gaming - 0.0%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)	3,000	3,158
Healthcare - 0.2%
Health Management Associates, Inc. 7.375% 1/15/20 (d)	3,420	3,582
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,021
		21,603
Homebuilders/Real Estate - 0.0%
Standard Pacific Corp. 8.375% 5/15/18	4,000	4,265
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,783
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (d)	39,705	41,095
8.25% 11/1/19 (d)	5,000	5,425
New Gold, Inc. 7% 4/15/20 (d)	2,750	2,826
		56,129
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,842	3,297
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2969% 8/1/14 (f)	3,000	2,805
		6,102
Publishing/Printing - 0.1%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (d)	8,000	8,420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - 0.3%
ARAMARK Corp. 4.0469% 2/1/15 (f)	$ 12,000	$ 11,940
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.0026% 5/15/14 (f)	19,000	18,430
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (d)(f)	5,000	5,363
		35,733
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,000	2,760
Ship Finance International Ltd. 8.5% 12/15/13	3,000	3,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,268
		13,028
Technology - 0.3%
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,511
10.125% 3/15/18 (d)	5,250	5,854
NXP BV/NXP Funding LLC 3.2167% 10/15/13 (f)	14,255	14,255
		26,620
Telecommunications - 1.7%
Clearwire Escrow Corp. 12% 12/1/15 (d)	7,983	7,364
GeoEye, Inc. 9.625% 10/1/15	2,505	2,746
Intelsat Ltd. 11.25% 6/15/16	8,000	8,410
iPCS, Inc.:
2.6719% 5/1/13 (f)	72,852	70,666
3.7969% 5/1/14 pay-in-kind (f)	69,150	66,039
Qwest Corp. 3.7237% 6/15/13 (f)	11,000	11,151
Sprint Capital Corp. 6.875% 11/15/28	4,000	2,990
Sprint Nextel Corp. 9% 11/15/18 (d)	3,000	3,304
Telesat Canada/Telesat LLC 6% 5/15/17 (d)(e)	3,000	3,000
		175,670
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 4.1455% 12/15/14 (f)	13,135	13,119
TOTAL NONCONVERTIBLE BONDS (Cost $995,937)		1,016,636
Commercial Mortgage Securities - 0.1%

Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.99% 11/15/15 (d)(f) (Cost $6,202)	6,596	6,188
Common Stocks - 0.2%
	Shares	Value (000s)
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	$ 832
ION Media Networks, Inc. (a)	2,842	1,643
		2,475
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,292	10,248
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	388
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(g)	1,054,692	26
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	159
TOTAL COMMON STOCKS (Cost $23,084)		16,580
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 13.2%

Fidelity Cash Central Fund, 0.14% (b) (Cost $1,349,354)	1,349,353,810	1,349,354
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) # (Cost $834)	$ 834	$ 834
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $10,502,435)		10,550,022
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(331,514)
NET ASSETS - 100%		$ 10,218,508
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,042,000 or 2.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,310,000 and $5,330,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$834,000 due 5/01/12 at 0.18%
Barclays Capital, Inc.	$ 228
Merrill Lynch, Pierce, Fenner & Smith, Inc.	177
RBS Securities, Inc.	429
$ 834
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 703
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,234	$ 832	$ 26	$ 4,376
Financials	551	-	-	551
Materials	10,248	10,248	-	-
Telecommunication Services	159	159	-	-
Utilities	388	388	-	-
Floating Rate Loans	8,160,430	-	8,160,430	-
Corporate Bonds	1,016,636	-	1,016,636	-
Commercial Mortgage Securities	6,188	-	6,188	-
Other	-	-	-	-
Money Market Funds	1,349,354	1,349,354	-	-
Cash Equivalents	834	-	834	-
Total Investments in Securities:	$ 10,550,022	$ 1,360,981	$ 9,184,114	$ 4,927
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	51
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 51

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012

Assets
Investment in securities, at value (including repurchase agreements of $834) - See accompanying schedule: Unaffiliated issuers (cost $9,153,081)	$ 9,200,668
Fidelity Central Funds (cost $1,349,354)	1,349,354
Total Investments (cost $10,502,435)		$ 10,550,022
Cash		48,444
Receivable for investments sold		10,334
Receivable for fund shares sold		19,663
Interest receivable		42,364
Distributions receivable from Fidelity Central Funds		169
Prepaid expenses		13
Other receivables		25
Total assets		10,671,034

Liabilities
Payable for investments purchased Regular delivery	$ 414,591
Delayed delivery	7,000
Payable for fund shares redeemed	17,244
Distributions payable	6,504
Accrued management fee	4,784
Distribution and service plan fees payable	1,028
Other affiliated payables	1,283
Other payables and accrued expenses	92
Total liabilities		452,526

Net Assets		$ 10,218,508
Net Assets consist of:
Paid in capital		$ 10,154,171
Undistributed net investment income		117,930
Accumulated undistributed net realized gain (loss) on investments		(101,180)
Net unrealized appreciation (depreciation) on investments		47,587
Net Assets		$ 10,218,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,307,333 ÷ 132,705 shares)	$ 9.85

Maximum offering price per share (100/97.25 of $9.85)	$ 10.13
Class T: Net Asset Value and redemption price per share ($250,135 ÷ 25,425 shares)	$ 9.84

Maximum offering price per share (100/97.25 of $9.84)	$ 10.12
Class B: Net Asset Value and offering price per share ($27,023 ÷ 2,747 shares)A	$ 9.84

Class C: Net Asset Value and offering price per share ($812,240 ÷ 82,466 shares)A	$ 9.85

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($5,583,025 ÷ 567,436 shares)	$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,238,752 ÷ 227,703 shares)	$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012

Investment Income
Dividends		$ 105
Interest		220,147
Income from Fidelity Central Funds		703
Total income		220,955

Expenses
Management fee	$ 28,321
Transfer agent fees	6,865
Distribution and service plan fees	6,398
Accounting fees and expenses	786
Custodian fees and expenses	66
Independent trustees' compensation	30
Registration fees	156
Audit	83
Legal	18
Miscellaneous	57
Total expenses before reductions	42,780
Expense reductions	(2)	42,778
Net investment income (loss)		178,177
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,542
Change in net unrealized appreciation (depreciation) on investment securities		118,454
Net gain (loss)		131,996
Net increase (decrease) in net assets resulting from operations		$ 310,173

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 178,177	$ 346,197
Net realized gain (loss)	13,542	42,915
Change in net unrealized appreciation (depreciation)	118,454	(245,127)
Net increase (decrease) in net assets resulting from operations	310,173	143,985
Distributions to shareholders from net investment income	(189,430)	(309,951)
Share transactions - net increase (decrease)	(36,464)	3,623,748
Redemption fees	243	1,302
Total increase (decrease) in net assets	84,522	3,459,084

Net Assets
Beginning of period	10,133,986	6,674,902
End of period (including undistributed net investment income of $117,930 and undistributed net investment income of $129,183, respectively)	$ 10,218,508	$ 10,133,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.167	.317	.391	.354	.476	.621
Net realized and unrealized gain (loss)	.131	(.080)	.425	1.232	(1.779)	(.196)
Total from investment operations	.298	.237	.816	1.586	(1.303)	.425
Distributions from net investment income	(.178)	(.298)	(.287)	(.278)	(.448)	(.625)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.178)	(.298)	(.337)	(.278)	(.448)	(.627)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.85	$ 9.73	$ 9.79	$ 9.31	$ 8.00	$ 9.75
Total Return B,C,D	3.09%	2.46%	8.96%	20.31%	(13.87)%	4.40%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.03%	1.05%	1.06%	1.02%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.03%	1.05%	1.06%	1.02%
Expenses net of all reductions	1.00% A	1.00%	1.03%	1.04%	1.06%	1.02%
Net investment income (loss)	3.44% A	3.25%	4.11%	4.09%	5.13%	6.28%
Supplemental Data
Net assets, end of period (in millions)	$ 1,307	$ 1,587	$ 1,064	$ 518	$ 192	$ 257
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94
Income from Investment Operations
Net investment income (loss) E	.162	.312	.391	.349	.481	.621
Net realized and unrealized gain (loss)	.131	(.070)	.416	1.228	(1.762)	(.206)
Total from investment operations	.293	.242	.807	1.577	(1.281)	.415
Distributions from net investment income	(.173)	(.293)	(.288)	(.279)	(.450)	(.625)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.173)	(.293)	(.338)	(.279)	(.450)	(.627)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.84	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.73
Total Return B,C,D	3.05%	2.51%	8.87%	20.20%	(13.66)%	4.30%
Ratios to Average Net Assets F,H
Expenses before reductions	1.10% A	1.05%	1.02%	1.04%	1.03%	1.03%
Expenses net of fee waivers, if any	1.10% A	1.05%	1.02%	1.04%	1.03%	1.03%
Expenses net of all reductions	1.10% A	1.05%	1.02%	1.04%	1.03%	1.02%
Net investment income (loss)	3.34% A	3.19%	4.12%	4.10%	5.16%	6.28%
Supplemental Data
Net assets, end of period (in millions)	$ 250	$ 271	$ 242	$ 143	$ 134	$ 309
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94
Income from Investment Operations
Net inv estment income (loss) E	.141	.266	.341	.305	.432	.569
Net realized and unrealized gain (loss)	.131	(.070)	.416	1.238	(1.771)	(.206)
Total from investment operations	.272	.196	.757	1.543	(1.339)	.363
Distributions from net investment income	(.152)	(.247)	(.238)	(.235)	(.402)	(.573)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.152)	(.247)	(.288)	(.235)	(.402)	(.575)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.84	$ 9.72	$ 9.77	$ 9.30	$ 7.99	$ 9.73
Total Return B,C,D	2.83%	2.03%	8.30%	19.74%	(14.21)%	3.76%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.52%	1.55%	1.56%	1.56%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	2.91% A	2.72%	3.59%	3.59%	4.64%	5.75%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 32	$ 43	$ 44	$ 42	$ 100
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.130	.244	.321	.288	.408	.553
Net realized and unrealized gain (loss)	.131	(.070)	.415	1.235	(1.770)	(.207)
Total from investment operations	.261	.174	.736	1.523	(1.362)	.346
Distributions from net investment income	(.141)	(.225)	(.217)	(.215)	(.379)	(.556)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.141)	(.225)	(.267)	(.215)	(.379)	(.558)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.85	$ 9.73	$ 9.78	$ 9.31	$ 8.00	$ 9.74
Total Return B,C,D	2.71%	1.80%	8.05%	19.43%	(14.41)%	3.58%
Ratios to Average Net Assets F,H
Expenses before reductions	1.75% A	1.74%	1.76%	1.78%	1.80%	1.71%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.76%	1.78%	1.80%	1.71%
Expenses net of all reductions	1.75% A	1.74%	1.76%	1.78%	1.80%	1.71%
Net investment income (loss)	2.69% A	2.50%	3.38%	3.35%	4.39%	5.59%
Supplemental Data
Net assets, end of period (in millions)	$ 812	$ 852	$ 622	$ 335	$ 199	$ 345
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94
Income from Investment Operations
Net investment income (loss) D	.180	.345	.418	.377	.508	.650
Net realized and unrealized gain (loss)	.132	(.070)	.417	1.225	(1.771)	(.196)
Total from investment operations	.312	.275	.835	1.602	(1.263)	.454
Distributions from net investment income	(.192)	(.326)	(.316)	(.304)	(.478)	(.654)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.192)	(.326)	(.366)	(.304)	(.478)	(.656)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.84	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.74
Total Return B,C	3.24%	2.86%	9.18%	20.55%	(13.49)%	4.72%
Ratios to Average Net Assets E,G
Expenses before reductions	.71% A	.71%	.73%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.71% A	.71%	.73%	.75%	.73%	.73%
Expenses net of all reductions	.71% A	.71%	.73%	.75%	.73%	.72%
Net investment income (loss)	3.73% A	3.53%	4.41%	4.39%	5.46%	6.58%
Supplemental Data
Net assets, end of period (in millions)	$ 5,583	$ 5,399	$ 3,566	$ 2,354	$ 1,292	$ 2,679
Portfolio turnover rate F	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94
Income from Investment Operations
Net investment income (loss) D	.178	.341	.415	.379	.503	.647
Net realized and unrealized gain (loss)	.132	(.079)	.427	1.221	(1.769)	(.206)
Total from investment operations	.310	.262	.842	1.600	(1.266)	.441
Distributions from net investment income	(.190)	(.323)	(.313)	(.302)	(.475)	(.651)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.190)	(.323)	(.363)	(.302)	(.475)	(.653)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.83	$ 9.71	$ 9.77	$ 9.29	$ 7.99	$ 9.73
Total Return B,C	3.23%	2.72%	9.27%	20.54%	(13.54)%	4.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.75%	.76%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.75% A	.75%	.76%	.77%	.77%	.76%
Expenses net of all reductions	.75% A	.75%	.76%	.77%	.76%	.76%
Net investment income (loss)	3.69% A	3.50%	4.38%	4.36%	5.43%	6.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,239	$ 1,992	$ 1,138	$ 469	$ 138	$ 207
Portfolio turnover rate F	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 208,912
Gross unrealized depreciation	(75,339)
Net unrealized appreciation (depreciation) on securities and other investments	$ 133,573

Tax cost	$ 10,416,449

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (72,623)
2017	(39,057)
Total capital loss carryforward	$ (111,680)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $2,281,416 and $2,529,210, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,850	$ 82
Class T	-%	.25%	323	2
Class B	.55%	.15%	103	81
Class C	.75%	.25%	4,122	1,231
			$ 6,398	$ 1,396

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B, 1.00% for Class C, 1.00% or ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76
Class T	10
Class B*	22
Class C*	113
$ 221

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,121.15
Class T	323.25
Class B	34.23
Class C	622.15
Fidelity Floating Rate High Income Fund	3,184.12
Institutional Class	1,581.16
	$ 6,865

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were fourteen dollars for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 27,201	$ 46,926
Class T	4,612	8,530
Class B	465	998
Class C	11,991	18,564
Fidelity Floating Rate High Income Fund	105,910	173,777
Institutional Class	39,251	61,156
Total	$ 189,430	$ 309,951

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	16,467	130,538	$ 160,734	$ 1,284,754
Reinvestment of distributions	2,130	3,698	20,732	36,131
Shares redeemed	(49,006)	(79,802)	(478,645)	(770,772)
Net increase (decrease)	(30,409)	54,434	$ (297,179)	$ 550,113

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class T
Shares sold	1,602	12,540	$ 15,638	$ 123,273
Reinvestment of distributions	399	732	3,875	7,143
Shares redeemed	(4,448)	(10,203)	(43,342)	(98,745)
Net increase (decrease)	(2,447)	3,069	$ (23,829)	$ 31,671
Class B
Shares sold	100	912	$ 978	$ 8,955
Reinvestment of distributions	35	73	342	715
Shares redeemed	(692)	(2,112)	(6,744)	(20,567)
Net increase (decrease)	(557)	(1,127)	$ (5,424)	$ (10,897)
Class C
Shares sold	5,988	47,996	$ 58,464	$ 472,487
Reinvestment of distributions	864	1,307	8,411	12,762
Shares redeemed	(11,965)	(25,248)	(116,654)	(243,629)
Net increase (decrease)	(5,113)	24,055	$ (49,779)	$ 241,620
Fidelity Floating Rate High Income Fund
Shares sold	95,265	455,198	$ 928,991	$ 4,469,045
Reinvestment of distributions	9,029	14,710	87,834	143,575
Shares redeemed	(92,388)	(279,260)	(898,301)	(2,694,467)
Net increase (decrease)	11,906	190,648	$ 118,524	$ 1,918,153
Institutional Class
Shares sold	56,807	192,248	$ 554,426	$ 1,885,819
Reinvestment of distributions	1,868	3,053	18,161	29,780
Shares redeemed	(36,127)	(106,613)	(351,364)	(1,022,511)
Net increase (decrease)	22,548	88,688	$ 221,223	$ 893,088

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Semiannual Report

June 19, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFRI-USAN-0612
1.784878.109

(Fidelity Investment logo)(registered trademark)

Fidelity®

Floating Rate High Income

Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

Semiannual Report

April 30, 2012
(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,030.90	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Class T	1.10%
Actual		$ 1,000.00	$ 1,030.50	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Class B	1.53%
Actual		$ 1,000.00	$ 1,028.30	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.67
Class C	1.75%
Actual		$ 1,000.00	$ 1,027.10	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77
Fidelity Floating Rate High Income Fund	.71%
Actual		$ 1,000.00	$ 1,032.40	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,032.30	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	4.3	4.2
Community Health Systems, Inc.	3.1	3.2
Intelsat Jackson Holdings SA	2.5	2.5
VNU, Inc.	1.6	2.1
Charter Communications Operating LLC	1.6	1.7
	13.1
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	16.4	16.8
Technology	8.5	10.1
Telecommunications	8.3	8.9
Electric Utilities	5.4	6.1
Cable TV	5.4	5.3
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
BBB 8.4%	BBB 4.6%
BB 43.9%	BBB 48.0%
B 30.7%	B 31.5%
CCC,CC,C 1.4%	CCC,CC,C 1.3%
D† 0.0%	D 0.0%
Not Rated 5.4%	Not Rated 6.1%
Equities 0.2%	Equities 0.1%
Short-Term Investments and Net Other Assets 10.0%	Short-Term Investments and Net Other Assets 8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Floating Rate Loans 79.8%		Floating Rate Loans 81.2%
	Nonconvertible Bonds 9.9%		Nonconvertible Bonds 10.3%
	Common Stocks 0.2%		Common Stocks 0.1%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 10.0%		Short-Term Investments and Net Other Assets (Liabilities) 8.4%
* Foreign investments	7.2%	** Foreign investments	7.6%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Floating Rate Loans (h) - 79.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (f)	$ 4,065	$ 4,045
Sequa Corp. term loan 3.7232% 12/3/14 (f)	27,990	27,780
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (f)	11,000	11,042
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (f)	17,965	17,943
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (f)	75,227	75,227
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (f)	9,206	9,206
		145,243
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (f)	2,963	2,896
Northwest Airlines Corp. Tranche B, term loan 3.97% 12/22/13 (f)	2,544	2,538
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (f)	13,575	13,405
US Airways Group, Inc. term loan 2.7398% 3/23/14 (f)	25,889	24,756
		43,595
Automotive - 2.9%
Allison Transmission, Inc.:
term loan 2.74% 8/7/14 (f)	20,958	20,932
Tranche B 2LN, term loan 3.74% 8/7/17 (f)	17,000	17,000
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	32,887	33,504
Delphi Corp.:
Tranche A, term loan 2.25% 3/31/16 (f)	28,900	28,755
Tranche B, term loan 3.5% 3/31/17 (f)	58,971	59,119
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (f)	48,727	47,326
Tranche C, term loan 2.1775% 12/27/15 (f)	24,860	24,146
Schaeffler AG Tranche C2, term loan 6% 1/27/17 (f)	23,000	23,115
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (f)	47,000	46,060
		299,957
Broadcasting - 4.6%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (f)	36,323	36,232
Clear Channel Capital I LLC Tranche B, term loan 3.8888% 1/29/16 (f)	40,634	32,863
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6388% 7/30/14 (f)	$ 2,847	$ 2,647
Gray Television, Inc. Tranche B, term loan 3.75% 12/31/14 (f)	2,339	2,321
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (f)	5,291	5,277
Raycom Media, Inc. Tranche B, term loan 4.5% 5/31/17 (f)	4,963	4,913
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (f)	4,837	4,837
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (f)	53,081	53,214
Univision Communications, Inc.:
term loan 4.4888% 3/31/17 (f)	132,205	122,951
Tranche 1LN, term loan 2.2388% 9/29/14 (f)	36,248	35,614
VNU, Inc.:
term loan 2.2413% 8/9/13 (f)	11,981	11,981
Tranche B, term loan 3.9913% 5/1/16 (f)	53,219	53,485
Tranche C, term loan 3.4913% 5/1/16 (f)	104,778	104,909
		471,244
Building Materials - 0.7%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (f)	24,205	24,205
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (f)	15,478	15,594
Tranche 2 LN, term loan 9% 10/28/17 (f)	2,253	2,292
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (f)	22,000	22,165
Nortek, Inc. Tranche B, term loan 5.2514% 4/26/17 (f)	11,561	11,619
		75,875
Cable TV - 5.3%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B 1LN, term loan 5.25% 4/4/19 (f)	8,000	8,020
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (f)	10,500	10,487
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (f)	36,561	36,607
CCO Holdings, LLC Tranche 3LN, term loan 2.7388% 9/6/14 (f)	66,097	65,271
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (f)	80,000	79,200
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Charter Communications Operating LLC:
Tranche C, term loan 3.72% 9/6/16 (f)	$ 133,838	$ 134,012
Tranche D, term loan 4% 4/11/19 (f)	34,000	33,915
CSC Holdings, Inc.:
Tranche B2, term loan 3.4888% 3/29/16 (f)	24,577	24,547
Tranche B3, term loan 3.2388% 3/29/16 (f)	72,617	72,348
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (f)	10,000	10,000
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	16,683	16,641
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (f)	2,918	2,910
UPC Broadband Holding BV:
Tranche AB, term loan 4.75% 12/31/17 (f)	10,000	10,025
Tranche T, term loan 3.7413% 12/31/16 (f)	11,448	11,419
Tranche X, term loan 3.7413% 12/31/17 (f)	21,942	21,778
WideOpenWest Finance LLC Tranche A, term loan 6.7413% 6/28/14 (f)	2,953	2,953
		540,133
Capital Goods - 0.8%
Rexnord LLC Tranche 1LN, term loan 5% 4/1/18 (f)	15,960	16,080
SRAM LLC. Tranche B 1LN, term loan 4.7805% 6/7/18 (f)	5,668	5,781
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (f)	3,017	3,013
Tranche B, term loan 4.25% 9/21/16 (f)	52,599	52,731
		77,605
Chemicals - 4.1%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (f)	6,427	6,532
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (f)	4,000	3,940
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (f)	41,823	41,928
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7413% 4/2/13 (f)	51,781	51,004
Tranche C, term loan 3.2182% 10/31/16 (f)	34,735	34,822
Chemtura Corp. term loan 5.5% 8/27/16 (f)	20,000	20,126
General Chemical Corp. Tranche B, term loan 5.0017% 10/6/15 (f)	3,634	3,634
Huntsman International LLC Tranche B, term loan:
1.8468% 4/19/14 (f)	35,736	35,736
2.8496% 4/19/17 (f)	4,950	4,888
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
INEOS U.S. Finance LLC:
term loan:
5.5% 5/4/15 (f)	$ 7,000	$ 7,035
6.5% 5/4/18 (f)	34,000	34,085
Tranche C 2LN, term loan 8.001% 12/16/14 (f)	9,402	9,743
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.7197% 5/15/14 (f)	5,165	5,172
Tranche 2LN, term loan 6.2197% 11/18/14 (f)	3,000	3,000
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (f)	9,673	9,286
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (f)	14,000	14,088
Polypore, Inc. Tranche B, term loan 2.24% 7/3/14 (f)	7,755	7,735
Rockwood Specialties Group, Inc. Tranche B, term loan 3.5% 2/10/18 (f)	33,265	33,349
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (f)	42,976	42,922
Styron Corp. Tranche B, term loan 6% 8/2/17 (f)	13,741	12,813
Taminco Global Chemical Corp. Tranche B, term loan 6.25% 2/15/19 (f)	6,865	6,916
Tronox, Inc.:
Tranche B, term loan 4.25% 2/8/18 (f)	19,470	19,543
Tranche DD, term loan 1% 8/8/18 (f)(i)	5,310	5,330
Univar NV Tranche B, term loan 5% 6/30/17 (f)	6,878	6,895
		420,522
Consumer Products - 2.8%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (f)	10,000	10,038
Jarden Corp. Tranche B, term loan 3.2413% 3/31/18 (f)	34,200	34,286
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (f)	29,179	29,216
Prestige Brands, Inc. Tranche B, term loan 5.2265% 1/31/19 (f)	19,833	19,883
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (f)	15,880	15,920
Reynolds Consumer Products Holdings, Inc.:
Tranche C, term loan 6.5% 8/9/18 (f)	60,859	61,620
Tranche E, term loan 6.5% 2/9/18 (f)	84,738	85,480
Spectrum Brands Holdings, Inc. Tranche B, term loan 5.0012% 6/17/16 (f)	6,105	6,128
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Weight Watchers International, Inc. Tranche F, term loan 4% 3/15/19 (f)	$ 15,000	$ 15,000
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (f)	4,000	4,030
		281,601
Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	20,054	20,079
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,512
Berry Plastics Holding Corp. Tranche C, term loan 2.2398% 4/3/15 (f)	10,780	10,510
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (f)	5,797	5,805
Rock-Tenn Co. Tranche A, term loan 2.25% 5/27/16 (f)	15,600	15,561
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (f)	26,528	26,793
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (f)	4,000	3,980
		92,240
Diversified Financial Services - 1.6%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (f)	29,440	29,625
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (f)	7,526	7,037
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (f)	35,000	35,088
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (f)	14,000	14,018
MSCI, Inc. Tranche B 1LN, term loan 3.5% 3/14/17 (f)	22,274	22,246
Royalty Pharma Finance Trust Tranche B 1LN, term loan 3.75% 11/9/16 (f)	4,955	4,942
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (f)	31,531	31,807
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (f)	20,214	20,113
		164,876
Diversified Media - 0.2%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.72% 5/31/14 (f)	1,969	1,585
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (f)	14,030	14,065
		15,650
Electric Utilities - 4.5%
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 3.99% 8/23/13 (f)	2,000	1,800
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
BRSP LLC term loan 7.5% 6/24/14 (f)	$ 10,197	$ 10,248
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (f)	8,933	8,944
Tranche B, term loan 4.5% 4/1/18 (f)	101,145	101,271
Covanta Energy Corp. Tranche B, term loan 4% 3/28/19 (f)	11,000	11,014
Dynegy, Inc. (Gas) Tranche B, term loan 9.25% 8/5/16 (f)	34,976	36,463
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (f)	41,302	41,096
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (f)	77,415	77,609
NSG Holdings LLC:
Credit-Linked Deposit 1.9737% 6/15/14 (f)	247	236
Tranche B, term loan 1.9737% 6/15/14 (f)	345	329
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.4697% 12/15/13 (f)	983	971
Tranche 2LN, term loan 4.7197% 12/15/14 (f)	25,024	24,148
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7413% 10/10/14 (f)	86,117	49,087
4.7413% 10/10/17 (f)	43,252	24,005
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	77,008	77,108
		464,329
Energy - 0.6%
Alon USA, Inc. term loan 2.4888% 8/4/13 (f)	3,000	2,910
CCS, Inc. Tranche B, term loan 3.2388% 11/14/14 (f)	12,925	12,505
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (f)	1,023	1,028
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (f)	30,000	29,625
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (f)	5,000	5,063
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (f)	10,945	10,945
Sheridan Production Partners LP term loan 6.5% 4/20/17 (f)	3,840	3,850
		65,926
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.3%
Cinemark USA, Inc. Tranche B-2, term loan 3.5881% 4/30/16 (f)	$ 2,970	$ 2,981
Regal Cinemas Corp. Tranche B, term loan 3.3666% 8/23/17 (f)	28,131	28,096
		31,077
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2499% 3/30/14 (f)	403	360
Food & Drug Retail - 1.2%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (f)	38,808	38,905
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (f)	20,719	20,616
Tranche ABL, term loan 1.997% 6/4/14 (f)	19,621	19,277
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (f)	12,000	12,120
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (f)	4,000	3,960
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/29/18 (f)	26,358	26,439
Tranche B2, term loan 3.4888% 10/5/15 (f)	6,102	6,117
		127,434
Food/Beverage/Tobacco - 1.4%
B&G Foods, Inc. Tranche B, term loan 4.5% 11/30/18 (f)	2,993	3,007
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5073% 2/11/16 (f)	6,869	6,912
Constellation Brands, Inc.:
Tranche B, term loan 1.9501% 6/5/13 (f)	19,959	19,934
Tranche B, term loan 3% 6/5/15 (f)	2,994	2,994
Dean Foods Co. Tranche B, term loan:
3.24% 4/2/16 (f)	24,476	24,384
3.49% 4/2/17 (f)	16,803	16,740
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (f)	20,843	20,738
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (f)	6,913	6,895
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (f)	10,937	10,910
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (f)	20,170	20,196
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Pinnacle Foods Finance LLC:
term loan 2.7698% 4/4/14 (f)	$ 3,378	$ 3,370
Tranche E, term loan 4.75% 9/27/18 (f)	4,000	4,005
		140,085
Gaming - 1.5%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (f)	21,570	21,624
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2388% 1/28/15 (f)	12,688	12,053
Tranche B2, term loan 3.2388% 1/28/15 (f)	3,890	3,696
Tranche B3, term loan 3.2405% 1/28/15 (f)	8,638	8,206
Tranche B4, term loan 9.5% 10/31/16 (f)	3,990	4,105
Las Vegas Sands Corp. term loan 2.85% 11/23/15 (f)	6,870	6,716
Las Vegas Sands LLC:
term loan 1.85% 5/23/14 (f)	7,174	7,139
Tranche B, term loan:
1.85% 5/23/14 (f)	35,130	34,955
2.85% 11/23/16 (f)	19,015	18,706
Tranche I, term loan 2.85% 11/23/16 (f)	3,822	3,760
Motor City Casino Tranche B, term loan 6% 3/1/17 (f)	5,000	5,013
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (f)	18,858	18,929
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (f)	10,000	9,963
		154,865
Healthcare - 16.2%
Alere, Inc. Tranche B 2LN, term loan 4.5% 6/30/17 (f)	3,000	2,989
Bausch & Lomb, Inc. term loan:
3.4888% 4/26/15 (f)	17,987	17,987
3.6696% 4/26/15 (f)	74,461	74,461
Biomet, Inc. term loan 3.3749% 3/25/15 (f)	34,342	34,256
Carestream Health, Inc. term loan 5% 2/25/17 (f)	2,969	2,895
Community Health Systems, Inc.:
term loan 3.9886% 1/25/17 (f)	197,732	195,260
Tranche B, term loan 2.6266% 7/25/14 (f)	126,278	125,173
DaVita, Inc.:
Tranche A, term loan 2.74% 10/20/15 (f)	38,203	38,108
Tranche B, term loan 4.5% 10/20/16 (f)	86,436	86,652
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	49,359	46,644
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	33,140	33,223
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (f)	$ 18,995	$ 19,042
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.8447% 3/31/13 (f)	50,606	50,672
Fresenius SE:
Tranche D 1LN, term loan 3.25% 9/10/14 (f)	35,509	35,509
Tranche D 2LN, term loan 3.25% 9/10/14 (f)	21,484	21,484
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (f)	39,871	39,920
Hanger Orthopedic Group, Inc. Tranche C, term loan 4.0102% 12/1/16 (f)	7,871	7,812
HCA, Inc.:
Tranche A 3LN, term loan 3.4888% 2/2/16 (f)	326,507	323,229
Tranche B2, term loan 3.7197% 3/31/17 (f)	117,201	115,443
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (f)	6,888	6,681
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (f)	36,060	36,060
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (f)	47,718	47,780
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (f)	29,925	30,562
LifePoint Hospitals, Inc. Tranche B, term loan 3.24% 4/15/15 (f)	22,363	22,363
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (f)	13,965	14,105
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	10,927	10,900
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (f)	9,925	9,900
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.4894% 6/15/14 (f)	3,948	3,879
Tranche 2LN, term loan 5.9888% 6/15/15 (f)	3,000	2,918
Tranche B, term loan 3.9888% 6/15/14 (f)	1,829	1,802
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (f)	2,067	2,015
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (f)	6,948	6,878
Universal Health Services, Inc.:
term loan 3.7535% 11/15/16 (f)	92,756	93,104
Tranche A, term loan 2.2472% 11/15/15 (f)	11,086	11,031
Valeant Pharmaceuticals International Tranche B, term loan 3.75% 2/13/19 (f)	31,000	30,884
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	$ 26,071	$ 26,201
VWR Funding, Inc. term loan 2.7388% 6/29/14 (f)	18,400	18,286
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (f)	8,903	8,914
		1,655,022
Homebuilders/Real Estate - 1.2%
Capital Automotive LP term loan 5.25% 3/11/17 (f)	8,851	8,807
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.4898% 11/9/15 (f)	6,800	6,775
Tranche B, term loan 3.4898% 11/9/16 (f)	24,002	24,002
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.4888% 3/4/18 (f)	40,702	40,652
Tranche D, term loan 3.7403% 9/4/19 (f)	22,828	22,799
RE/MAX LLC term loan 5.5% 4/14/16 (f)	3,539	3,539
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (f)	3,834	3,623
Credit-Linked Deposit 4.4913% 10/10/16 (f)	947	880
term loan 4.77% 10/10/16 (f)	12,052	11,193
		122,270
Insurance - 0.7%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (f)	41,740	41,794
Tranche 2nd LN, term loan 9% 5/24/19 (f)	9,000	9,135
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (f)	11,101	11,143
USI Holdings Corp. Tranche B, term loan 2.74% 5/4/14 (f)	9,441	9,276
		71,348
Leisure - 0.9%
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (f)	17,250	17,293
FGI Operating Co., LLC term loan 5.5% 4/19/19 (f)	4,000	4,025
Formula One Holdings Tranche B, term loan 5.75% 4/12/17 (f)	15,000	15,131
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (f)	37,630	37,724
Six Flags, Inc. Tranche B, term loan 4.25% 12/20/18 (f)	22,000	21,945
		96,118
Metals/Mining - 2.2%
Compass Minerals:
Tranche B, term loan 1.74% 12/22/12 (f)	1,955	1,955
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Compass Minerals: - continued
Tranche C, term loan 2.99% 1/15/16 (f)	$ 11,778	$ 11,778
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (f)	1,510	1,514
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (f)	85,480	85,480
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8532% 5/8/16 (f)	9,992	10,030
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (f)	6,394	6,394
Walter Energy, Inc.:
Tranche A, term loan 3.4283% 4/1/16 (f)	10,361	10,335
Tranche B, term loan 4% 4/1/18 (f)	92,150	92,150
		219,636
Paper - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	95
Publishing/Printing - 0.7%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (f)	4,093	4,089
Dex Media East LLC term loan 2.9755% 10/24/14 (f)	8,644	4,668
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (f)	1,868	1,214
Newsday LLC term loan 10.5% 8/1/13	7,406	7,591
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (f)	11,273	11,189
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (f)	41,984	38,415
		67,166
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (f)	33,726	33,810
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (f)	8,471	8,481
Dunkin Brands, Inc. Tranche B2, term loan 4% 11/23/17 (f)	37,382	37,429
Focus Brands, Inc. Tranche B 1LN, term loan 6.2718% 2/21/18 (f)	4,893	4,906
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (f)	8,000	8,000
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (f)	2,000	2,010
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7236% 6/14/13 (f)	148	146
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.: - continued
term loan 2.5625% 6/14/14 (f)	$ 1,965	$ 1,941
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (f)	7,533	7,590
		104,313
Services - 3.4%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (f)	7,425	7,425
ARAMARK Corp.:
Credit-Linked Deposit 2.1703% 1/26/14 (f)	2,528	2,521
Credit-Linked Deposit 3.5453% 7/26/16 (f)	3,579	3,570
Tranche B, term loan 3.4888% 7/26/16 (f)	54,415	54,279
Tranche C, term loan 3.6502% 7/26/16 (f)	51,888	51,758
3.4913% 7/26/16 (f)	4,377	4,366
Avis Budget Group, Inc. Tranche B, term loan 6.25% 9/22/18 (f)	3,827	3,827
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5007% 2/7/14 (f)	6,482	5,963
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (f)	1,896	1,910
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (f)	41,605	41,501
Interactive Data Corp. Tranche B, term loan 4.5% 2/11/18 (f)	34,650	34,695
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (f)	13,895	13,930
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (f)	2,656	2,656
ServiceMaster Co.:
term loan 2.8025% 7/24/14 (f)	86,181	85,104
Tranche DD, term loan 2.74% 7/24/14 (f)	6,826	6,740
SymphonyIRI Group, Inc. Tranche B, term loan 5% 12/1/17 (f)	10,910	10,910
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.2958% 8/4/15 (f)	1,900	1,900
Tranche B, term loan 3.75% 8/4/16 (f)	6,403	6,403
U.S. Foodservice Tranche B, term loan 2.74% 7/3/14 (f)	3,184	3,128
		342,586
Shipping - 0.2%
CEVA Group PLC Credit-Linked Deposit 3.4697% 11/4/13 (f)	1,110	1,069
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (f)	$ 1,000	$ 790
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (f)	18,219	18,380
		20,239
Specialty Retailing - 0.7%
Michaels Stores, Inc.:
Tranche B1, term loan 2.75% 10/31/13 (f)	43,542	43,596
Tranche B2, term loan 5% 7/31/16 (f)	9,596	9,668
Sally Holdings LLC Tranche B, term loan 2.49% 11/16/13 (f)	21,560	21,614
		74,878
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	2,992	3,007
Super Retail - 2.1%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (f)	11,970	12,090
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (f)	11,416	11,460
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 5.25% 9/30/18 (f)	11,975	12,080
Dollar General Corp.:
Tranche B1, term loan 3.2023% 7/6/14 (f)	26,244	26,244
Tranche B2, term loan 2.9888% 7/6/14 (f)	4,000	3,985
Tranche C, term loan 2.9888% 7/6/17 (f)	10,000	9,988
Gymboree Corp. term loan 5% 2/23/18 (f)	12,783	12,303
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (f)	43,402	43,024
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (f)	5,925	5,910
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	4,000	4,005
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	33,878	33,878
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (f)	1,943	1,950
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (f)	7,940	7,702
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (f)	18,715	18,621
Tranche B2, term loan 5.25% 5/25/18 (f)	8,933	8,709
		211,949
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - 8.2%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (f)	$ 73,781	$ 72,398
Tranche B 3LN, term loan 4.9906% 10/26/17 (f)	21,649	21,000
Booz Allen & Hamilton, Inc. Tranche B, term loan 3.75% 8/3/17 (f)	8,791	8,813
CDW Corp. Tranche B, term loan:
3.7403% 10/10/14 (f)	15,014	15,014
4% 7/15/17 (f)	19,702	19,308
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (f)	14,000	14,228
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.4913% 7/18/14 (f)	10,923	10,923
Tranche B 1LN, term loan 4.25% 7/18/16 (f)	3,278	3,291
First Data Corp.:
term loan 4.2398% 3/24/18 (f)	17,079	15,627
Tranche B1, term loan 2.9898% 9/24/14 (f)	95,535	91,236
Tranche B2, term loan 2.9898% 9/24/14 (f)	4,000	3,820
Tranche B3, term loan 2.9898% 9/24/14 (f)	20,949	20,006
Tranche D, term loan 5.2398% 3/24/17 (f)	35,529	33,931
Flextronics International Ltd.:
Tranche B A1, term loan 2.4888% 10/1/14 (f)	881	874
Tranche B A2, term loan 2.4888% 10/1/14 (f)	1,356	1,344
Tranche B A3, term loan 2.4913% 10/1/14 (f)	1,582	1,568
Tranche B-A, term loan 2.4911% 10/1/14 (f)	3,067	3,040
Freescale Semiconductor, Inc. term loan 4.4913% 12/1/16 (f)	151,054	148,033
Generac Power Systems, Inc. Tranche B, term loan 3.75% 2/9/19 (f)	7,545	7,507
Kronos, Inc.:
Tranche B 1LN, term loan 5.2197% 6/11/17 (f)	2,803	2,796
Tranche B 2LN, term loan 10.4697% 6/11/18 (f)	5,750	5,865
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (f)	3,000	3,038
Tranche B, term loan 6.25% 4/5/18 (f)	3,000	3,041
NDS Group PLC Tranche B, term loan 4% 3/10/18 (f)	11,825	11,825
NXP BV:
term loan 4.5% 3/4/17 (f)	73,139	72,317
Tranche A 2LN, term loan 5.5% 3/4/17 (f)	27,860	28,069
Tranche A6, term loan 5.25% 3/19/19 (f)	10,000	10,000
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (f)	24,747	24,716
Rovi Corp. Tranche A, term loan 2.74% 2/7/16 (f)	14,796	14,833
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (f)	$ 44,866	$ 44,810
Spansion, Inc. term loan 4.75% 2/9/15 (f)	7,930	7,940
SunGard Data Systems, Inc.:
term loan 3.9468% 2/28/16 (f)	18,124	18,146
Tranche B, term loan 3.7388% 2/28/14 (f)	13,767	13,801
Tranche C, term loan 3.9913% 2/28/17 (f)	61,540	61,694
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (f)	3,970	3,970
Syniverse Holdings, Inc. Tranche B, term loan 5% 4/11/19 (f)	12,000	12,000
Verifone, Inc. Tranche B, term loan 4.25% 12/28/18 (f)	2,993	3,000
		833,822
Telecommunications - 6.6%
Consolidated Communications, Inc. term loan 2.74% 12/31/14 (f)	10,043	9,967
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (f)	47,888	47,888
Digicel International Finance Ltd. Tranche D 1LN, term loan 4% 3/31/17 (f)	4,000	3,780
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	13,418	11,070
Genesys SA Tranche B, term loan 6.75% 1/31/19 (f)	5,000	5,044
Intelsat Jackson Holdings SA:
term loan 3.2403% 2/1/14 (f)	84,000	82,950
Tranche B, term loan 5.25% 4/2/18 (f)	171,277	171,928
Knology, Inc. Tranche B, term loan 4% 8/18/17 (f)	3,014	3,014
Level 3 Financing, Inc.:
term loan 2.6534% 3/13/14 (f)	50,000	49,625
Tranche B 2LN, term loan 5.75% 9/1/18 (f)	1,000	1,015
Tranche B 3LN, term loan 5.75% 9/1/18 (f)	7,780	7,897
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (f)	70,985	70,098
Tranche B, term loan 4.071% 11/3/16 (f)	14,384	14,240
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (f)	2,451	2,445
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (f)	62,000	61,845
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 1.99% 1/7/13 (f)	4,641	4,652
Tranche B, term loan 3.49% 12/30/16 (f)	4,757	4,751
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	48,157
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Vodafone Americas Finance 2, Inc.: - continued
term loan 6.875% 8/11/15	$ 44,301	$ 44,382
Windstream Corp.:
Tranche B1, term loan 1.9095% 7/17/13 (f)	11,498	11,498
Tranche B2, term loan 3.1595% 12/17/15 (f)	21,526	21,634
		677,880
Textiles & Apparel - 0.5%
Levi Strauss & Co. term loan 2.4888% 4/4/14 (f)	3,000	2,925
Phillips-Van Heusen Corp.:
term loan 2.75% 1/31/16 (f)	6,650	6,617
Tranche B, term loan 3.5% 5/6/16 (f)	24,082	24,082
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (f)	13,895	13,860
		47,484
TOTAL FLOATING RATE LOANS (Cost $8,127,024)		8,160,430
Nonconvertible Bonds - 9.9%

Air Transportation - 0.2%
Continental Airlines, Inc. 3.6093% 6/2/13 (f)	6,641	6,425
Continental Airlines, Inc. 9.25% 5/10/17	2,515	2,728
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,598	1,702
U.S. Airways pass-thru certificates Series 2012-1 Class A, 5.9% 10/1/24 (e)	4,000	4,000
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,446
		19,301
Automotive - 0.7%
ArvinMeritor, Inc. 10.625% 3/15/18	1,880	2,040
Delphi Corp. 5.875% 5/15/19 (d)	18,610	19,541
Ford Motor Credit Co. LLC 5.625% 9/15/15	8,000	8,710
General Motors Acceptance Corp. 2.6875% 12/1/14 (f)	40,000	37,438
		67,729
Banks & Thrifts - 1.2%
Ally Financial, Inc. 3.71% 2/11/14 (f)	52,000	51,220
Bank of America Corp. 1.8859% 1/30/14 (f)	3,250	3,192
GMAC, LLC 2.6875% 12/1/14 (f)	70,187	66,327
Regions Financial Corp. 5.75% 6/15/15	3,000	3,165
		123,904
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	$ 2,000	$ 2,160
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	3,955	4,113
		6,273
Chemicals - 0.9%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,440
INEOS Finance PLC 8.375% 2/15/19 (d)	6,520	6,993
LyondellBasell Industries NV 6% 11/15/21 (d)	2,980	3,218
NOVA Chemicals Corp. 3.7836% 11/15/13 (f)	72,669	72,487
		87,138
Consumer Products - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	2,000	1,880
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (d)	4,000	4,530
		6,410
Containers - 0.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,260	2,441
Berry Plastics Corp.:
5.2167% 2/15/15 (f)	60,000	60,000
8.25% 11/15/15	4,000	4,270
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,160
		73,871
Diversified Financial Services - 1.3%
CIT Group, Inc.:
4.75% 2/15/15 (d)	14,000	14,280
5.25% 4/1/14 (d)	45,000	46,350
International Lease Finance Corp.:
4.875% 4/1/15	4,000	4,000
5.625% 9/20/13	12,000	12,134
5.875% 5/1/13	21,405	21,887
6.25% 5/15/19	10,000	10,099
6.375% 3/25/13	13,000	13,325
SLM Corp. 0.7657% 1/27/14 (f)	14,000	13,409
		135,484
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,409
Series B, 9.25% 12/15/17	12,485	13,687
		32,096
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.9%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	$ 4,000	$ 4,320
CMS Energy Corp. 1.4167% 1/15/13 (f)	8,000	7,960
Energy Future Holdings Corp. 10% 1/15/20	54,320	58,937
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,513
11.75% 3/1/22 (d)	11,000	11,413
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	3,720
The AES Corp. 7.75% 3/1/14	3,000	3,255
		95,118
Energy - 0.1%
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,180
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)	3,000	3,285
		5,465
Gaming - 0.0%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)	3,000	3,158
Healthcare - 0.2%
Health Management Associates, Inc. 7.375% 1/15/20 (d)	3,420	3,582
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,021
		21,603
Homebuilders/Real Estate - 0.0%
Standard Pacific Corp. 8.375% 5/15/18	4,000	4,265
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,783
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (d)	39,705	41,095
8.25% 11/1/19 (d)	5,000	5,425
New Gold, Inc. 7% 4/15/20 (d)	2,750	2,826
		56,129
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,842	3,297
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2969% 8/1/14 (f)	3,000	2,805
		6,102
Publishing/Printing - 0.1%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (d)	8,000	8,420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - 0.3%
ARAMARK Corp. 4.0469% 2/1/15 (f)	$ 12,000	$ 11,940
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.0026% 5/15/14 (f)	19,000	18,430
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (d)(f)	5,000	5,363
		35,733
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,000	2,760
Ship Finance International Ltd. 8.5% 12/15/13	3,000	3,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,268
		13,028
Technology - 0.3%
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,511
10.125% 3/15/18 (d)	5,250	5,854
NXP BV/NXP Funding LLC 3.2167% 10/15/13 (f)	14,255	14,255
		26,620
Telecommunications - 1.7%
Clearwire Escrow Corp. 12% 12/1/15 (d)	7,983	7,364
GeoEye, Inc. 9.625% 10/1/15	2,505	2,746
Intelsat Ltd. 11.25% 6/15/16	8,000	8,410
iPCS, Inc.:
2.6719% 5/1/13 (f)	72,852	70,666
3.7969% 5/1/14 pay-in-kind (f)	69,150	66,039
Qwest Corp. 3.7237% 6/15/13 (f)	11,000	11,151
Sprint Capital Corp. 6.875% 11/15/28	4,000	2,990
Sprint Nextel Corp. 9% 11/15/18 (d)	3,000	3,304
Telesat Canada/Telesat LLC 6% 5/15/17 (d)(e)	3,000	3,000
		175,670
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 4.1455% 12/15/14 (f)	13,135	13,119
TOTAL NONCONVERTIBLE BONDS (Cost $995,937)		1,016,636
Commercial Mortgage Securities - 0.1%

Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.99% 11/15/15 (d)(f) (Cost $6,202)	6,596	6,188
Common Stocks - 0.2%
	Shares	Value (000s)
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	$ 832
ION Media Networks, Inc. (a)	2,842	1,643
		2,475
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,292	10,248
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	388
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(g)	1,054,692	26
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	159
TOTAL COMMON STOCKS (Cost $23,084)		16,580
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 13.2%

Fidelity Cash Central Fund, 0.14% (b) (Cost $1,349,354)	1,349,353,810	1,349,354
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) # (Cost $834)	$ 834	$ 834
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $10,502,435)		10,550,022
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(331,514)
NET ASSETS - 100%		$ 10,218,508
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,042,000 or 2.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,310,000 and $5,330,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$834,000 due 5/01/12 at 0.18%
Barclays Capital, Inc.	$ 228
Merrill Lynch, Pierce, Fenner & Smith, Inc.	177
RBS Securities, Inc.	429
$ 834
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 703
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,234	$ 832	$ 26	$ 4,376
Financials	551	-	-	551
Materials	10,248	10,248	-	-
Telecommunication Services	159	159	-	-
Utilities	388	388	-	-
Floating Rate Loans	8,160,430	-	8,160,430	-
Corporate Bonds	1,016,636	-	1,016,636	-
Commercial Mortgage Securities	6,188	-	6,188	-
Other	-	-	-	-
Money Market Funds	1,349,354	1,349,354	-	-
Cash Equivalents	834	-	834	-
Total Investments in Securities:	$ 10,550,022	$ 1,360,981	$ 9,184,114	$ 4,927
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	51
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 51

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012

Assets
Investment in securities, at value (including repurchase agreements of $834) - See accompanying schedule: Unaffiliated issuers (cost $9,153,081)	$ 9,200,668
Fidelity Central Funds (cost $1,349,354)	1,349,354
Total Investments (cost $10,502,435)		$ 10,550,022
Cash		48,444
Receivable for investments sold		10,334
Receivable for fund shares sold		19,663
Interest receivable		42,364
Distributions receivable from Fidelity Central Funds		169
Prepaid expenses		13
Other receivables		25
Total assets		10,671,034

Liabilities
Payable for investments purchased Regular delivery	$ 414,591
Delayed delivery	7,000
Payable for fund shares redeemed	17,244
Distributions payable	6,504
Accrued management fee	4,784
Distribution and service plan fees payable	1,028
Other affiliated payables	1,283
Other payables and accrued expenses	92
Total liabilities		452,526

Net Assets		$ 10,218,508
Net Assets consist of:
Paid in capital		$ 10,154,171
Undistributed net investment income		117,930
Accumulated undistributed net realized gain (loss) on investments		(101,180)
Net unrealized appreciation (depreciation) on investments		47,587
Net Assets		$ 10,218,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,307,333 ÷ 132,705 shares)	$ 9.85

Maximum offering price per share (100/97.25 of $9.85)	$ 10.13
Class T: Net Asset Value and redemption price per share ($250,135 ÷ 25,425 shares)	$ 9.84

Maximum offering price per share (100/97.25 of $9.84)	$ 10.12
Class B: Net Asset Value and offering price per share ($27,023 ÷ 2,747 shares)A	$ 9.84

Class C: Net Asset Value and offering price per share ($812,240 ÷ 82,466 shares)A	$ 9.85

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($5,583,025 ÷ 567,436 shares)	$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,238,752 ÷ 227,703 shares)	$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012

Investment Income
Dividends		$ 105
Interest		220,147
Income from Fidelity Central Funds		703
Total income		220,955

Expenses
Management fee	$ 28,321
Transfer agent fees	6,865
Distribution and service plan fees	6,398
Accounting fees and expenses	786
Custodian fees and expenses	66
Independent trustees' compensation	30
Registration fees	156
Audit	83
Legal	18
Miscellaneous	57
Total expenses before reductions	42,780
Expense reductions	(2)	42,778
Net investment income (loss)		178,177
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,542
Change in net unrealized appreciation (depreciation) on investment securities		118,454
Net gain (loss)		131,996
Net increase (decrease) in net assets resulting from operations		$ 310,173

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 178,177	$ 346,197
Net realized gain (loss)	13,542	42,915
Change in net unrealized appreciation (depreciation)	118,454	(245,127)
Net increase (decrease) in net assets resulting from operations	310,173	143,985
Distributions to shareholders from net investment income	(189,430)	(309,951)
Share transactions - net increase (decrease)	(36,464)	3,623,748
Redemption fees	243	1,302
Total increase (decrease) in net assets	84,522	3,459,084

Net Assets
Beginning of period	10,133,986	6,674,902
End of period (including undistributed net investment income of $117,930 and undistributed net investment income of $129,183, respectively)	$ 10,218,508	$ 10,133,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.167	.317	.391	.354	.476	.621
Net realized and unrealized gain (loss)	.131	(.080)	.425	1.232	(1.779)	(.196)
Total from investment operations	.298	.237	.816	1.586	(1.303)	.425
Distributions from net investment income	(.178)	(.298)	(.287)	(.278)	(.448)	(.625)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.178)	(.298)	(.337)	(.278)	(.448)	(.627)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.85	$ 9.73	$ 9.79	$ 9.31	$ 8.00	$ 9.75
Total Return B,C,D	3.09%	2.46%	8.96%	20.31%	(13.87)%	4.40%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.03%	1.05%	1.06%	1.02%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.03%	1.05%	1.06%	1.02%
Expenses net of all reductions	1.00% A	1.00%	1.03%	1.04%	1.06%	1.02%
Net investment income (loss)	3.44% A	3.25%	4.11%	4.09%	5.13%	6.28%
Supplemental Data
Net assets, end of period (in millions)	$ 1,307	$ 1,587	$ 1,064	$ 518	$ 192	$ 257
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94
Income from Investment Operations
Net investment income (loss) E	.162	.312	.391	.349	.481	.621
Net realized and unrealized gain (loss)	.131	(.070)	.416	1.228	(1.762)	(.206)
Total from investment operations	.293	.242	.807	1.577	(1.281)	.415
Distributions from net investment income	(.173)	(.293)	(.288)	(.279)	(.450)	(.625)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.173)	(.293)	(.338)	(.279)	(.450)	(.627)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.84	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.73
Total Return B,C,D	3.05%	2.51%	8.87%	20.20%	(13.66)%	4.30%
Ratios to Average Net Assets F,H
Expenses before reductions	1.10% A	1.05%	1.02%	1.04%	1.03%	1.03%
Expenses net of fee waivers, if any	1.10% A	1.05%	1.02%	1.04%	1.03%	1.03%
Expenses net of all reductions	1.10% A	1.05%	1.02%	1.04%	1.03%	1.02%
Net investment income (loss)	3.34% A	3.19%	4.12%	4.10%	5.16%	6.28%
Supplemental Data
Net assets, end of period (in millions)	$ 250	$ 271	$ 242	$ 143	$ 134	$ 309
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94
Income from Investment Operations
Net inv estment income (loss) E	.141	.266	.341	.305	.432	.569
Net realized and unrealized gain (loss)	.131	(.070)	.416	1.238	(1.771)	(.206)
Total from investment operations	.272	.196	.757	1.543	(1.339)	.363
Distributions from net investment income	(.152)	(.247)	(.238)	(.235)	(.402)	(.573)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.152)	(.247)	(.288)	(.235)	(.402)	(.575)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.84	$ 9.72	$ 9.77	$ 9.30	$ 7.99	$ 9.73
Total Return B,C,D	2.83%	2.03%	8.30%	19.74%	(14.21)%	3.76%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.52%	1.55%	1.56%	1.56%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	2.91% A	2.72%	3.59%	3.59%	4.64%	5.75%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 32	$ 43	$ 44	$ 42	$ 100
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.130	.244	.321	.288	.408	.553
Net realized and unrealized gain (loss)	.131	(.070)	.415	1.235	(1.770)	(.207)
Total from investment operations	.261	.174	.736	1.523	(1.362)	.346
Distributions from net investment income	(.141)	(.225)	(.217)	(.215)	(.379)	(.556)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.141)	(.225)	(.267)	(.215)	(.379)	(.558)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.85	$ 9.73	$ 9.78	$ 9.31	$ 8.00	$ 9.74
Total Return B,C,D	2.71%	1.80%	8.05%	19.43%	(14.41)%	3.58%
Ratios to Average Net Assets F,H
Expenses before reductions	1.75% A	1.74%	1.76%	1.78%	1.80%	1.71%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.76%	1.78%	1.80%	1.71%
Expenses net of all reductions	1.75% A	1.74%	1.76%	1.78%	1.80%	1.71%
Net investment income (loss)	2.69% A	2.50%	3.38%	3.35%	4.39%	5.59%
Supplemental Data
Net assets, end of period (in millions)	$ 812	$ 852	$ 622	$ 335	$ 199	$ 345
Portfolio turnover rate G	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94
Income from Investment Operations
Net investment income (loss) D	.180	.345	.418	.377	.508	.650
Net realized and unrealized gain (loss)	.132	(.070)	.417	1.225	(1.771)	(.196)
Total from investment operations	.312	.275	.835	1.602	(1.263)	.454
Distributions from net investment income	(.192)	(.326)	(.316)	(.304)	(.478)	(.654)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.192)	(.326)	(.366)	(.304)	(.478)	(.656)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.84	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.74
Total Return B,C	3.24%	2.86%	9.18%	20.55%	(13.49)%	4.72%
Ratios to Average Net Assets E,G
Expenses before reductions	.71% A	.71%	.73%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.71% A	.71%	.73%	.75%	.73%	.73%
Expenses net of all reductions	.71% A	.71%	.73%	.75%	.73%	.72%
Net investment income (loss)	3.73% A	3.53%	4.41%	4.39%	5.46%	6.58%
Supplemental Data
Net assets, end of period (in millions)	$ 5,583	$ 5,399	$ 3,566	$ 2,354	$ 1,292	$ 2,679
Portfolio turnover rate F	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94
Income from Investment Operations
Net investment income (loss) D	.178	.341	.415	.379	.503	.647
Net realized and unrealized gain (loss)	.132	(.079)	.427	1.221	(1.769)	(.206)
Total from investment operations	.310	.262	.842	1.600	(1.266)	.441
Distributions from net investment income	(.190)	(.323)	(.313)	(.302)	(.475)	(.651)
Distributions from net realized gain	-	-	(.050)	-	-	(.002)
Total distributions	(.190)	(.323)	(.363)	(.302)	(.475)	(.653)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.001	.002
Net asset value, end of period	$ 9.83	$ 9.71	$ 9.77	$ 9.29	$ 7.99	$ 9.73
Total Return B,C	3.23%	2.72%	9.27%	20.54%	(13.54)%	4.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.75%	.76%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.75% A	.75%	.76%	.77%	.77%	.76%
Expenses net of all reductions	.75% A	.75%	.76%	.77%	.76%	.76%
Net investment income (loss)	3.69% A	3.50%	4.38%	4.36%	5.43%	6.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,239	$ 1,992	$ 1,138	$ 469	$ 138	$ 207
Portfolio turnover rate F	51% A	54%	43%	25%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 208,912
Gross unrealized depreciation	(75,339)
Net unrealized appreciation (depreciation) on securities and other investments	$ 133,573

Tax cost	$ 10,416,449

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (72,623)
2017	(39,057)
Total capital loss carryforward	$ (111,680)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $2,281,416 and $2,529,210, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,850	$ 82
Class T	-%	.25%	323	2
Class B	.55%	.15%	103	81
Class C	.75%	.25%	4,122	1,231
			$ 6,398	$ 1,396

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B, 1.00% for Class C, 1.00% or ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76
Class T	10
Class B*	22
Class C*	113
$ 221

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,121.15
Class T	323.25
Class B	34.23
Class C	622.15
Fidelity Floating Rate High Income Fund	3,184.12
Institutional Class	1,581.16
	$ 6,865

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were fourteen dollars for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 27,201	$ 46,926
Class T	4,612	8,530
Class B	465	998
Class C	11,991	18,564
Fidelity Floating Rate High Income Fund	105,910	173,777
Institutional Class	39,251	61,156
Total	$ 189,430	$ 309,951

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	16,467	130,538	$ 160,734	$ 1,284,754
Reinvestment of distributions	2,130	3,698	20,732	36,131
Shares redeemed	(49,006)	(79,802)	(478,645)	(770,772)
Net increase (decrease)	(30,409)	54,434	$ (297,179)	$ 550,113

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class T
Shares sold	1,602	12,540	$ 15,638	$ 123,273
Reinvestment of distributions	399	732	3,875	7,143
Shares redeemed	(4,448)	(10,203)	(43,342)	(98,745)
Net increase (decrease)	(2,447)	3,069	$ (23,829)	$ 31,671
Class B
Shares sold	100	912	$ 978	$ 8,955
Reinvestment of distributions	35	73	342	715
Shares redeemed	(692)	(2,112)	(6,744)	(20,567)
Net increase (decrease)	(557)	(1,127)	$ (5,424)	$ (10,897)
Class C
Shares sold	5,988	47,996	$ 58,464	$ 472,487
Reinvestment of distributions	864	1,307	8,411	12,762
Shares redeemed	(11,965)	(25,248)	(116,654)	(243,629)
Net increase (decrease)	(5,113)	24,055	$ (49,779)	$ 241,620
Fidelity Floating Rate High Income Fund
Shares sold	95,265	455,198	$ 928,991	$ 4,469,045
Reinvestment of distributions	9,029	14,710	87,834	143,575
Shares redeemed	(92,388)	(279,260)	(898,301)	(2,694,467)
Net increase (decrease)	11,906	190,648	$ 118,524	$ 1,918,153
Institutional Class
Shares sold	56,807	192,248	$ 554,426	$ 1,885,819
Reinvestment of distributions	1,868	3,053	18,161	29,780
Shares redeemed	(36,127)	(106,613)	(351,364)	(1,022,511)
Net increase (decrease)	22,548	88,688	$ 221,223	$ 893,088

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Semiannual Report

June 19, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Fidelity Advisor®

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.04%
Actual		$ 1,000.00	$ 1,079.00	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.22
Class T	1.03%
Actual		$ 1,000.00	$ 1,078.60	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.17
Class B	1.76%
Actual		$ 1,000.00	$ 1,075.60	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.82
Class C	1.79%
Actual		$ 1,000.00	$ 1,075.10	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 8.97
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,080.30	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.8	3.1
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	3.1	1.3
GMAC, LLC	2.7	3.1
CIT Group, Inc.	2.0	2.1
Ford Motor Credit Co. LLC	1.8	1.0
	13.4
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	9.9	13.2
Electric Utilities	9.7	8.2
Diversified Financial Services	8.8	8.5
Healthcare	8.7	9.2
Technology	8.0	9.3
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
BBB 0.3%	BBB 0.6%
BB 16.9%	BB 15.5%
B 42.1%	B 43.8%
CCC,CC,C 17.4%	CCC,CC,C 15.8%
D 0.3%	D 0.0%
Not Rated 2.2%	Not Rated 1.9%
Equities 14.6%	Equities 15.1%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 7.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 **
	Nonconvertible Bonds 67.3%		Nonconvertible Bonds 65.6%
	Convertible Bonds, Preferred Stocks 5.5%		Convertible Bonds, Preferred Stocks 5.6%
	Common Stocks and Investment Companies 9.7%		Common Stocks and Investment Companies 10.1%
	Floating Rate Loans 11.3%		Floating Rate Loans 11.4%
	Short-Term Investments and Net Other Assets (Liabilities) 6.2%		Short-Term Investments and Net Other Assets (Liabilities) 7.3%
* Foreign investments	12.6%	** Foreign investments	12.7%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 67.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (h)	$ 3,692	$ 3,365
Energy - 0.3%
Headwaters, Inc. 2.5% 2/1/14	5,659	5,263
Telecommunications - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	4,190	2,493
TOTAL CONVERTIBLE BONDS		11,121
Nonconvertible Bonds - 67.3%
Aerospace - 1.0%
ADS Tactical, Inc. 11% 4/1/18 (h)	670	693
Sequa Corp.:
11.75% 12/1/15 (h)	7,243	7,659
13.5% 12/1/15 pay-in-kind (h)	10,318	11,015
		19,367
Air Transportation - 0.7%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	994	999
3.6093% 6/2/13 (j)	4,897	4,738
7.339% 4/19/14	762	774
Continental Airlines, Inc. 9.25% 5/10/17	1,630	1,768
United Air Lines, Inc. 9.875% 8/1/13 (h)	1,328	1,388
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,940	3,377
		13,044
Automotive - 3.8%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,765	1,875
10.625% 3/15/18	655	711
Delphi Corp.:
5.875% 5/15/19 (h)	2,735	2,872
6.125% 5/15/21 (h)	2,540	2,692
Ford Motor Co.:
6.625% 10/1/28	245	279
7.45% 7/16/31	8,165	10,400
Ford Motor Credit Co. LLC:
4.25% 2/3/17	12,240	12,768
5.75% 2/1/21	6,689	7,525
5.875% 8/2/21	12,095	13,668
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp. 8% 11/1/31	$ 3,665	$ 4,144
General Motors Corp.:
6.75% 5/1/28 (d)	547	4
7.125% 7/15/13 (d)	1,583	11
7.2% 1/15/11 (d)	3,997	27
7.4% 9/1/25 (d)	273	2
7.7% 4/15/16 (d)	980	7
8.25% 7/15/23 (d)	7,625	51
8.375% 7/15/33 (d)	23,416	157
General Motors Financial Co., Inc. 6.75% 6/1/18	10,220	10,987
International Automotive Components Group SA 9.125% 6/1/18 (h)	2,185	2,021
Tenneco, Inc. 6.875% 12/15/20	3,362	3,606
		73,807
Banks & Thrifts - 3.3%
Ally Financial, Inc.:
5.5% 2/15/17	3,250	3,283
7.5% 9/15/20	4,150	4,627
8% 3/15/20	4,150	4,754
GMAC, LLC:
8% 12/31/18	25,574	27,684
8% 11/1/31	21,582	24,711
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	15
		65,074
Broadcasting - 0.4%
AMC Networks, Inc. 7.75% 7/15/21 (h)	500	558
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	5,826
5.5% 12/15/16	1,938	1,085
Gray Television, Inc. 10.5% 6/29/15	1,317	1,380
		8,849
Building Materials - 1.0%
Associated Materials LLC 9.125% 11/1/17	1,054	949
CEMEX Finance LLC 9.5% 12/14/16 (h)	2,910	2,881
CEMEX SA de CV 5.4697% 9/30/15 (h)(j)	4,305	3,885
HD Supply, Inc.:
8.125% 4/15/19 (h)	4,460	4,778
11% 4/15/20 (h)	4,735	5,078
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Ply Gem Industries, Inc. 8.25% 2/15/18	$ 665	$ 653
USG Corp. 7.875% 3/30/20 (h)	1,390	1,432
		19,656
Cable TV - 1.3%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	1,214	1,238
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	9,145	10,334
DISH DBS Corp. 6.75% 6/1/21	5,260	5,773
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (h)	705	753
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	5,670	5,741
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,900	1,957
		25,796
Capital Goods - 0.3%
Anixter International, Inc. 5.625% 5/1/19	1,090	1,117
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,346
JB Poindexter & Co., Inc. 9% 4/1/22 (h)	3,030	3,113
		5,576
Chemicals - 0.6%
INEOS Finance PLC:
7.5% 5/1/20 (h)	1,535	1,571
8.375% 2/15/19 (h)	1,245	1,335
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	5,260	5,129
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	1,750	1,820
Solutia, Inc. 8.75% 11/1/17	856	972
TPC Group LLC 8.25% 10/1/17	1,189	1,245
		12,072
Consumer Products - 0.3%
Prestige Brands, Inc. 8.125% 2/1/20 (h)	335	365
Reddy Ice Corp. 11.25% 3/15/15	6,095	5,729
		6,094
Containers - 2.3%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	2,612	2,599
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	846	914
9.125% 10/15/20 (h)	2,379	2,522
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (h)	$ 1,045	$ 1,102
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,954	3,153
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	4,480	4,659
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)	7,339	7,541
7.125% 4/15/19 (h)	3,876	4,050
7.875% 8/15/19 (h)	8,387	9,037
8.25% 2/15/21 (h)	6,144	5,852
9.875% 8/15/19 (h)	4,485	4,541
		45,970
Diversified Financial Services - 7.7%
Aircastle Ltd.:
7.625% 4/15/20 (h)	1,300	1,320
9.75% 8/1/18	1,065	1,179
CIT Group, Inc.:
4.75% 2/15/15 (h)	7,330	7,477
5.25% 3/15/18	4,965	5,114
5.5% 2/15/19 (h)	14,500	14,899
6.625% 4/1/18 (h)	535	582
7% 5/2/17 (h)	9,845	9,870
Eileme 2 AB 11.625% 1/31/20 (h)	3,165	3,276
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	8,955	9,571
INEOS Finance PLC 9% 5/15/15 (h)	1,754	1,877
International Lease Finance Corp.:
4.875% 4/1/15	2,440	2,440
5.25% 1/10/13	4,093	4,134
5.625% 9/20/13	10,655	10,774
5.65% 6/1/14	351	359
5.75% 5/15/16	6,040	6,155
5.875% 5/1/13	7,975	8,154
5.875% 4/1/19	7,250	7,178
6.25% 5/15/19	7,845	7,922
6.625% 11/15/13	10,401	10,713
7.125% 9/1/18 (h)	10,309	11,366
8.625% 9/15/15	2,342	2,588
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.625% 1/15/22	$ 5,000	$ 5,688
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	2,364	946
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	4,970	5,517
SLM Corp.:
7.25% 1/25/22	2,085	2,106
8% 3/25/20	4,760	5,034
8.45% 6/15/18	3,500	3,833
		150,072
Diversified Media - 1.6%
Checkout Holding Corp. 0% 11/15/15 (h)	8,700	3,415
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (h)	900	875
7.625% 3/15/20 (h)	6,300	6,237
Lamar Media Corp.:
5.875% 2/1/22 (h)	800	820
7.875% 4/15/18	1,810	1,980
Liberty Media Corp.:
8.25% 2/1/30	469	477
8.5% 7/15/29	529	544
National CineMedia LLC:
6% 4/15/22 (h)	4,035	4,106
7.875% 7/15/21	2,050	2,209
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	4,395	4,856
11.5% 5/1/16	2,313	2,672
11.625% 2/1/14	1,424	1,648
WM Finance Corp. 9.5% 6/15/16 (h)	800	870
		30,709
Electric Utilities - 7.7%
Atlantic Power Corp. 9% 11/15/18 (h)	2,525	2,576
Calpine Corp. 7.875% 1/15/23 (h)	11,791	12,675
Energy Future Holdings Corp. 10% 1/15/20	8,903	9,660
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	15,332	16,904
11% 10/1/21	10,347	9,881
11.75% 3/1/22 (h)	32,490	33,703
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)	$ 2,390	$ 2,515
9.375% 5/1/20 (h)	16,695	17,780
GenOn Energy, Inc.:
9.5% 10/15/18	795	755
9.875% 10/15/20	2,640	2,482
InterGen NV 9% 6/30/17 (h)	7,834	8,040
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	9,509
9.125% 5/1/31	2,645	2,314
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16	4,572	5,006
Puget Energy, Inc. 6% 9/1/21	3,175	3,394
The AES Corp. 7.375% 7/1/21 (h)	2,400	2,670
TXU Corp.:
5.55% 11/15/14	7,735	5,531
6.5% 11/15/24	5,691	3,016
6.55% 11/15/34	4,295	2,153
		150,564
Energy - 6.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,282
7% 5/20/22	2,700	2,768
ATP Oil & Gas Corp. 11.875% 5/1/15	14,000	10,710
Atwood Oceanics, Inc. 6.5% 2/1/20	485	510
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	945	985
9.375% 5/1/19	1,000	1,043
Continental Resources, Inc. 5% 9/15/22 (h)	4,155	4,207
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	1,265	1,287
Edgen Murray Corp. 12.25% 1/15/15	9,652	10,279
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,598
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	2,515	2,565
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	7,895	7,658
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,435	2,216
Gulfmark Offshore, Inc. 6.375% 3/15/22 (h)	560	571
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	$ 2,147	$ 2,254
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (h)	2,010	2,126
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	5,910	5,821
6.5% 5/15/19 (h)	2,740	2,719
8.625% 4/15/20	6,212	6,787
MRC Global, Inc. 9.5% 12/15/16	7,009	7,727
Offshore Group Investment Ltd. 11.5% 8/1/15	8,278	9,064
Oil States International, Inc. 6.5% 6/1/19	2,140	2,263
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	6,855	7,146
Petroleum Development Corp. 12% 2/15/18	5,637	6,088
Precision Drilling Corp.:
6.5% 12/15/21	495	515
6.625% 11/15/20	2,205	2,304
Pride International, Inc. 6.875% 8/15/20	1,839	2,265
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (h)	2,175	2,390
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,311
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (h)	1,150	1,164
Venoco, Inc. 11.5% 10/1/17	5,041	5,381
Western Refining, Inc. 11.25% 6/15/17 (h)	7,100	8,059
		123,063
Entertainment/Film - 0.1%
Cinemark USA, Inc. 7.375% 6/15/21	1,085	1,172
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,484	1,636
		2,808
Environmental - 0.3%
Casella Waste Systems, Inc. 11% 7/15/14	1,225	1,317
Covanta Holding Corp.:
6.375% 10/1/22	1,990	2,050
7.25% 12/1/20	2,684	2,904
		6,271
Food & Drug Retail - 1.4%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.:
7.5% 3/1/17	$ 8,779	$ 8,933
9.5% 6/15/17	12,514	12,514
10.375% 7/15/16	5,000	5,300
		26,747
Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. 7.375% 2/15/22 (h)	1,940	2,022
Gaming - 2.3%
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (h)	9,730	10,022
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	655	693
Harrah's Operating Co., Inc. 11.25% 6/1/17	5,680	6,262
MCE Finance Ltd. 10.25% 5/15/18	2,249	2,541
MGM Mirage, Inc.:
6.875% 4/1/16	820	841
7.5% 6/1/16	4,333	4,517
8.625% 2/1/19 (h)	5,000	5,438
9% 3/15/20	2,258	2,523
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	3,110	3,118
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	742
Station Casinos LLC 3.65% 6/18/18 (f)(h)	9,720	7,193
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	330	350
		44,240
Healthcare - 6.5%
American Renal Holdings, Inc. 8.375% 5/15/18	1,235	1,325
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75% 2/15/19	1,806	1,896
7.75% 2/15/19 (h)	2,635	2,767
DaVita, Inc. 6.625% 11/1/20	2,109	2,209
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	995	1,066
Grifols, Inc. 8.25% 2/1/18	2,733	2,931
HCA Holdings, Inc. 7.75% 5/15/21	19,194	20,010
HCA, Inc.:
5.875% 3/15/22	8,635	8,775
6.5% 2/15/20	16,395	17,584
7.5% 2/15/22	5,095	5,477
9.875% 2/15/17	603	661
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	$ 9,680	$ 9,511
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	745	816
Multiplan, Inc. 9.875% 9/1/18 (h)	4,604	4,995
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (h)	4,945	4,927
6.75% 10/15/22	2,631	2,769
Rotech Healthcare, Inc.:
10.5% 3/15/18	1,416	920
10.75% 10/15/15	1,218	1,229
Rural/Metro Corp. 10.125% 7/15/19 (h)	1,515	1,394
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	905	965
Teleflex, Inc. 6.875% 6/1/19	2,515	2,685
Tenet Healthcare Corp. 8.875% 7/1/19	4,434	4,994
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	2,151	2,167
7.75% 2/1/19 (h)	4,855	4,891
Vanguard Health Systems, Inc. 0% 2/1/16	216	143
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)	18,239	18,922
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,770	1,664
		127,693
Homebuilders/Real Estate - 1.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,214	1,299
KB Home 8% 3/15/20	625	608
Realogy Corp.:
7.625% 1/15/20 (h)	8,885	9,196
7.875% 2/15/19 (h)	2,900	2,842
9% 1/15/20 (h)	1,775	1,793
Standard Pacific Corp. 8.375% 1/15/21	6,060	6,393
		22,131
Insurance - 0.1%
USI Holdings Corp. 9.75% 5/15/15 (h)	1,100	1,112
Leisure - 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (h)	965	992
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 1.5%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 2,610	$ 2,440
6.25% 6/1/21	2,510	2,328
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (h)	3,355	2,919
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	1,215	1,273
Calcipar SA 6.875% 5/1/18 (h)	1,070	1,099
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	2,730	2,778
6.375% 2/1/16 (h)	2,972	3,017
6.875% 4/1/22 (h)	2,735	2,772
8.25% 11/1/19 (h)	7,010	7,606
New Gold, Inc. 7% 4/15/20 (h)	530	545
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,857	1,922
		28,699
Paper - 0.7%
AbitibiBowater, Inc. 10.25% 10/15/18	7,499	8,699
Sappi Papier Holding AG 6.625% 4/15/21 (h)	555	523
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.2969% 8/1/14 (j)	3,750	3,506
11.75% 1/15/19 (h)	990	1,061
		13,789
Publishing/Printing - 0.6%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (h)	3,250	3,421
Cenveo Corp. 7.875% 12/1/13	6,221	5,677
Sheridan Group, Inc. 12.5% 4/15/14	2,646	2,222
		11,320
Restaurants - 0.1%
Landry's Acquisition Co. 9.375% 5/1/20 (h)	1,350	1,370
Services - 1.0%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(j)	3,045	3,114
Audatex North America, Inc.:
6.75% 6/15/18 (h)	2,355	2,467
6.75% 6/15/18 (h)	2,415	2,536
Emdeon, Inc. 11% 12/31/19 (h)	2,670	3,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(j)	$ 6,639	$ 6,938
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(j)	1,255	1,346
		19,411
Shipping - 1.2%
CEVA Group PLC 8.375% 12/1/17 (h)	9,786	9,737
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,296
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	2,190
8.875% 11/1/17	1,903	1,960
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	675
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	1,495	1,525
Swift Services Holdings, Inc. 10% 11/15/18	2,408	2,625
Western Express, Inc. 12.5% 4/15/15 (h)	6,070	3,247
		23,255
Steel - 0.1%
Aperam:
7.375% 4/1/16 (h)	675	651
7.75% 4/1/18 (h)	555	524
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	1,562	1,617
		2,792
Super Retail - 0.8%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	710	734
8.375% 11/15/20	788	843
Burlington Coat Factory Warehouse Corp. 10% 2/15/19	1,940	2,076
Claire's Stores, Inc. 9% 3/15/19 (h)	4,705	4,846
NBC Acquisition Corp. 11% 3/15/13 (d)	4,683	0
Office Depot, Inc. 9.75% 3/15/19 (h)	435	444
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	4,544	4,987
Sonic Automotive, Inc. 9% 3/15/18	1,274	1,363
		15,293
Technology - 3.7%
Avaya, Inc.:
7% 4/1/19 (h)	7,857	7,818
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc.: - continued
10.125% 11/1/15 pay-in-kind (j)	$ 7,035	$ 6,965
Ceridian Corp. 12.25% 11/15/15 pay-in-kind (j)	5,495	5,261
First Data Corp. 7.375% 6/15/19 (h)	2,775	2,851
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	11,261	12,556
Lawson Software, Inc. 9.375% 4/1/19 (h)	1,155	1,210
Lucent Technologies, Inc.:
6.45% 3/15/29	18,310	13,412
6.5% 1/15/28	5,415	3,939
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (h)	1,956	2,235
10% 7/15/13 (h)	6,514	7,084
Spansion LLC:
7.875% 11/15/17	1,601	1,577
11.25% 1/15/16 (d)(h)	15,415	956
Viasystems, Inc.:
7.875% 5/1/19 (h)	3,970	4,020
12% 1/15/15 (h)	2,929	3,156
		73,040
Telecommunications - 7.4%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	5,830	5,174
Citizens Communications Co. 7.875% 1/15/27	4,949	4,405
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	4,523	4,172
Clearwire Escrow Corp. 12% 12/1/15 (h)	8,612	7,945
Digicel Group Ltd.:
7% 2/15/20 (h)	425	428
8.25% 9/1/17 (h)	1,025	1,066
8.875% 1/15/15 (h)	14,185	14,291
9.125% 1/15/15 pay-in-kind (h)(j)	1,585	1,601
10.5% 4/15/18 (h)	1,673	1,834
Eileme 1 AB 14.25% 8/15/20 (h)	3,060	2,869
Intelsat Jackson Holdings SA:
7.25% 4/1/19	10,665	11,118
7.5% 4/1/21	8,085	8,489
Nextel Communications, Inc.:
5.95% 3/15/14	310	310
6.875% 10/31/13	13,500	13,500
NII Capital Corp. 7.625% 4/1/21	4,866	4,525
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	737
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp. 6.9% 5/1/19	$ 16,951	$ 14,832
Sprint Nextel Corp.:
6% 12/1/16	22,599	20,509
9% 11/15/18 (h)	10,110	11,133
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	2,581	2,452
7.25% 2/15/18 (h)	4,320	4,082
11.75% 7/15/17 (h)	8,585	8,435
		143,907
TOTAL NONCONVERTIBLE BONDS		1,316,605
TOTAL CORPORATE BONDS (Cost $1,306,955)		1,327,726
Common Stocks - 9.6%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc. (a)	357,817	3,922
Automotive - 1.3%
Delphi Automotive PLC	97,156	2,982
Delphi Automotive PLC (l)	434,366	11,998
General Motors Co. (a)	3,029	70
General Motors Co.:
warrants 7/10/16 (a)	142,145	2,003
warrants 7/10/19 (a)	142,145	1,325
TRW Automotive Holdings Corp. (a)	151,200	6,911
		25,289
Banks & Thrifts - 0.0%
Washington Mutual, Inc. (a)	505,500	0
Broadcasting - 0.1%
Gray Television, Inc. (a)	494,070	889
Capital Goods - 0.0%
Ingersoll-Rand PLC	4,942	210
Chemicals - 0.9%
LyondellBasell Industries NV Class A	292,679	12,228
Tronox, Inc. (a)	35,922	6,051
		18,279
Common Stocks - continued
	Shares	Value (000s)
Consumer Products - 0.2%
Sealy Corp., Inc. (a)(g)	2,021,636	$ 4,165
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	4,321
Electric Utilities - 0.4%
The AES Corp. (a)	602,509	7,543
Energy - 1.0%
Edgen Group, Inc. Class A	273,000	2,457
Halliburton Co.	150,000	5,133
Valero Energy Corp.	350,000	8,645
Williams Companies, Inc.	90,000	3,063
		19,298
Gaming - 0.1%
Station Holdco LLC (a)(k)(l)	1,531,479	1,891
Station Holdco LLC warrants 6/15/18 (a)(k)(l)	96,849	5
		1,896
Healthcare - 2.0%
Express Scripts Holding Co. (a)	300,000	16,737
Tenet Healthcare Corp. (a)	1,107,534	5,748
Universal Health Services, Inc. Class B	200,000	8,542
Valeant Pharmaceuticals International, Inc. (Canada) (a)	150,000	8,345
		39,372
Leisure - 0.5%
Town Sports International Holdings, Inc. (a)	810,819	10,395
Metals/Mining - 0.4%
Rentech Nitrogen Partners LP	144,611	4,262
SunCoke Energy, Inc. (a)	169,000	2,572
		6,834
Mtge Backed (Discontinued) - 0.0%
WMI Holdings Corp. (a)	16,933	10
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(l)	332,878	8
HMH Holdings, Inc. warrants 3/9/17 (a)(l)	182,417	0
		8
Restaurants - 0.3%
Dunkin' Brands Group, Inc. (g)	171,900	5,564
Technology - 1.7%
Cirrus Logic, Inc. (a)	63,000	1,725
Facebook, Inc. Class B (l)	96,094	2,957
Flextronics International Ltd. (a)	1,847,300	12,303
Freescale Semiconductor Holdings I Ltd.	161,900	2,009
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
JDA Software Group, Inc. (a)	65,784	$ 1,900
Marvell Technology Group Ltd. (a)	334,726	5,024
Spansion, Inc. Class A (a)	110,140	1,328
Xerox Corp.	710,000	5,524
		32,770
Telecommunications - 0.0%
DigitalGlobe, Inc. (a)	10,143	124
Pendrell Corp. (a)	37,472	51
		175
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(l)	42,253	325
Express, Inc. (a)	241,300	5,700
		6,025
TOTAL COMMON STOCKS (Cost $207,484)		186,965
Preferred Stocks - 4.9%

Convertible Preferred Stocks - 2.1%
Automotive - 0.4%
General Motors Co. 4.75%	210,800	8,230
Diversified Financial Services - 0.4%
Citigroup, Inc. 7.50%	88,300	8,607
Electric Utilities - 0.4%
PPL Corp.:
8.75%	96,400	4,965
9.50%	44,400	2,371
		7,336
Energy - 0.1%
Apache Corp. 6.00%	21,900	1,163
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	4,331
Homebuilders/Real Estate - 0.3%
Health Care REIT, Inc. Series I, 6.50%	100,800	5,380
Metals/Mining - 0.3%
AngloGold Ashanti Holdings Finance PLC 6.00%	159,100	6,571
TOTAL CONVERTIBLE PREFERRED STOCKS		41,618
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 2.8%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 7.00% (h)	16,214	$ 13,660
U.S. Bancorp Series F, 6.50%	59,998	1,624
		15,284
Consumer Products - 1.3%
Revlon, Inc. Series A 12.75%	4,464,520	25,358
Diversified Financial Services - 0.7%
GMAC Capital Trust I Series 2, 8.125%	557,547	13,353
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,995
TOTAL PREFERRED STOCKS (Cost $147,793)		95,613
Investment Companies - 0.1%

2010 Swift Mandatory Common Exchange Security Trust (h) (Cost $2,783)	253,000	2,564
Floating Rate Loans - 11.3%
		Principal Amount (000s) (e)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (j)		$ 6,753	6,458
Broadcasting - 0.2%
Univision Communications, Inc. term loan 4.4888% 3/31/17 (j)		4,677	4,349
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (j)		2,430	2,448
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (j)		6,560	6,536
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (j)		1,850	1,880
INEOS U.S. Finance LLC term loan 6.5% 5/4/18 (j)		3,185	3,193
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (j)		395	397
			5,470
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
Electric Utilities - 1.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (j)		$ 42,594	$ 23,640
Energy - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)		2,620	2,653
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (j)		1,135	1,149
			3,802
Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 1/15/49 pay-in-kind (d)	CAD	337	341
Food & Drug Retail - 0.5%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (j)		8,826	8,738
Gaming - 0.2%
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (j)		3,442	3,541
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 4.4913% 10/10/16 (j)		724	672
term loan 4.77% 10/10/16 (j)		12,901	11,981
			12,653
Insurance - 1.0%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (j)		6,319	6,327
Tranche 2nd LN, term loan 9% 5/24/19 (j)		9,360	9,500
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (j)		4,225	4,373
			20,200
Leisure - 0.3%
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (j)		4,801	4,849
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)		8,620	65
Restaurants - 0.6%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (j)		3,930	3,930
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7236% 6/14/13 (j)		$ 811	$ 801
term loan 2.5625% 6/14/14 (j)		7,823	7,725
			12,456
Shipping - 0.0%
CEVA Group PLC Credit-Linked Deposit 3.4697% 11/4/13 (j)		306	294
Super Retail - 0.4%
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (j)		6,816	6,611
Technology - 2.6%
Avaya, Inc. term loan 3.2406% 10/27/14 (j)		10,170	9,979
Ceridian Corp. term loan 3.2388% 11/8/14 (j)		6,223	5,943
First Data Corp.:
term loan 4.2398% 3/24/18 (j)		21,265	19,457
Tranche D, term loan 5.2398% 3/24/17 (j)		3,974	3,795
Kronos, Inc. Tranche B 2LN, term loan 10.4697% 6/11/18 (j)		3,521	3,591
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (j)		4,380	4,440
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (j)		3,123	3,185
			50,390
Telecommunications - 2.4%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (j)		11,756	9,698
Genesys SA Tranche B, term loan 6.75% 1/31/19 (j)		675	681
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (j)		6,580	6,564
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind		18,789	18,669
term loan 6.875% 8/11/15		11,702	11,723
			47,335
TOTAL FLOATING RATE LOANS (Cost $235,912)			220,176
Preferred Securities - 0.0%

Banks & Thrifts - 0.0%
Bank of America Corp. 8% (i)(j) (Cost $916)	1,090	1,123
Money Market Funds - 4.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	89,856,359	$ 89,856
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,740,225	3,740
TOTAL MONEY MARKET FUNDS (Cost $93,596)		93,596
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,995,439)		1,927,763
NET OTHER ASSETS (LIABILITIES) - 1.4%		26,660
NET ASSETS - 100%		$ 1,954,423
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $573,039,000 or 29.3% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,184,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Delphi Automotive PLC	11/9/10 - 12/21/10	$ 8,013
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,403
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 9,882
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 52
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	19
Total	$ 74
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,461	$ 48,234	$ 12,006	$ 2,221
Consumer Staples	25,358	-	-	25,358
Energy	18,004	18,004	-	-
Financials	42,634	23,594	19,040	-
Health Care	43,703	39,372	4,331	-
Industrials	6,764	6,764	-	-
Information Technology	32,770	29,813	-	2,957
Materials	36,005	25,633	6,051	4,321
Utilities	14,879	9,914	4,965	-
Corporate Bonds	1,327,726	-	1,326,496	1,230
Investment Companies	2,564	-	2,564	-
Floating Rate Loans	220,176	-	219,835	341
Preferred Securities	1,123	-	1,123	-
Money Market Funds	93,596	93,596	-	-
Total Investments in Securities:	$ 1,927,763	$ 294,924	$ 1,596,411	$ 36,428
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 1,593
Total Realized Gain (Loss)	78
Total Unrealized Gain (Loss)	884
Cost of Purchases	-
Proceeds of Sales	(334)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,221
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 884
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 25,180
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	178
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,358
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 178
Equities - Financials
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	39
Cost of Purchases	-
Proceeds of Sales	(74)
Amortization/Accretion	-
Transfers in to Level 3	35
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 39
Equities - Information Technology
Beginning Balance	$ 2,402
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	555
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,957
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 555
(Amounts in thousands)
Investments in Securities:
Equities - Materials
Beginning Balance	$ 3,630
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	691
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,321
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 691
Corporate Bonds
Beginning Balance	$ 3,138
Total Realized Gain (Loss)	54
Total Unrealized Gain (Loss)	566
Cost of Purchases	-
Proceeds of Sales	(2,536)
Amortization/Accretion	8
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,230
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 20
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	(484)
Total Unrealized Gain (Loss)	505
Cost of Purchases	329
Proceeds of Sales	(9)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 341
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 12

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.4%
Luxembourg	2.4%
Bermuda	1.6%
Netherlands	1.5%
Canada	1.3%
Cayman Islands	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,431) - See accompanying schedule: Unaffiliated issuers (cost $1,901,843)	$ 1,834,167
Fidelity Central Funds (cost $93,596)	93,596
Total Investments (cost $1,995,439)		$ 1,927,763
Cash		2,738
Receivable for investments sold		12,751
Receivable for fund shares sold		2,542
Dividends receivable		406
Interest receivable		30,687
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		1
Other receivables		62
Total assets		1,976,960

Liabilities
Payable for investments purchased	$ 12,017
Payable for fund shares redeemed	3,302
Distributions payable	1,731
Accrued management fee	913
Distribution and service plan fees payable	421
Other affiliated payables	316
Other payables and accrued expenses	97
Collateral on securities loaned, at value	3,740
Total liabilities		22,537

Net Assets		$ 1,954,423
Net Assets consist of:
Paid in capital		$ 2,520,220
Undistributed net investment income		28,461
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(526,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(67,676)
Net Assets		$ 1,954,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($687,746 ÷ 69,303 shares)	$ 9.92

Maximum offering price per share (100/96.00 of $9.92)	$ 10.33
Class T: Net Asset Value and redemption price per share ($537,227 ÷ 53,878 shares)	$ 9.97

Maximum offering price per share (100/96.00 of $9.97)	$ 10.39
Class B: Net Asset Value and offering price per share ($33,078 ÷ 3,354 shares)A	$ 9.86

Class C: Net Asset Value and offering price per share ($172,465 ÷ 17,407 shares)A	$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($523,907 ÷ 55,799 shares)	$ 9.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 4,289
Interest		66,191
Income from Fidelity Central Funds		74
Total income		70,554

Expenses
Management fee	$ 5,330
Transfer agent fees	1,571
Distribution and service plan fees	2,474
Accounting and security lending fees	313
Custodian fees and expenses	20
Independent trustees' compensation	6
Registration fees	65
Audit	39
Legal	17
Miscellaneous	8
Total expenses before reductions	9,843
Expense reductions	(21)	9,822
Net investment income (loss)		60,732
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(516)
Foreign currency transactions	(13)
Total net realized gain (loss)		(529)
Change in net unrealized appreciation (depreciation) on: Investment securities		81,795
Net gain (loss)		81,266
Net increase (decrease) in net assets resulting from operations		$ 141,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,732	$ 142,952
Net realized gain (loss)	(529)	204,011
Change in net unrealized appreciation (depreciation)	81,795	(207,014)
Net increase (decrease) in net assets resulting from operations	141,998	139,949
Distributions to shareholders from net investment income	(79,759)	(166,513)
Share transactions - net increase (decrease)	(10,539)	(1,013,925)
Redemption fees	219	946
Total increase (decrease) in net assets	51,919	(1,039,543)

Net Assets
Beginning of period	1,902,504	2,942,047
End of period (including undistributed net investment income of $28,461 and undistributed net investment income of $47,488, respectively)	$ 1,954,423	$ 1,902,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 9.87	$ 8.60	$ 6.44	$ 10.70	$ 10.10
Income from Investment Operations
Net investment income (loss) E	.311	.593	.650	.587	.712	.677
Net realized and unrealized gain (loss)	.422	(.238)	1.185	2.033	(4.326)	.629
Total from investment operations	.733	.355	1.835	2.620	(3.614)	1.306
Distributions from net investment income	(.404)	(.639)	(.550)	(.465)	(.650)	(.708)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.404)	(.639)	(.570)	(.465)	(.650)	(.708)
Redemption fees added to paid in capital E	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.92	$ 9.59	$ 9.87	$ 8.60	$ 6.44	$ 10.70
Total Return B,C,D	7.90%	3.57%	22.06%	43.51%	(35.41)%	13.22%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.03%	1.03%	1.07%	1.07%	1.02%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.03%	1.07%	1.07%	1.02%
Expenses net of all reductions	1.04% A	1.03%	1.03%	1.07%	1.07%	1.02%
Net investment income (loss)	6.50% A	5.93%	7.03%	8.68%	7.64%	6.36%
Supplemental Data
Net assets, end of period (in millions)	$ 688	$ 659	$ 722	$ 703	$ 519	$ 823
Portfolio turnover rate G	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 9.92	$ 8.64	$ 6.47	$ 10.74	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.313	.597	.653	.586	.722	.680
Net realized and unrealized gain (loss)	.420	(.241)	1.193	2.046	(4.344)	.626
Total from investment operations	.733	.356	1.846	2.632	(3.622)	1.306
Distributions from net investment income	(.404)	(.640)	(.551)	(.467)	(.652)	(.708)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.404)	(.640)	(.571)	(.467)	(.652)	(.708)
Redemption fees added to paid in capital E	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.97	$ 9.64	$ 9.92	$ 8.64	$ 6.47	$ 10.74
Total Return B,C,D	7.86%	3.56%	22.09%	43.50%	(35.36)%	13.16%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.02%	1.02%	1.05%	1.04%	1.02%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.02%	1.05%	1.04%	1.02%
Expenses net of all reductions	1.03% A	1.02%	1.02%	1.05%	1.04%	1.02%
Net investment income (loss)	6.51% A	5.94%	7.04%	8.70%	7.67%	6.36%
Supplemental Data
Net assets, end of period (in millions)	$ 537	$ 543	$ 645	$ 678	$ 542	$ 1,138
Portfolio turnover rate G	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 9.82	$ 8.56	$ 6.41	$ 10.65	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.275	.519	.581	.532	.652	.599
Net realized and unrealized gain (loss)	.423	(.245)	1.180	2.033	(4.309)	.621
Total from investment operations	.698	.274	1.761	2.565	(3.657)	1.220
Distributions from net investment income	(.369)	(.568)	(.486)	(.420)	(.587)	(.632)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.369)	(.568)	(.506)	(.420)	(.587)	(.632)
Redemption fees added to paid in capital E	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.86	$ 9.53	$ 9.82	$ 8.56	$ 6.41	$ 10.65
Total Return B,C,D	7.56%	2.75%	21.20%	42.62%	(35.83)%	12.36%
Ratios to Average Net Assets F,H
Expenses before reductions	1.76% A	1.75%	1.74%	1.76%	1.77%	1.74%
Expenses net of fee waivers, if any	1.76% A	1.75%	1.74%	1.75%	1.75%	1.74%
Expenses net of all reductions	1.76% A	1.74%	1.74%	1.75%	1.75%	1.74%
Net investment income (loss)	5.78% A	5.21%	6.32%	8.00%	6.96%	5.64%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 38	$ 52	$ 65	$ 59	$ 141
Portfolio turnover rate G	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.86	$ 8.59	$ 6.44	$ 10.69	$ 10.09
Income from Investment Operations
Net investment income (loss) E	.275	.518	.581	.536	.645	.595
Net realized and unrealized gain (loss)	.422	(.237)	1.186	2.025	(4.318)	.629
Total from investment operations	.697	.281	1.767	2.561	(3.673)	1.224
Distributions from net investment income	(.368)	(.565)	(.482)	(.416)	(.581)	(.626)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.368)	(.565)	(.502)	(.416)	(.581)	(.626)
Redemption fees added to paid in capital E	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.91	$ 9.58	$ 9.86	$ 8.59	$ 6.44	$ 10.69
Total Return B,C,D	7.51%	2.81%	21.20%	42.32%	(35.83)%	12.37%
Ratios to Average Net Assets F,H
Expenses before reductions	1.79% A	1.77%	1.77%	1.81%	1.81%	1.79%
Expenses net of fee waivers, if any	1.79% A	1.77%	1.77%	1.81%	1.81%	1.79%
Expenses net of all reductions	1.79% A	1.77%	1.77%	1.81%	1.81%	1.79%
Net investment income (loss)	5.75% A	5.19%	6.29%	7.94%	6.90%	5.59%
Supplemental Data
Net assets, end of period (in millions)	$ 172	$ 164	$ 186	$ 185	$ 131	$ 237
Portfolio turnover rate G	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 9.40	$ 8.22	$ 6.18	$ 10.29	$ 9.74
Income from Investment Operations
Net investment income (loss) D	.306	.595	.642	.570	.701	.673
Net realized and unrealized gain (loss)	.400	(.233)	1.128	1.949	(4.140)	.607
Total from investment operations	.706	.362	1.770	2.519	(3.439)	1.280
Distributions from net investment income	(.417)	(.666)	(.575)	(.484)	(.675)	(.732)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.417)	(.666)	(.595)	(.484)	(.675)	(.732)
Redemption fees added to paid in capital D	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.39	$ 9.10	$ 9.40	$ 8.22	$ 6.18	$ 10.29
Total Return B,C	8.03%	3.83%	22.33%	43.81%	(35.17)%	13.46%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.77%	.78%	.81%	.80%	.80%
Expenses net of fee waivers, if any	.79% A	.77%	.78%	.81%	.80%	.80%
Expenses net of all reductions	.79% A	.77%	.78%	.81%	.80%	.80%
Net investment income (loss)	6.75% A	6.19%	7.28%	8.94%	7.91%	6.58%
Supplemental Data
Net assets, end of period (in millions)	$ 524	$ 498	$ 1,336	$ 1,245	$ 1,190	$ 1,202
Portfolio turnover rate F	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, partnerships, equity-debt classifications, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 124,407
Gross unrealized depreciation	(178,473)
Net unrealized appreciation (depreciation) on securities and other investments	$ (54,066)

Tax cost	$ 1,981,829

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (14,895)
2017	(511,700)
Total capital loss carryforward	$ (526,595)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $538,611 and $557,222, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 818	$ 14
Class T	-%	.25%	669	8
Class B	.65%	.25%	159	115
Class C	.75%	.25%	828	74
			$ 2,474	$ 211

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	16
Class B*	26
Class C*	5
$ 79

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 553.17
Class T	428.16
Class B	42.24
Class C	136.16
Institutional Class	412.17
	$ 1,571

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred fifty dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 27,334	$ 46,354
Class T	22,396	39,316
Class B	1,384	2,708
Class C	6,307	10,342
Institutional Class	22,338	67,793
Total	$ 79,759	$ 166,513

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	8,909	19,681	$ 85,864	$ 198,507
Reinvestment of distributions	2,259	3,599	21,499	35,909
Shares redeemed	(10,514)	(27,768)	(100,041)	(277,447)
Net increase (decrease)	654	(4,488)	$ 7,322	$ (43,031)
Class T
Shares sold	3,942	9,921	$ 37,993	$ 99,643
Reinvestment of distributions	1,976	3,282	18,892	32,888
Shares redeemed	(8,424)	(21,905)	(81,154)	(220,231)
Net increase (decrease)	(2,506)	(8,702)	$ (24,269)	$ (87,700)
Class B
Shares sold	58	382	$ 560	$ 3,817
Reinvestment of distributions	104	186	983	1,848
Shares redeemed	(804)	(1,880)	(7,693)	(18,681)
Net increase (decrease)	(642)	(1,312)	$ (6,150)	$ (13,016)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	1,457	3,021	$ 14,073	$ 30,336
Reinvestment of distributions	467	716	4,435	7,129
Shares redeemed	(1,670)	(5,455)	(16,041)	(54,167)
Net increase (decrease)	254	(1,718)	$ 2,467	$ (16,702)
Institutional Class
Shares sold	8,480	30,116	$ 77,330	$ 289,031
Reinvestment of distributions	1,870	5,723	16,873	54,282
Shares redeemed	(9,301)	(123,280)A	(84,112)	(1,196,789)A
Net increase (decrease)	1,049	(87,441)	$ 10,091	$ (853,476)

A Amount includes in-kind redemptions

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HY-USAN-0612
1.784886.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.04%
Actual		$ 1,000.00	$ 1,079.00	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.22
Class T	1.03%
Actual		$ 1,000.00	$ 1,078.60	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.17
Class B	1.76%
Actual		$ 1,000.00	$ 1,075.60	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.82
Class C	1.79%
Actual		$ 1,000.00	$ 1,075.10	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 8.97
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,080.30	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.8	3.1
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	3.1	1.3
GMAC, LLC	2.7	3.1
CIT Group, Inc.	2.0	2.1
Ford Motor Credit Co. LLC	1.8	1.0
	13.4
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	9.9	13.2
Electric Utilities	9.7	8.2
Diversified Financial Services	8.8	8.5
Healthcare	8.7	9.2
Technology	8.0	9.3
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
BBB 0.3%	BBB 0.6%
BB 16.9%	BB 15.5%
B 42.1%	B 43.8%
CCC,CC,C 17.4%	CCC,CC,C 15.8%
D 0.3%	D 0.0%
Not Rated 2.2%	Not Rated 1.9%
Equities 14.6%	Equities 15.1%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 7.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 **
	Nonconvertible Bonds 67.3%		Nonconvertible Bonds 65.6%
	Convertible Bonds, Preferred Stocks 5.5%		Convertible Bonds, Preferred Stocks 5.6%
	Common Stocks and Investment Companies 9.7%		Common Stocks and Investment Companies 10.1%
	Floating Rate Loans 11.3%		Floating Rate Loans 11.4%
	Short-Term Investments and Net Other Assets (Liabilities) 6.2%		Short-Term Investments and Net Other Assets (Liabilities) 7.3%
* Foreign investments	12.6%	** Foreign investments	12.7%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 67.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (h)	$ 3,692	$ 3,365
Energy - 0.3%
Headwaters, Inc. 2.5% 2/1/14	5,659	5,263
Telecommunications - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	4,190	2,493
TOTAL CONVERTIBLE BONDS		11,121
Nonconvertible Bonds - 67.3%
Aerospace - 1.0%
ADS Tactical, Inc. 11% 4/1/18 (h)	670	693
Sequa Corp.:
11.75% 12/1/15 (h)	7,243	7,659
13.5% 12/1/15 pay-in-kind (h)	10,318	11,015
		19,367
Air Transportation - 0.7%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	994	999
3.6093% 6/2/13 (j)	4,897	4,738
7.339% 4/19/14	762	774
Continental Airlines, Inc. 9.25% 5/10/17	1,630	1,768
United Air Lines, Inc. 9.875% 8/1/13 (h)	1,328	1,388
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,940	3,377
		13,044
Automotive - 3.8%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,765	1,875
10.625% 3/15/18	655	711
Delphi Corp.:
5.875% 5/15/19 (h)	2,735	2,872
6.125% 5/15/21 (h)	2,540	2,692
Ford Motor Co.:
6.625% 10/1/28	245	279
7.45% 7/16/31	8,165	10,400
Ford Motor Credit Co. LLC:
4.25% 2/3/17	12,240	12,768
5.75% 2/1/21	6,689	7,525
5.875% 8/2/21	12,095	13,668
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp. 8% 11/1/31	$ 3,665	$ 4,144
General Motors Corp.:
6.75% 5/1/28 (d)	547	4
7.125% 7/15/13 (d)	1,583	11
7.2% 1/15/11 (d)	3,997	27
7.4% 9/1/25 (d)	273	2
7.7% 4/15/16 (d)	980	7
8.25% 7/15/23 (d)	7,625	51
8.375% 7/15/33 (d)	23,416	157
General Motors Financial Co., Inc. 6.75% 6/1/18	10,220	10,987
International Automotive Components Group SA 9.125% 6/1/18 (h)	2,185	2,021
Tenneco, Inc. 6.875% 12/15/20	3,362	3,606
		73,807
Banks & Thrifts - 3.3%
Ally Financial, Inc.:
5.5% 2/15/17	3,250	3,283
7.5% 9/15/20	4,150	4,627
8% 3/15/20	4,150	4,754
GMAC, LLC:
8% 12/31/18	25,574	27,684
8% 11/1/31	21,582	24,711
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	15
		65,074
Broadcasting - 0.4%
AMC Networks, Inc. 7.75% 7/15/21 (h)	500	558
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	5,826
5.5% 12/15/16	1,938	1,085
Gray Television, Inc. 10.5% 6/29/15	1,317	1,380
		8,849
Building Materials - 1.0%
Associated Materials LLC 9.125% 11/1/17	1,054	949
CEMEX Finance LLC 9.5% 12/14/16 (h)	2,910	2,881
CEMEX SA de CV 5.4697% 9/30/15 (h)(j)	4,305	3,885
HD Supply, Inc.:
8.125% 4/15/19 (h)	4,460	4,778
11% 4/15/20 (h)	4,735	5,078
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Ply Gem Industries, Inc. 8.25% 2/15/18	$ 665	$ 653
USG Corp. 7.875% 3/30/20 (h)	1,390	1,432
		19,656
Cable TV - 1.3%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	1,214	1,238
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	9,145	10,334
DISH DBS Corp. 6.75% 6/1/21	5,260	5,773
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (h)	705	753
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	5,670	5,741
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,900	1,957
		25,796
Capital Goods - 0.3%
Anixter International, Inc. 5.625% 5/1/19	1,090	1,117
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,346
JB Poindexter & Co., Inc. 9% 4/1/22 (h)	3,030	3,113
		5,576
Chemicals - 0.6%
INEOS Finance PLC:
7.5% 5/1/20 (h)	1,535	1,571
8.375% 2/15/19 (h)	1,245	1,335
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	5,260	5,129
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	1,750	1,820
Solutia, Inc. 8.75% 11/1/17	856	972
TPC Group LLC 8.25% 10/1/17	1,189	1,245
		12,072
Consumer Products - 0.3%
Prestige Brands, Inc. 8.125% 2/1/20 (h)	335	365
Reddy Ice Corp. 11.25% 3/15/15	6,095	5,729
		6,094
Containers - 2.3%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	2,612	2,599
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	846	914
9.125% 10/15/20 (h)	2,379	2,522
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (h)	$ 1,045	$ 1,102
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,954	3,153
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	4,480	4,659
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)	7,339	7,541
7.125% 4/15/19 (h)	3,876	4,050
7.875% 8/15/19 (h)	8,387	9,037
8.25% 2/15/21 (h)	6,144	5,852
9.875% 8/15/19 (h)	4,485	4,541
		45,970
Diversified Financial Services - 7.7%
Aircastle Ltd.:
7.625% 4/15/20 (h)	1,300	1,320
9.75% 8/1/18	1,065	1,179
CIT Group, Inc.:
4.75% 2/15/15 (h)	7,330	7,477
5.25% 3/15/18	4,965	5,114
5.5% 2/15/19 (h)	14,500	14,899
6.625% 4/1/18 (h)	535	582
7% 5/2/17 (h)	9,845	9,870
Eileme 2 AB 11.625% 1/31/20 (h)	3,165	3,276
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	8,955	9,571
INEOS Finance PLC 9% 5/15/15 (h)	1,754	1,877
International Lease Finance Corp.:
4.875% 4/1/15	2,440	2,440
5.25% 1/10/13	4,093	4,134
5.625% 9/20/13	10,655	10,774
5.65% 6/1/14	351	359
5.75% 5/15/16	6,040	6,155
5.875% 5/1/13	7,975	8,154
5.875% 4/1/19	7,250	7,178
6.25% 5/15/19	7,845	7,922
6.625% 11/15/13	10,401	10,713
7.125% 9/1/18 (h)	10,309	11,366
8.625% 9/15/15	2,342	2,588
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.625% 1/15/22	$ 5,000	$ 5,688
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	2,364	946
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	4,970	5,517
SLM Corp.:
7.25% 1/25/22	2,085	2,106
8% 3/25/20	4,760	5,034
8.45% 6/15/18	3,500	3,833
		150,072
Diversified Media - 1.6%
Checkout Holding Corp. 0% 11/15/15 (h)	8,700	3,415
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (h)	900	875
7.625% 3/15/20 (h)	6,300	6,237
Lamar Media Corp.:
5.875% 2/1/22 (h)	800	820
7.875% 4/15/18	1,810	1,980
Liberty Media Corp.:
8.25% 2/1/30	469	477
8.5% 7/15/29	529	544
National CineMedia LLC:
6% 4/15/22 (h)	4,035	4,106
7.875% 7/15/21	2,050	2,209
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	4,395	4,856
11.5% 5/1/16	2,313	2,672
11.625% 2/1/14	1,424	1,648
WM Finance Corp. 9.5% 6/15/16 (h)	800	870
		30,709
Electric Utilities - 7.7%
Atlantic Power Corp. 9% 11/15/18 (h)	2,525	2,576
Calpine Corp. 7.875% 1/15/23 (h)	11,791	12,675
Energy Future Holdings Corp. 10% 1/15/20	8,903	9,660
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	15,332	16,904
11% 10/1/21	10,347	9,881
11.75% 3/1/22 (h)	32,490	33,703
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)	$ 2,390	$ 2,515
9.375% 5/1/20 (h)	16,695	17,780
GenOn Energy, Inc.:
9.5% 10/15/18	795	755
9.875% 10/15/20	2,640	2,482
InterGen NV 9% 6/30/17 (h)	7,834	8,040
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	9,509
9.125% 5/1/31	2,645	2,314
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16	4,572	5,006
Puget Energy, Inc. 6% 9/1/21	3,175	3,394
The AES Corp. 7.375% 7/1/21 (h)	2,400	2,670
TXU Corp.:
5.55% 11/15/14	7,735	5,531
6.5% 11/15/24	5,691	3,016
6.55% 11/15/34	4,295	2,153
		150,564
Energy - 6.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,282
7% 5/20/22	2,700	2,768
ATP Oil & Gas Corp. 11.875% 5/1/15	14,000	10,710
Atwood Oceanics, Inc. 6.5% 2/1/20	485	510
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	945	985
9.375% 5/1/19	1,000	1,043
Continental Resources, Inc. 5% 9/15/22 (h)	4,155	4,207
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	1,265	1,287
Edgen Murray Corp. 12.25% 1/15/15	9,652	10,279
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,598
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	2,515	2,565
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	7,895	7,658
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,435	2,216
Gulfmark Offshore, Inc. 6.375% 3/15/22 (h)	560	571
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	$ 2,147	$ 2,254
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (h)	2,010	2,126
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	5,910	5,821
6.5% 5/15/19 (h)	2,740	2,719
8.625% 4/15/20	6,212	6,787
MRC Global, Inc. 9.5% 12/15/16	7,009	7,727
Offshore Group Investment Ltd. 11.5% 8/1/15	8,278	9,064
Oil States International, Inc. 6.5% 6/1/19	2,140	2,263
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	6,855	7,146
Petroleum Development Corp. 12% 2/15/18	5,637	6,088
Precision Drilling Corp.:
6.5% 12/15/21	495	515
6.625% 11/15/20	2,205	2,304
Pride International, Inc. 6.875% 8/15/20	1,839	2,265
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (h)	2,175	2,390
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,311
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (h)	1,150	1,164
Venoco, Inc. 11.5% 10/1/17	5,041	5,381
Western Refining, Inc. 11.25% 6/15/17 (h)	7,100	8,059
		123,063
Entertainment/Film - 0.1%
Cinemark USA, Inc. 7.375% 6/15/21	1,085	1,172
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,484	1,636
		2,808
Environmental - 0.3%
Casella Waste Systems, Inc. 11% 7/15/14	1,225	1,317
Covanta Holding Corp.:
6.375% 10/1/22	1,990	2,050
7.25% 12/1/20	2,684	2,904
		6,271
Food & Drug Retail - 1.4%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.:
7.5% 3/1/17	$ 8,779	$ 8,933
9.5% 6/15/17	12,514	12,514
10.375% 7/15/16	5,000	5,300
		26,747
Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. 7.375% 2/15/22 (h)	1,940	2,022
Gaming - 2.3%
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (h)	9,730	10,022
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	655	693
Harrah's Operating Co., Inc. 11.25% 6/1/17	5,680	6,262
MCE Finance Ltd. 10.25% 5/15/18	2,249	2,541
MGM Mirage, Inc.:
6.875% 4/1/16	820	841
7.5% 6/1/16	4,333	4,517
8.625% 2/1/19 (h)	5,000	5,438
9% 3/15/20	2,258	2,523
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	3,110	3,118
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	742
Station Casinos LLC 3.65% 6/18/18 (f)(h)	9,720	7,193
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	330	350
		44,240
Healthcare - 6.5%
American Renal Holdings, Inc. 8.375% 5/15/18	1,235	1,325
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75% 2/15/19	1,806	1,896
7.75% 2/15/19 (h)	2,635	2,767
DaVita, Inc. 6.625% 11/1/20	2,109	2,209
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	995	1,066
Grifols, Inc. 8.25% 2/1/18	2,733	2,931
HCA Holdings, Inc. 7.75% 5/15/21	19,194	20,010
HCA, Inc.:
5.875% 3/15/22	8,635	8,775
6.5% 2/15/20	16,395	17,584
7.5% 2/15/22	5,095	5,477
9.875% 2/15/17	603	661
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	$ 9,680	$ 9,511
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	745	816
Multiplan, Inc. 9.875% 9/1/18 (h)	4,604	4,995
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (h)	4,945	4,927
6.75% 10/15/22	2,631	2,769
Rotech Healthcare, Inc.:
10.5% 3/15/18	1,416	920
10.75% 10/15/15	1,218	1,229
Rural/Metro Corp. 10.125% 7/15/19 (h)	1,515	1,394
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	905	965
Teleflex, Inc. 6.875% 6/1/19	2,515	2,685
Tenet Healthcare Corp. 8.875% 7/1/19	4,434	4,994
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	2,151	2,167
7.75% 2/1/19 (h)	4,855	4,891
Vanguard Health Systems, Inc. 0% 2/1/16	216	143
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)	18,239	18,922
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,770	1,664
		127,693
Homebuilders/Real Estate - 1.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,214	1,299
KB Home 8% 3/15/20	625	608
Realogy Corp.:
7.625% 1/15/20 (h)	8,885	9,196
7.875% 2/15/19 (h)	2,900	2,842
9% 1/15/20 (h)	1,775	1,793
Standard Pacific Corp. 8.375% 1/15/21	6,060	6,393
		22,131
Insurance - 0.1%
USI Holdings Corp. 9.75% 5/15/15 (h)	1,100	1,112
Leisure - 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (h)	965	992
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 1.5%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 2,610	$ 2,440
6.25% 6/1/21	2,510	2,328
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (h)	3,355	2,919
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	1,215	1,273
Calcipar SA 6.875% 5/1/18 (h)	1,070	1,099
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	2,730	2,778
6.375% 2/1/16 (h)	2,972	3,017
6.875% 4/1/22 (h)	2,735	2,772
8.25% 11/1/19 (h)	7,010	7,606
New Gold, Inc. 7% 4/15/20 (h)	530	545
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,857	1,922
		28,699
Paper - 0.7%
AbitibiBowater, Inc. 10.25% 10/15/18	7,499	8,699
Sappi Papier Holding AG 6.625% 4/15/21 (h)	555	523
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.2969% 8/1/14 (j)	3,750	3,506
11.75% 1/15/19 (h)	990	1,061
		13,789
Publishing/Printing - 0.6%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (h)	3,250	3,421
Cenveo Corp. 7.875% 12/1/13	6,221	5,677
Sheridan Group, Inc. 12.5% 4/15/14	2,646	2,222
		11,320
Restaurants - 0.1%
Landry's Acquisition Co. 9.375% 5/1/20 (h)	1,350	1,370
Services - 1.0%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(j)	3,045	3,114
Audatex North America, Inc.:
6.75% 6/15/18 (h)	2,355	2,467
6.75% 6/15/18 (h)	2,415	2,536
Emdeon, Inc. 11% 12/31/19 (h)	2,670	3,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(j)	$ 6,639	$ 6,938
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(j)	1,255	1,346
		19,411
Shipping - 1.2%
CEVA Group PLC 8.375% 12/1/17 (h)	9,786	9,737
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,296
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	2,190
8.875% 11/1/17	1,903	1,960
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	675
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	1,495	1,525
Swift Services Holdings, Inc. 10% 11/15/18	2,408	2,625
Western Express, Inc. 12.5% 4/15/15 (h)	6,070	3,247
		23,255
Steel - 0.1%
Aperam:
7.375% 4/1/16 (h)	675	651
7.75% 4/1/18 (h)	555	524
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	1,562	1,617
		2,792
Super Retail - 0.8%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	710	734
8.375% 11/15/20	788	843
Burlington Coat Factory Warehouse Corp. 10% 2/15/19	1,940	2,076
Claire's Stores, Inc. 9% 3/15/19 (h)	4,705	4,846
NBC Acquisition Corp. 11% 3/15/13 (d)	4,683	0
Office Depot, Inc. 9.75% 3/15/19 (h)	435	444
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	4,544	4,987
Sonic Automotive, Inc. 9% 3/15/18	1,274	1,363
		15,293
Technology - 3.7%
Avaya, Inc.:
7% 4/1/19 (h)	7,857	7,818
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc.: - continued
10.125% 11/1/15 pay-in-kind (j)	$ 7,035	$ 6,965
Ceridian Corp. 12.25% 11/15/15 pay-in-kind (j)	5,495	5,261
First Data Corp. 7.375% 6/15/19 (h)	2,775	2,851
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	11,261	12,556
Lawson Software, Inc. 9.375% 4/1/19 (h)	1,155	1,210
Lucent Technologies, Inc.:
6.45% 3/15/29	18,310	13,412
6.5% 1/15/28	5,415	3,939
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (h)	1,956	2,235
10% 7/15/13 (h)	6,514	7,084
Spansion LLC:
7.875% 11/15/17	1,601	1,577
11.25% 1/15/16 (d)(h)	15,415	956
Viasystems, Inc.:
7.875% 5/1/19 (h)	3,970	4,020
12% 1/15/15 (h)	2,929	3,156
		73,040
Telecommunications - 7.4%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	5,830	5,174
Citizens Communications Co. 7.875% 1/15/27	4,949	4,405
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	4,523	4,172
Clearwire Escrow Corp. 12% 12/1/15 (h)	8,612	7,945
Digicel Group Ltd.:
7% 2/15/20 (h)	425	428
8.25% 9/1/17 (h)	1,025	1,066
8.875% 1/15/15 (h)	14,185	14,291
9.125% 1/15/15 pay-in-kind (h)(j)	1,585	1,601
10.5% 4/15/18 (h)	1,673	1,834
Eileme 1 AB 14.25% 8/15/20 (h)	3,060	2,869
Intelsat Jackson Holdings SA:
7.25% 4/1/19	10,665	11,118
7.5% 4/1/21	8,085	8,489
Nextel Communications, Inc.:
5.95% 3/15/14	310	310
6.875% 10/31/13	13,500	13,500
NII Capital Corp. 7.625% 4/1/21	4,866	4,525
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	737
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp. 6.9% 5/1/19	$ 16,951	$ 14,832
Sprint Nextel Corp.:
6% 12/1/16	22,599	20,509
9% 11/15/18 (h)	10,110	11,133
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	2,581	2,452
7.25% 2/15/18 (h)	4,320	4,082
11.75% 7/15/17 (h)	8,585	8,435
		143,907
TOTAL NONCONVERTIBLE BONDS		1,316,605
TOTAL CORPORATE BONDS (Cost $1,306,955)		1,327,726
Common Stocks - 9.6%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc. (a)	357,817	3,922
Automotive - 1.3%
Delphi Automotive PLC	97,156	2,982
Delphi Automotive PLC (l)	434,366	11,998
General Motors Co. (a)	3,029	70
General Motors Co.:
warrants 7/10/16 (a)	142,145	2,003
warrants 7/10/19 (a)	142,145	1,325
TRW Automotive Holdings Corp. (a)	151,200	6,911
		25,289
Banks & Thrifts - 0.0%
Washington Mutual, Inc. (a)	505,500	0
Broadcasting - 0.1%
Gray Television, Inc. (a)	494,070	889
Capital Goods - 0.0%
Ingersoll-Rand PLC	4,942	210
Chemicals - 0.9%
LyondellBasell Industries NV Class A	292,679	12,228
Tronox, Inc. (a)	35,922	6,051
		18,279
Common Stocks - continued
	Shares	Value (000s)
Consumer Products - 0.2%
Sealy Corp., Inc. (a)(g)	2,021,636	$ 4,165
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	4,321
Electric Utilities - 0.4%
The AES Corp. (a)	602,509	7,543
Energy - 1.0%
Edgen Group, Inc. Class A	273,000	2,457
Halliburton Co.	150,000	5,133
Valero Energy Corp.	350,000	8,645
Williams Companies, Inc.	90,000	3,063
		19,298
Gaming - 0.1%
Station Holdco LLC (a)(k)(l)	1,531,479	1,891
Station Holdco LLC warrants 6/15/18 (a)(k)(l)	96,849	5
		1,896
Healthcare - 2.0%
Express Scripts Holding Co. (a)	300,000	16,737
Tenet Healthcare Corp. (a)	1,107,534	5,748
Universal Health Services, Inc. Class B	200,000	8,542
Valeant Pharmaceuticals International, Inc. (Canada) (a)	150,000	8,345
		39,372
Leisure - 0.5%
Town Sports International Holdings, Inc. (a)	810,819	10,395
Metals/Mining - 0.4%
Rentech Nitrogen Partners LP	144,611	4,262
SunCoke Energy, Inc. (a)	169,000	2,572
		6,834
Mtge Backed (Discontinued) - 0.0%
WMI Holdings Corp. (a)	16,933	10
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(l)	332,878	8
HMH Holdings, Inc. warrants 3/9/17 (a)(l)	182,417	0
		8
Restaurants - 0.3%
Dunkin' Brands Group, Inc. (g)	171,900	5,564
Technology - 1.7%
Cirrus Logic, Inc. (a)	63,000	1,725
Facebook, Inc. Class B (l)	96,094	2,957
Flextronics International Ltd. (a)	1,847,300	12,303
Freescale Semiconductor Holdings I Ltd.	161,900	2,009
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
JDA Software Group, Inc. (a)	65,784	$ 1,900
Marvell Technology Group Ltd. (a)	334,726	5,024
Spansion, Inc. Class A (a)	110,140	1,328
Xerox Corp.	710,000	5,524
		32,770
Telecommunications - 0.0%
DigitalGlobe, Inc. (a)	10,143	124
Pendrell Corp. (a)	37,472	51
		175
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(l)	42,253	325
Express, Inc. (a)	241,300	5,700
		6,025
TOTAL COMMON STOCKS (Cost $207,484)		186,965
Preferred Stocks - 4.9%

Convertible Preferred Stocks - 2.1%
Automotive - 0.4%
General Motors Co. 4.75%	210,800	8,230
Diversified Financial Services - 0.4%
Citigroup, Inc. 7.50%	88,300	8,607
Electric Utilities - 0.4%
PPL Corp.:
8.75%	96,400	4,965
9.50%	44,400	2,371
		7,336
Energy - 0.1%
Apache Corp. 6.00%	21,900	1,163
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	4,331
Homebuilders/Real Estate - 0.3%
Health Care REIT, Inc. Series I, 6.50%	100,800	5,380
Metals/Mining - 0.3%
AngloGold Ashanti Holdings Finance PLC 6.00%	159,100	6,571
TOTAL CONVERTIBLE PREFERRED STOCKS		41,618
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 2.8%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 7.00% (h)	16,214	$ 13,660
U.S. Bancorp Series F, 6.50%	59,998	1,624
		15,284
Consumer Products - 1.3%
Revlon, Inc. Series A 12.75%	4,464,520	25,358
Diversified Financial Services - 0.7%
GMAC Capital Trust I Series 2, 8.125%	557,547	13,353
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,995
TOTAL PREFERRED STOCKS (Cost $147,793)		95,613
Investment Companies - 0.1%

2010 Swift Mandatory Common Exchange Security Trust (h) (Cost $2,783)	253,000	2,564
Floating Rate Loans - 11.3%
		Principal Amount (000s) (e)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (j)		$ 6,753	6,458
Broadcasting - 0.2%
Univision Communications, Inc. term loan 4.4888% 3/31/17 (j)		4,677	4,349
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (j)		2,430	2,448
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (j)		6,560	6,536
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (j)		1,850	1,880
INEOS U.S. Finance LLC term loan 6.5% 5/4/18 (j)		3,185	3,193
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (j)		395	397
			5,470
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
Electric Utilities - 1.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (j)		$ 42,594	$ 23,640
Energy - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)		2,620	2,653
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (j)		1,135	1,149
			3,802
Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 1/15/49 pay-in-kind (d)	CAD	337	341
Food & Drug Retail - 0.5%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (j)		8,826	8,738
Gaming - 0.2%
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (j)		3,442	3,541
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 4.4913% 10/10/16 (j)		724	672
term loan 4.77% 10/10/16 (j)		12,901	11,981
			12,653
Insurance - 1.0%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (j)		6,319	6,327
Tranche 2nd LN, term loan 9% 5/24/19 (j)		9,360	9,500
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (j)		4,225	4,373
			20,200
Leisure - 0.3%
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (j)		4,801	4,849
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)		8,620	65
Restaurants - 0.6%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (j)		3,930	3,930
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7236% 6/14/13 (j)		$ 811	$ 801
term loan 2.5625% 6/14/14 (j)		7,823	7,725
			12,456
Shipping - 0.0%
CEVA Group PLC Credit-Linked Deposit 3.4697% 11/4/13 (j)		306	294
Super Retail - 0.4%
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (j)		6,816	6,611
Technology - 2.6%
Avaya, Inc. term loan 3.2406% 10/27/14 (j)		10,170	9,979
Ceridian Corp. term loan 3.2388% 11/8/14 (j)		6,223	5,943
First Data Corp.:
term loan 4.2398% 3/24/18 (j)		21,265	19,457
Tranche D, term loan 5.2398% 3/24/17 (j)		3,974	3,795
Kronos, Inc. Tranche B 2LN, term loan 10.4697% 6/11/18 (j)		3,521	3,591
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (j)		4,380	4,440
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (j)		3,123	3,185
			50,390
Telecommunications - 2.4%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (j)		11,756	9,698
Genesys SA Tranche B, term loan 6.75% 1/31/19 (j)		675	681
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (j)		6,580	6,564
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind		18,789	18,669
term loan 6.875% 8/11/15		11,702	11,723
			47,335
TOTAL FLOATING RATE LOANS (Cost $235,912)			220,176
Preferred Securities - 0.0%

Banks & Thrifts - 0.0%
Bank of America Corp. 8% (i)(j) (Cost $916)	1,090	1,123
Money Market Funds - 4.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	89,856,359	$ 89,856
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,740,225	3,740
TOTAL MONEY MARKET FUNDS (Cost $93,596)		93,596
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,995,439)		1,927,763
NET OTHER ASSETS (LIABILITIES) - 1.4%		26,660
NET ASSETS - 100%		$ 1,954,423
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $573,039,000 or 29.3% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,184,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Delphi Automotive PLC	11/9/10 - 12/21/10	$ 8,013
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,403
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 9,882
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 52
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	19
Total	$ 74
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,461	$ 48,234	$ 12,006	$ 2,221
Consumer Staples	25,358	-	-	25,358
Energy	18,004	18,004	-	-
Financials	42,634	23,594	19,040	-
Health Care	43,703	39,372	4,331	-
Industrials	6,764	6,764	-	-
Information Technology	32,770	29,813	-	2,957
Materials	36,005	25,633	6,051	4,321
Utilities	14,879	9,914	4,965	-
Corporate Bonds	1,327,726	-	1,326,496	1,230
Investment Companies	2,564	-	2,564	-
Floating Rate Loans	220,176	-	219,835	341
Preferred Securities	1,123	-	1,123	-
Money Market Funds	93,596	93,596	-	-
Total Investments in Securities:	$ 1,927,763	$ 294,924	$ 1,596,411	$ 36,428
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 1,593
Total Realized Gain (Loss)	78
Total Unrealized Gain (Loss)	884
Cost of Purchases	-
Proceeds of Sales	(334)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,221
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 884
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 25,180
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	178
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,358
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 178
Equities - Financials
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	39
Cost of Purchases	-
Proceeds of Sales	(74)
Amortization/Accretion	-
Transfers in to Level 3	35
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 39
Equities - Information Technology
Beginning Balance	$ 2,402
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	555
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,957
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 555
(Amounts in thousands)
Investments in Securities:
Equities - Materials
Beginning Balance	$ 3,630
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	691
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,321
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 691
Corporate Bonds
Beginning Balance	$ 3,138
Total Realized Gain (Loss)	54
Total Unrealized Gain (Loss)	566
Cost of Purchases	-
Proceeds of Sales	(2,536)
Amortization/Accretion	8
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,230
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 20
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	(484)
Total Unrealized Gain (Loss)	505
Cost of Purchases	329
Proceeds of Sales	(9)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 341
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 12

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.4%
Luxembourg	2.4%
Bermuda	1.6%
Netherlands	1.5%
Canada	1.3%
Cayman Islands	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,431) - See accompanying schedule: Unaffiliated issuers (cost $1,901,843)	$ 1,834,167
Fidelity Central Funds (cost $93,596)	93,596
Total Investments (cost $1,995,439)		$ 1,927,763
Cash		2,738
Receivable for investments sold		12,751
Receivable for fund shares sold		2,542
Dividends receivable		406
Interest receivable		30,687
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		1
Other receivables		62
Total assets		1,976,960

Liabilities
Payable for investments purchased	$ 12,017
Payable for fund shares redeemed	3,302
Distributions payable	1,731
Accrued management fee	913
Distribution and service plan fees payable	421
Other affiliated payables	316
Other payables and accrued expenses	97
Collateral on securities loaned, at value	3,740
Total liabilities		22,537

Net Assets		$ 1,954,423
Net Assets consist of:
Paid in capital		$ 2,520,220
Undistributed net investment income		28,461
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(526,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(67,676)
Net Assets		$ 1,954,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($687,746 ÷ 69,303 shares)	$ 9.92

Maximum offering price per share (100/96.00 of $9.92)	$ 10.33
Class T: Net Asset Value and redemption price per share ($537,227 ÷ 53,878 shares)	$ 9.97

Maximum offering price per share (100/96.00 of $9.97)	$ 10.39
Class B: Net Asset Value and offering price per share ($33,078 ÷ 3,354 shares)A	$ 9.86

Class C: Net Asset Value and offering price per share ($172,465 ÷ 17,407 shares)A	$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($523,907 ÷ 55,799 shares)	$ 9.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 4,289
Interest		66,191
Income from Fidelity Central Funds		74
Total income		70,554

Expenses
Management fee	$ 5,330
Transfer agent fees	1,571
Distribution and service plan fees	2,474
Accounting and security lending fees	313
Custodian fees and expenses	20
Independent trustees' compensation	6
Registration fees	65
Audit	39
Legal	17
Miscellaneous	8
Total expenses before reductions	9,843
Expense reductions	(21)	9,822
Net investment income (loss)		60,732
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(516)
Foreign currency transactions	(13)
Total net realized gain (loss)		(529)
Change in net unrealized appreciation (depreciation) on: Investment securities		81,795
Net gain (loss)		81,266
Net increase (decrease) in net assets resulting from operations		$ 141,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,732	$ 142,952
Net realized gain (loss)	(529)	204,011
Change in net unrealized appreciation (depreciation)	81,795	(207,014)
Net increase (decrease) in net assets resulting from operations	141,998	139,949
Distributions to shareholders from net investment income	(79,759)	(166,513)
Share transactions - net increase (decrease)	(10,539)	(1,013,925)
Redemption fees	219	946
Total increase (decrease) in net assets	51,919	(1,039,543)

Net Assets
Beginning of period	1,902,504	2,942,047
End of period (including undistributed net investment income of $28,461 and undistributed net investment income of $47,488, respectively)	$ 1,954,423	$ 1,902,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 9.87	$ 8.60	$ 6.44	$ 10.70	$ 10.10
Income from Investment Operations
Net investment income (loss) E	.311	.593	.650	.587	.712	.677
Net realized and unrealized gain (loss)	.422	(.238)	1.185	2.033	(4.326)	.629
Total from investment operations	.733	.355	1.835	2.620	(3.614)	1.306
Distributions from net investment income	(.404)	(.639)	(.550)	(.465)	(.650)	(.708)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.404)	(.639)	(.570)	(.465)	(.650)	(.708)
Redemption fees added to paid in capital E	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.92	$ 9.59	$ 9.87	$ 8.60	$ 6.44	$ 10.70
Total Return B,C,D	7.90%	3.57%	22.06%	43.51%	(35.41)%	13.22%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.03%	1.03%	1.07%	1.07%	1.02%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.03%	1.07%	1.07%	1.02%
Expenses net of all reductions	1.04% A	1.03%	1.03%	1.07%	1.07%	1.02%
Net investment income (loss)	6.50% A	5.93%	7.03%	8.68%	7.64%	6.36%
Supplemental Data
Net assets, end of period (in millions)	$ 688	$ 659	$ 722	$ 703	$ 519	$ 823
Portfolio turnover rate G	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 9.92	$ 8.64	$ 6.47	$ 10.74	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.313	.597	.653	.586	.722	.680
Net realized and unrealized gain (loss)	.420	(.241)	1.193	2.046	(4.344)	.626
Total from investment operations	.733	.356	1.846	2.632	(3.622)	1.306
Distributions from net investment income	(.404)	(.640)	(.551)	(.467)	(.652)	(.708)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.404)	(.640)	(.571)	(.467)	(.652)	(.708)
Redemption fees added to paid in capital E	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.97	$ 9.64	$ 9.92	$ 8.64	$ 6.47	$ 10.74
Total Return B,C,D	7.86%	3.56%	22.09%	43.50%	(35.36)%	13.16%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.02%	1.02%	1.05%	1.04%	1.02%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.02%	1.05%	1.04%	1.02%
Expenses net of all reductions	1.03% A	1.02%	1.02%	1.05%	1.04%	1.02%
Net investment income (loss)	6.51% A	5.94%	7.04%	8.70%	7.67%	6.36%
Supplemental Data
Net assets, end of period (in millions)	$ 537	$ 543	$ 645	$ 678	$ 542	$ 1,138
Portfolio turnover rate G	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 9.82	$ 8.56	$ 6.41	$ 10.65	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.275	.519	.581	.532	.652	.599
Net realized and unrealized gain (loss)	.423	(.245)	1.180	2.033	(4.309)	.621
Total from investment operations	.698	.274	1.761	2.565	(3.657)	1.220
Distributions from net investment income	(.369)	(.568)	(.486)	(.420)	(.587)	(.632)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.369)	(.568)	(.506)	(.420)	(.587)	(.632)
Redemption fees added to paid in capital E	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.86	$ 9.53	$ 9.82	$ 8.56	$ 6.41	$ 10.65
Total Return B,C,D	7.56%	2.75%	21.20%	42.62%	(35.83)%	12.36%
Ratios to Average Net Assets F,H
Expenses before reductions	1.76% A	1.75%	1.74%	1.76%	1.77%	1.74%
Expenses net of fee waivers, if any	1.76% A	1.75%	1.74%	1.75%	1.75%	1.74%
Expenses net of all reductions	1.76% A	1.74%	1.74%	1.75%	1.75%	1.74%
Net investment income (loss)	5.78% A	5.21%	6.32%	8.00%	6.96%	5.64%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 38	$ 52	$ 65	$ 59	$ 141
Portfolio turnover rate G	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.86	$ 8.59	$ 6.44	$ 10.69	$ 10.09
Income from Investment Operations
Net investment income (loss) E	.275	.518	.581	.536	.645	.595
Net realized and unrealized gain (loss)	.422	(.237)	1.186	2.025	(4.318)	.629
Total from investment operations	.697	.281	1.767	2.561	(3.673)	1.224
Distributions from net investment income	(.368)	(.565)	(.482)	(.416)	(.581)	(.626)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.368)	(.565)	(.502)	(.416)	(.581)	(.626)
Redemption fees added to paid in capital E	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.91	$ 9.58	$ 9.86	$ 8.59	$ 6.44	$ 10.69
Total Return B,C,D	7.51%	2.81%	21.20%	42.32%	(35.83)%	12.37%
Ratios to Average Net Assets F,H
Expenses before reductions	1.79% A	1.77%	1.77%	1.81%	1.81%	1.79%
Expenses net of fee waivers, if any	1.79% A	1.77%	1.77%	1.81%	1.81%	1.79%
Expenses net of all reductions	1.79% A	1.77%	1.77%	1.81%	1.81%	1.79%
Net investment income (loss)	5.75% A	5.19%	6.29%	7.94%	6.90%	5.59%
Supplemental Data
Net assets, end of period (in millions)	$ 172	$ 164	$ 186	$ 185	$ 131	$ 237
Portfolio turnover rate G	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 9.40	$ 8.22	$ 6.18	$ 10.29	$ 9.74
Income from Investment Operations
Net investment income (loss) D	.306	.595	.642	.570	.701	.673
Net realized and unrealized gain (loss)	.400	(.233)	1.128	1.949	(4.140)	.607
Total from investment operations	.706	.362	1.770	2.519	(3.439)	1.280
Distributions from net investment income	(.417)	(.666)	(.575)	(.484)	(.675)	(.732)
Distributions from net realized gain	-	-	(.020)	-	-	-
Total distributions	(.417)	(.666)	(.595)	(.484)	(.675)	(.732)
Redemption fees added to paid in capital D	.001	.004	.005	.005	.004	.002
Net asset value, end of period	$ 9.39	$ 9.10	$ 9.40	$ 8.22	$ 6.18	$ 10.29
Total Return B,C	8.03%	3.83%	22.33%	43.81%	(35.17)%	13.46%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.77%	.78%	.81%	.80%	.80%
Expenses net of fee waivers, if any	.79% A	.77%	.78%	.81%	.80%	.80%
Expenses net of all reductions	.79% A	.77%	.78%	.81%	.80%	.80%
Net investment income (loss)	6.75% A	6.19%	7.28%	8.94%	7.91%	6.58%
Supplemental Data
Net assets, end of period (in millions)	$ 524	$ 498	$ 1,336	$ 1,245	$ 1,190	$ 1,202
Portfolio turnover rate F	61% A	68%	53%	49%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, partnerships, equity-debt classifications, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 124,407
Gross unrealized depreciation	(178,473)
Net unrealized appreciation (depreciation) on securities and other investments	$ (54,066)

Tax cost	$ 1,981,829

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (14,895)
2017	(511,700)
Total capital loss carryforward	$ (526,595)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $538,611 and $557,222, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 818	$ 14
Class T	-%	.25%	669	8
Class B	.65%	.25%	159	115
Class C	.75%	.25%	828	74
			$ 2,474	$ 211

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	16
Class B*	26
Class C*	5
$ 79

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 553.17
Class T	428.16
Class B	42.24
Class C	136.16
Institutional Class	412.17
	$ 1,571

* Annualized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred fifty dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 27,334	$ 46,354
Class T	22,396	39,316
Class B	1,384	2,708
Class C	6,307	10,342
Institutional Class	22,338	67,793
Total	$ 79,759	$ 166,513

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	8,909	19,681	$ 85,864	$ 198,507
Reinvestment of distributions	2,259	3,599	21,499	35,909
Shares redeemed	(10,514)	(27,768)	(100,041)	(277,447)
Net increase (decrease)	654	(4,488)	$ 7,322	$ (43,031)
Class T
Shares sold	3,942	9,921	$ 37,993	$ 99,643
Reinvestment of distributions	1,976	3,282	18,892	32,888
Shares redeemed	(8,424)	(21,905)	(81,154)	(220,231)
Net increase (decrease)	(2,506)	(8,702)	$ (24,269)	$ (87,700)
Class B
Shares sold	58	382	$ 560	$ 3,817
Reinvestment of distributions	104	186	983	1,848
Shares redeemed	(804)	(1,880)	(7,693)	(18,681)
Net increase (decrease)	(642)	(1,312)	$ (6,150)	$ (13,016)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	1,457	3,021	$ 14,073	$ 30,336
Reinvestment of distributions	467	716	4,435	7,129
Shares redeemed	(1,670)	(5,455)	(16,041)	(54,167)
Net increase (decrease)	254	(1,718)	$ 2,467	$ (16,702)
Institutional Class
Shares sold	8,480	30,116	$ 77,330	$ 289,031
Reinvestment of distributions	1,870	5,723	16,873	54,282
Shares redeemed	(9,301)	(123,280)A	(84,112)	(1,196,789)A
Net increase (decrease)	1,049	(87,441)	$ 10,091	$ (853,476)

A Amount includes in-kind redemptions

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HYI-USAN-0612
1.784887.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.04%
Actual		$ 1,000.00	$ 1,065.50	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.22
Class T	1.07%
Actual		$ 1,000.00	$ 1,064.20	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.37
Class B	1.75%
Actual		$ 1,000.00	$ 1,062.00	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77
Class C	1.80%
Actual		$ 1,000.00	$ 1,061.80	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.02
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,065.20	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.0	2.4
MGM Mirage, Inc.	2.7	2.4
CIT Group, Inc.	2.3	2.1
International Lease Finance Corp.	2.2	1.4
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7	1.4
	11.9
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.7	12.0
Telecommunications	7.9	11.0
Automotive	7.6	7.4
Diversified Financial Services	7.1	5.3
Electric Utilities	6.1	6.3
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
AAA,AA,A 0.0%	AAA,AA,A 0.0%*
BBB 1.6%	BBB 2.3%
BB 31.2%	BB 30.1%
B 47.7%	B 45.1%
CCC,CC,C 10.6%	CCC,CC,C 14.0%
Not Rated 1.3%	Not Rated 2.4%
Equities 0.5%	Equities 0.8%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 5.3%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Nonconvertible Bonds 84.7%		Nonconvertible Bonds 84.7%
	Convertible Bonds, Preferred Stocks 0.4%		Convertible Bonds, Preferred Stocks 0.7%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 7.7%		Floating Rate Loans 9.2%
	Short-Term Investments and Net Other Assets (Liabilities) 7.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.3%
* Foreign investments	14.0%	** Foreign investments	14.6%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.7%
	Principal Amount	Value
Aerospace - 0.3%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 2,715,000	$ 2,871,113
Air Transportation - 2.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,383,382	1,480,218
6.25% 10/22/21	2,275,000	2,303,438
6.75% 9/15/15 (c)	5,315,000	5,421,300
Continental Airlines, Inc. 9.25% 5/10/17	1,789,611	1,941,728
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,375,000
6.75% 11/23/15	1,375,000	1,388,750
8.021% 8/10/22	1,338,394	1,330,096
8.954% 8/10/14	1,146,207	1,169,131
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	420,884	429,849
United Air Lines, Inc. 9.875% 8/1/13 (c)	485,000	506,825
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,039,392	1,016,005
9.75% 1/15/17	1,398,434	1,606,521
12% 1/15/16 (c)	463,607	503,013
		20,471,874
Automotive - 6.5%
American Axle & Manufacturing, Inc. 7.75% 11/15/19	2,570,000	2,730,625
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	6,425,000	6,649,875
8.25% 6/15/21	5,235,000	5,392,050
Dana Holding Corp.:
6.5% 2/15/19	1,305,000	1,388,194
6.75% 2/15/21	1,210,000	1,300,750
Delphi Corp.:
5.875% 5/15/19 (c)	3,140,000	3,297,000
6.125% 5/15/21 (c)	1,670,000	1,770,200
Ford Motor Co. 7.45% 7/16/31	5,515,000	7,024,731
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,360,000	6,591,396
4.25% 2/3/17	2,260,000	2,357,524
5% 5/15/18	3,255,000	3,517,447
5.875% 8/2/21	1,615,000	1,825,092
6.625% 8/15/17	2,745,000	3,129,300
7% 4/15/15	2,330,000	2,586,300
8% 12/15/16	1,975,000	2,339,388
12% 5/15/15	4,250,000	5,344,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
General Motors Financial Co., Inc. 6.75% 6/1/18	$ 1,800,000	$ 1,935,000
Tenneco, Inc.:
6.875% 12/15/20	1,405,000	1,506,863
7.75% 8/15/18	1,160,000	1,241,200
		61,927,310
Banks & Thrifts - 0.6%
Ally Financial, Inc.:
3.71% 2/11/14 (d)	2,635,000	2,595,475
5.5% 2/15/17	1,490,000	1,504,900
7.5% 9/15/20	1,735,000	1,934,525
		6,034,900
Broadcasting - 1.1%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,225,600
Univision Communications, Inc.:
6.875% 5/15/19 (c)	2,590,000	2,622,375
7.875% 11/1/20 (c)	825,000	862,125
8.5% 5/15/21 (c)	3,520,000	3,511,200
UPC Holding BV 9.875% 4/15/18 (c)	1,085,000	1,198,925
		10,420,225
Building Materials - 2.2%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	1,725,000	1,798,313
6.875% 8/15/18 (c)	3,305,000	3,478,513
Griffon Corp. 7.125% 4/1/18	2,210,000	2,303,925
HD Supply, Inc.:
8.125% 4/15/19 (c)	4,215,000	4,515,530
11% 4/15/20 (c)	935,000	1,002,788
Headwaters, Inc. 7.625% 4/1/19	3,835,000	3,767,888
Masco Corp. 5.95% 3/15/22	3,400,000	3,459,313
Texas Industries, Inc. 9.25% 8/15/20	235,000	230,300
USG Corp. 7.875% 3/30/20 (c)	660,000	679,800
		21,236,370
Cable TV - 3.7%
Cablevision Systems Corp. 7.75% 4/15/18	960,000	1,020,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	3,450,000	3,605,250
6.625% 1/31/22	1,175,000	1,230,813
7% 1/15/19	2,255,000	2,424,125
7.25% 10/30/17	4,920,000	5,338,200
7.875% 4/30/18	2,520,000	2,727,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	$ 7,265,000	$ 7,846,200
CSC Holdings LLC:
6.75% 11/15/21 (c)	2,045,000	2,121,688
8.625% 2/15/19	1,270,000	1,441,450
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (c)	360,000	374,400
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (c)	660,000	704,550
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (c)	355,000	383,400
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	1,665,000	1,685,813
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	3,505,000	3,689,013
UPCB Finance VI Ltd. 6.875% 1/15/22 (c)	865,000	890,950
		35,483,752
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,795,000	2,955,713
Anixter International, Inc. 5.625% 5/1/19	520,000	533,000
JB Poindexter & Co., Inc. 9% 4/1/22 (c)	2,860,000	2,938,650
Terex Corp. 6.5% 4/1/20	3,985,000	4,014,888
		10,442,251
Chemicals - 1.4%
Celanese US Holdings LLC 6.625% 10/15/18	430,000	462,250
INEOS Finance PLC:
7.5% 5/1/20 (c)	735,000	752,420
8.375% 2/15/19 (c)	3,975,000	4,263,188
Kinove German Bondco GmbH 9.625% 6/15/18 (c)	1,285,000	1,336,400
LyondellBasell Industries NV:
5% 4/15/19 (c)	2,170,000	2,243,129
5.75% 4/15/24 (c)	1,445,000	1,499,188
6% 11/15/21 (c)	635,000	685,800
NOVA Chemicals Corp. 3.7836% 11/15/13 (d)	1,630,000	1,625,925
		12,868,300
Consumer Products - 0.4%
NBTY, Inc. 9% 10/1/18	2,910,000	3,212,058
Visant Corp. 10% 10/1/17	1,135,000	1,076,831
		4,288,889
Containers - 1.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	3,630,000	3,920,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (c)	$ 1,945,000	$ 2,095,738
9% 5/15/18 (c)	870,000	876,525
9.875% 8/15/19 (c)	1,900,000	1,976,000
9.875% 8/15/19 (c)	3,720,000	3,766,500
Sealed Air Corp.:
8.125% 9/15/19 (c)	1,470,000	1,639,050
8.375% 9/15/21 (c)	1,470,000	1,657,425
		15,931,638
Diversified Financial Services - 6.9%
Aircastle Ltd.:
6.75% 4/15/17 (c)	1,375,000	1,388,750
9.75% 8/1/18	2,770,000	3,067,775
9.75% 8/1/18 (c)	770,000	850,850
CIT Group, Inc.:
4.75% 2/15/15 (c)	2,030,000	2,070,600
5.25% 3/15/18	3,365,000	3,465,950
5.5% 2/15/19 (c)	2,810,000	2,887,275
6.625% 4/1/18 (c)	2,045,000	2,223,938
7% 5/2/16 (c)	3,783,000	3,792,458
7% 5/2/17 (c)	7,931,000	7,950,828
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	3,990,000	4,199,475
8% 1/15/18	8,380,000	8,956,125
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	870,000	609,000
International Lease Finance Corp.:
4.875% 4/1/15	2,305,000	2,305,000
5.65% 6/1/14	900,000	920,250
5.75% 5/15/16	3,280,000	3,342,320
6.25% 5/15/19	1,485,000	1,499,653
8.625% 9/15/15	4,640,000	5,127,200
8.625% 1/15/22	2,750,000	3,128,125
8.75% 3/15/17	760,000	853,100
8.875% 9/1/17	3,060,000	3,450,150
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	950,000	1,054,500
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (c)	550,000	580,250
SLM Corp.:
6% 1/25/17	870,000	884,138
7.25% 1/25/22	940,000	949,400
		65,557,110
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 1.0%
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	$ 2,715,000	$ 3,000,075
11.5% 5/1/16	941,000	1,086,855
11.625% 2/1/14	1,317,000	1,524,428
Quebecor Media, Inc.:
7.75% 3/15/16	1,623,000	1,659,518
7.75% 3/15/16	2,425,000	2,479,563
		9,750,439
Electric Utilities - 6.0%
Atlantic Power Corp. 9% 11/15/18 (c)	3,340,000	3,406,800
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	3,580,000	3,866,400
CMS Energy Corp. 5.05% 3/15/22	1,435,000	1,460,689
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (c)	2,860,000	3,103,100
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (c)	1,130,000	1,189,325
9.375% 5/1/20 (c)	1,865,000	1,986,225
GenOn Energy, Inc.:
9.5% 10/15/18	1,105,000	1,049,750
9.875% 10/15/20	1,020,000	958,800
InterGen NV 9% 6/30/17 (c)	2,470,000	2,534,838
IPALCO Enterprises, Inc. 5% 5/1/18	980,000	987,056
Mirant Americas Generation LLC:
8.5% 10/1/21	3,505,000	3,154,500
9.125% 5/1/31	2,640,000	2,310,000
NSG Holdings II, LLC 7.75% 12/15/25 (c)	7,675,000	7,713,375
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,328,499
Otter Tail Corp. 9% 12/15/16	1,675,000	1,815,281
Puget Energy, Inc. 6.5% 12/15/20	2,115,000	2,305,350
RRI Energy, Inc. 7.625% 6/15/14	7,180,000	7,323,600
The AES Corp.:
7.375% 7/1/21 (c)	2,405,000	2,675,563
7.75% 10/15/15	1,630,000	1,829,675
8% 10/15/17	3,010,000	3,431,400
9.75% 4/15/16	905,000	1,067,900
		56,498,126
Energy - 11.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,470,000	1,484,700
6.5% 5/20/21	797,000	808,955
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Antero Resources Finance Corp.:
7.25% 8/1/19 (c)	$ 1,270,000	$ 1,301,750
9.375% 12/1/17	2,900,000	3,168,250
Berry Petroleum Co. 6.375% 9/15/22	2,430,000	2,515,050
Chesapeake Energy Corp.:
6.125% 2/15/21	2,985,000	2,820,825
6.875% 11/15/20	515,000	502,125
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	440,000	418,000
6.125% 7/15/22	1,130,000	1,081,975
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,135,000	1,066,900
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (c)	940,000	956,450
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,640,525
Edgen Murray Corp. 12.25% 1/15/15	3,295,000	3,509,175
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,242,688
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	4,830,000	4,685,100
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,129,600
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,000,000	1,820,000
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,104,000
Frontier Oil Corp.:
6.875% 11/15/18	880,000	919,600
8.5% 9/15/16	1,990,000	2,119,350
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (c)	940,000	935,300
8% 9/1/17	145,000	155,150
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	971,000	980,710
7% 10/1/18	1,590,000	1,621,800
Key Energy Services, Inc. 6.75% 3/1/21 (c)	560,000	576,800
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	2,835,000	2,966,119
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	2,435,000	2,398,475
6.5% 5/15/19 (c)	2,010,000	1,994,925
7.75% 2/1/21	1,660,000	1,743,000
8.625% 4/15/20	2,100,000	2,294,250
MRC Global, Inc. 9.5% 12/15/16	6,160,000	6,791,400
Offshore Group Investment Ltd.:
11.5% 8/1/15	2,995,000	3,279,525
11.5% 8/1/15 (c)	1,875,000	2,053,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Oil States International, Inc. 6.5% 6/1/19	$ 1,900,000	$ 2,009,250
Pan American Energy LLC 7.875% 5/7/21 (c)	2,730,000	2,593,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (c)	2,875,000	2,997,188
PetroBakken Energy Ltd. 8.625% 2/1/20 (c)	1,305,000	1,360,463
Petrohawk Energy Corp.:
6.25% 6/1/19	1,545,000	1,747,781
7.25% 8/15/18	1,160,000	1,323,850
10.5% 8/1/14	1,845,000	2,056,437
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	2,040,000	2,070,600
Plains Exploration & Production Co. 6.125% 6/15/19	2,200,000	2,216,500
Precision Drilling Corp.:
6.5% 12/15/21	200,000	208,000
6.625% 11/15/20	1,760,000	1,839,200
Quicksilver Resources, Inc. 7.125% 4/1/16	3,125,000	2,859,375
Range Resources Corp. 5% 8/15/22	1,175,000	1,151,500
Samson Investment Co. 9.75% 2/15/20 (c)	2,220,000	2,319,900
SESI LLC 7.125% 12/15/21 (c)	3,430,000	3,712,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (c)	520,000	526,500
6.875% 2/1/21	615,000	642,675
7.875% 10/15/18	1,830,000	1,930,650
WPX Energy, Inc.:
5.25% 1/15/17 (c)	2,215,000	2,198,388
6% 1/15/22 (c)	2,750,000	2,701,875
		105,552,204
Environmental - 0.4%
Covanta Holding Corp.:
6.375% 10/1/22	935,000	963,050
7.25% 12/1/20	2,320,000	2,510,249
		3,473,299
Food & Drug Retail - 1.6%
Albertsons, Inc. 7.45% 8/1/29	325,000	247,000
Rite Aid Corp.:
9.25% 3/15/20 (c)	2,725,000	2,772,688
9.375% 12/15/15	1,085,000	1,105,344
9.5% 6/15/17	10,075,000	10,074,971
SUPERVALU, Inc. 8% 5/1/16	560,000	588,000
		14,788,003
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 0.6%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (c)	$ 2,275,000	$ 2,297,750
Post Holdings, Inc. 7.375% 2/15/22 (c)	880,000	917,400
US Foodservice, Inc. 8.5% 6/30/19 (c)	2,120,000	2,178,300
		5,393,450
Gaming - 4.5%
Ameristar Casinos, Inc.:
7.5% 4/15/21	3,525,000	3,710,063
7.5% 4/15/21 (c)	1,660,000	1,747,150
Chukchansi Economic Development Authority 8% 11/15/13 (c)	395,000	287,363
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	3,700,000	3,931,250
7.625% 1/15/16 (c)	1,820,000	1,929,200
11.5% 1/15/17 pay-in-kind (d)	3,795,771	4,076,500
MGM Mirage, Inc.:
6.625% 7/15/15	6,210,000	6,513,048
6.75% 4/1/13	820,000	849,766
7.5% 6/1/16	1,805,000	1,881,713
7.625% 1/15/17	5,570,000	5,820,650
7.75% 3/15/22	1,855,000	1,906,013
8.625% 2/1/19 (c)	2,680,000	2,914,500
10% 11/1/16	2,235,000	2,519,963
11.375% 3/1/18	2,205,000	2,629,463
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	1,590,000	1,756,950
		42,473,592
Healthcare - 5.6%
Community Health Systems, Inc. 8.875% 7/15/15	1,137,000	1,175,374
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	771,875
10.875% 11/15/14	2,730,000	2,784,600
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,176,875
Endo Pharmaceuticals Holdings, Inc. 7% 7/15/19	470,000	504,075
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (c)	2,115,000	2,154,762
HCA Holdings, Inc. 7.75% 5/15/21	2,300,000	2,397,750
HCA, Inc.:
5.875% 3/15/22	1,975,000	2,007,094
6.5% 2/15/20	1,020,000	1,093,950
8.5% 4/15/19	1,710,000	1,919,475
9.875% 2/15/17	616,000	675,290
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HealthSouth Corp. 7.25% 10/1/18	$ 3,075,000	$ 3,259,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	4,795,000	4,711,088
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,846,750
Mylan, Inc.:
6% 11/15/18 (c)	970,000	1,018,500
7.625% 7/15/17 (c)	2,055,000	2,275,913
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,565,000	1,647,163
7.5% 2/15/20	1,190,000	1,273,300
Radiation Therapy Services, Inc. 8.875% 1/15/17 (b)(c)	820,000	811,800
Rural/Metro Corp. 10.125% 7/15/19 (c)	690,000	634,800
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,820,000	3,006,966
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,957,504
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	4,305,000	4,461,056
6.75% 8/15/21 (c)	920,000	894,700
6.875% 12/1/18 (c)	3,290,000	3,388,700
7% 10/1/20 (c)	265,000	268,644
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)	1,655,000	1,555,700
		52,673,204
Homebuilders/Real Estate - 3.6%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,775,000	2,969,250
D.R. Horton, Inc. 4.75% 5/15/17	1,355,000	1,386,334
KB Home:
7.25% 6/15/18	3,955,000	3,816,575
8% 3/15/20	285,000	277,163
Lennar Corp.:
5.6% 5/31/15	390,000	405,600
6.95% 6/1/18	1,575,000	1,653,750
12.25% 6/1/17	3,790,000	4,851,200
Realogy Corp.:
7.625% 1/15/20 (c)	2,280,000	2,359,800
7.875% 2/15/19 (c)	3,085,000	3,023,300
Standard Pacific Corp.:
8.375% 5/15/18	7,055,000	7,522,041
8.375% 1/15/21	3,725,000	3,929,875
10.75% 9/15/16	1,650,000	1,897,500
		34,092,388
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - 0.5%
FelCor Lodging LP 6.75% 6/1/19	$ 1,845,000	$ 1,863,450
Host Hotels & Resorts LP:
5.875% 6/15/19	1,475,000	1,574,563
9% 5/15/17	1,415,000	1,570,650
		5,008,663
Leisure - 1.0%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,130,000	3,360,838
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,440,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	1,027,140
yankee:
7.25% 6/15/16	1,470,000	1,583,925
7.5% 10/15/27	1,175,000	1,186,750
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	569,000	615,798
		9,214,451
Metals/Mining - 1.6%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	2,135,000	2,236,413
CONSOL Energy, Inc. 8% 4/1/17	2,285,000	2,393,538
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	805,000	817,075
7% 11/1/15 (c)	6,340,000	6,561,900
New Gold, Inc. 7% 4/15/20 (c)	250,000	256,875
Vedanta Resources PLC:
6.75% 6/7/16 (c)	2,210,000	2,099,500
8.25% 6/7/21 (c)	445,000	420,525
		14,785,826
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (c)	2,685,000	2,953,500
Services - 2.7%
ARAMARK Corp.:
4.0469% 2/1/15 (d)	3,755,000	3,736,225
8.5% 2/1/15	2,260,000	2,316,500
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (c)(d)	4,600,000	4,703,500
Audatex North America, Inc. 6.75% 6/15/18 (c)	1,460,000	1,533,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,164,000	1,164,000
7.75% 5/15/16	870,000	892,794
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
FTI Consulting, Inc. 6.75% 10/1/20	$ 2,165,000	$ 2,300,313
Hertz Corp.:
6.75% 4/15/19	1,580,000	1,651,100
6.75% 4/15/19 (c)	1,900,000	1,985,500
7.5% 10/15/18	5,060,000	5,426,850
		25,709,782
Shipping - 1.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	920,000	947,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	174,200
8.125% 3/30/18	1,980,000	1,475,100
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,995,000
Swift Services Holdings, Inc. 10% 11/15/18	2,935,000	3,199,150
		9,791,050
Steel - 1.9%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	3,540,000	3,655,050
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	3,040,000	3,146,400
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,635,888
Steel Dynamics, Inc.:
6.75% 4/1/15	645,000	656,288
7.625% 3/15/20	2,305,000	2,512,450
		17,606,076
Super Retail - 1.6%
AutoNation, Inc. 5.5% 2/1/20	820,000	834,350
J. Crew Group, Inc. 8.125% 3/1/19	3,175,000	3,286,125
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	4,350,000	4,774,125
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,285,000	3,416,400
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	2,820,000	2,876,400
		15,187,400
Technology - 3.5%
Amkor Technology, Inc.:
6.625% 6/1/21	1,130,000	1,158,250
7.375% 5/1/18	3,365,000	3,596,344
Avaya, Inc.:
9.75% 11/1/15	1,460,000	1,441,750
10.125% 11/1/15 pay-in-kind (d)	1,310,000	1,296,900
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	3,155,000	3,355,974
Lawson Software, Inc. 9.375% 4/1/19 (c)	545,000	570,888
Lucent Technologies, Inc.:
6.45% 3/15/29	6,835,000	5,006,638
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28	$ 1,065,000	$ 774,788
Sanmina-SCI Corp. 7% 5/15/19 (c)	4,505,000	4,583,838
Seagate HDD Cayman:
6.875% 5/1/20	440,000	471,900
7% 11/1/21 (c)	635,000	688,975
Seagate Technology HDD Holdings 6.8% 10/1/16	1,115,000	1,232,075
Spansion LLC 7.875% 11/15/17	3,065,000	3,019,025
SunGard Data Systems, Inc.:
7.375% 11/15/18	415,000	443,013
10.25% 8/15/15	2,155,000	2,273,525
Viasystems, Inc. 7.875% 5/1/19 (c)	3,085,000	3,123,563
		33,037,446
Telecommunications - 7.5%
Digicel Group Ltd.:
7% 2/15/20 (c)	200,000	201,500
8.25% 9/1/17 (c)	3,535,000	3,676,400
8.875% 1/15/15 (c)	3,935,000	3,964,513
9.125% 1/15/15 pay-in-kind (c)(d)	2,800,000	2,828,000
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,170,700
Intelsat Jackson Holdings SA:
7.25% 10/15/20 (c)	1,990,000	2,074,575
7.5% 4/1/21	1,370,000	1,438,500
9.5% 6/15/16	895,000	931,919
Intelsat Ltd. 11.25% 6/15/16	1,640,000	1,724,050
Intelsat Luxembourg SA:
11.25% 2/4/17	3,550,000	3,692,000
11.5% 2/4/17 pay-in-kind (c)(d)	1,900,000	1,961,750
11.5% 2/4/17 pay-in-kind (d)	9,229,248	9,621,491
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,453,175
6.875% 10/31/13	3,580,000	3,580,000
7.375% 8/1/15	4,635,000	4,495,950
NII Capital Corp. 7.625% 4/1/21	3,600,000	3,348,000
Qwest Communications International, Inc.:
7.125% 4/1/18	1,155,000	1,230,075
8% 10/1/15	1,860,000	1,980,900
Sprint Capital Corp. 8.75% 3/15/32	1,000,000	847,500
Sprint Nextel Corp.:
6% 12/1/16	3,717,000	3,373,178
9% 11/15/18 (c)	955,000	1,051,646
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Telesat Canada/Telesat LLC 6% 5/15/17 (b)(c)	$ 2,840,000	$ 2,840,000
U.S. West Communications 7.5% 6/15/23	2,780,000	2,793,900
VimpelCom Holdings BV:
6.2546% 3/1/17 (c)	1,400,000	1,398,250
7.5043% 3/1/22 (c)	2,055,000	1,990,781
Wind Acquisition Finance SA 7.25% 2/15/18 (c)	1,115,000	1,059,250
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	1,388,171	1,161,581
		70,889,584
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	3,340,000	3,448,550
Levi Strauss & Co. 6.875% 5/1/22 (b)(c)	1,780,000	1,826,814
		5,275,364
TOTAL NONCONVERTIBLE BONDS (Cost $759,072,577)		801,687,579
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (c) (Cost $864,258)	1	592,559
Convertible Preferred Stocks - 0.4%

Automotive - 0.3%
General Motors Co. 4.75%	78,400	3,060,736
Electric Utilities - 0.1%
AES Trust III 6.75%	14,300	709,566
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,463,991)		3,770,302
Floating Rate Loans - 7.7%
	Principal Amount	Value
Air Transportation - 0.8%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (d)	$ 4,161,970	$ 4,182,780
US Airways Group, Inc. term loan 2.7398% 3/23/14 (d)	3,747,413	3,583,463
		7,766,243
Automotive - 0.8%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	3,295,100	3,356,883
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (d)	2,553,673	2,480,255
Tranche C, term loan 2.1775% 12/27/15 (d)	1,537,133	1,492,941
		7,330,079
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.4888% 3/31/17 (d)	4,777,117	4,442,719
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (d)	1,909,879	1,909,879
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (d)	1,125,000	1,127,813
		3,037,692
Capital Goods - 0.7%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (d)	2,309,213	2,317,872
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (d)	2,704,563	2,694,420
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (d)	320,000	320,400
Tranche B 1LN, term loan 4.7805% 6/7/18 (d)	930,438	949,047
		6,281,739
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (d)	830,955	844,458
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (d)	2,165,000	2,132,525
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (d)	185,000	186,156
		3,163,139
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (d)	1,959,110	1,929,723
Floating Rate Loans - continued
	Principal Amount	Value
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	$ 1,089,433	$ 1,090,795
Tranche 2LN, term loan 10% 9/2/16 (d)	1,480,000	1,481,850
		2,572,645
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (d)	1,525,000	1,528,813
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (d)	445,500	446,079
Energy - 0.6%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (d)	1,230,000	1,245,375
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	1,810,000	1,787,375
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (d)	2,532,527	2,431,226
		5,463,976
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (d)	1,410,750	1,415,039
Healthcare - 0.5%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (d)	2,020,619	2,025,671
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (d)	264,905	265,568
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (d)	2,673,569	2,666,885
		4,958,124
Insurance - 1.0%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (d)	4,176,448	4,181,877
Tranche 2nd LN, term loan 9% 5/24/19 (d)	3,715,000	3,770,725
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (d)	1,820,000	1,883,700
		9,836,302
Publishing/Printing - 0.2%
Getty Images, Inc. Tranche B 1LN, term loan 4.2207% 11/5/15 (d)	690,000	694,347
Newsday LLC term loan 10.5% 8/1/13	780,000	799,500
		1,493,847
Floating Rate Loans - continued
	Principal Amount	Value
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (d)	$ 1,875,000	$ 1,875,000
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (d)	1,900,800	1,907,928
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	2,068,721	2,079,065
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	2,275,000	2,277,844
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (d)	328,300	328,300
		2,606,144
Telecommunications - 0.3%
Intelsat Jackson Holdings SA term loan 3.2403% 2/1/14 (d)	1,335,000	1,318,313
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (d)	1,883,943	1,860,393
		3,178,706
TOTAL FLOATING RATE LOANS (Cost $71,238,641)		73,313,002
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $56,684,260)	56,684,260	56,684,260
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $892,323,727)		936,047,702
NET OTHER ASSETS (LIABILITIES) - 1.1%		10,797,751
NET ASSETS - 100%		$ 946,845,453
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,637,965 or 30.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,918
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,060,736	$ 3,060,736	$ -	$ -
Telecommunication Services	592,559	-	-	592,559
Utilities	709,566	709,566	-	-
Corporate Bonds	801,687,579	-	801,687,579	-
Floating Rate Loans	73,313,002	-	73,313,002	-
Money Market Funds	56,684,260	56,684,260	-	-
Total Investments in Securities:	$ 936,047,702	$ 60,454,562	$ 875,000,581	$ 592,559
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,336,915
Total Realized Gain (Loss)	(145,202)
Total Unrealized Gain (Loss)	280,268
Cost of Purchases	-
Proceeds of Sales	(2,864,375)
Amortization/Accretion	(15,047)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 592,559
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.0%
Luxembourg	2.8%
Canada	2.5%
Bermuda	2.4%
Cayman Islands	1.6%
Netherlands	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $835,639,467)	$ 879,363,442
Fidelity Central Funds (cost $56,684,260)	56,684,260
Total Investments (cost $892,323,727)		$ 936,047,702
Cash		1,924,862
Receivable for investments sold		8,210,173
Receivable for fund shares sold		1,879,477
Interest receivable		16,248,504
Distributions receivable from Fidelity Central Funds		6,976
Prepaid expenses		750
Receivable from investment adviser for expense reductions		14,489
Other receivables		260
Total assets		964,333,193

Liabilities
Payable for investments purchased Regular delivery	$ 9,310,674
Delayed delivery	5,436,121
Payable for fund shares redeemed	1,159,655
Distributions payable	713,166
Accrued management fee	434,479
Distribution and service plan fees payable	221,879
Other affiliated payables	177,650
Other payables and accrued expenses	34,116
Total liabilities		17,487,740

Net Assets		$ 946,845,453
Net Assets consist of:
Paid in capital		$ 896,235,911
Undistributed net investment income		7,768,687
Accumulated undistributed net realized gain (loss) on investments		(883,120)
Net unrealized appreciation (depreciation) on investments		43,723,975
Net Assets		$ 946,845,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($308,196,751 ÷ 36,013,793 shares)	$ 8.56

Maximum offering price per share (100/96.00 of $8.56)	$ 8.92
Class T: Net Asset Value and redemption price per share ($98,725,791 ÷ 11,555,009 shares)	$ 8.54

Maximum offering price per share (100/96.00 of $8.54)	$ 8.90
Class B: Net Asset Value and offering price per share ($18,394,179 ÷ 2,154,940 shares)A	$ 8.54

Class C: Net Asset Value and offering price per share ($150,745,368 ÷ 17,657,888 shares)A	$ 8.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($370,783,364 ÷ 43,259,202 shares)	$ 8.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 188,513
Interest		31,770,615
Income from Fidelity Central Funds		27,918
Total income		31,987,046

Expenses
Management fee	$ 2,435,547
Transfer agent fees	861,564
Distribution and service plan fees	1,230,658
Accounting fees and expenses	158,085
Custodian fees and expenses	9,919
Independent trustees' compensation	2,521
Registration fees	50,411
Audit	34,050
Legal	2,611
Miscellaneous	3,769
Total expenses before reductions	4,789,135
Expense reductions	(54,932)	4,734,203
Net investment income (loss)		27,252,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(562,944)
Change in net unrealized appreciation (depreciation) on investment securities		27,330,076
Net gain (loss)		26,767,132
Net increase (decrease) in net assets resulting from operations		$ 54,019,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,252,843	$ 57,416,131
Net realized gain (loss)	(562,944)	38,689,314
Change in net unrealized appreciation (depreciation)	27,330,076	(59,527,068)
Net increase (decrease) in net assets resulting from operations	54,019,975	36,578,377
Distributions to shareholders from net investment income	(30,568,822)	(58,364,548)
Distributions to shareholders from net realized gain	(4,909,620)	-
Total distributions	(35,478,442)	(58,364,548)
Share transactions - net increase (decrease)	119,265,107	(48,015,913)
Redemption fees	35,698	189,681
Total increase (decrease) in net assets	137,842,338	(69,612,403)

Net Assets
Beginning of period	809,003,115	878,615,518
End of period (including undistributed net investment income of $7,768,687 and undistributed net investment income of $11,084,666, respectively)	$ 946,845,453	$ 809,003,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 8.59	$ 7.87	$ 6.48	$ 9.13	$ 9.26
Income from Investment Operations
Net investment income (loss) E	.268	.581	.637	.625	.645	.661
Net realized and unrealized gain (loss)	.265	(.204)	.673	1.318	(2.616)	(.078)
Total from investment operations	.533	.377	1.310	1.943	(1.971)	.583
Distributions from net investment income	(.303)	(.589)	(.591)	(.556)	(.621)	(.664)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.353)	(.589)	(.591)	(.556)	(.681)	(.714)
Redemption fees added to paid in capital E	- I	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.56	$ 8.38	$ 8.59	$ 7.87	$ 6.48	$ 9.13
Total Return B, C, D	6.55%	4.53%	17.33%	31.69%	(23.03)%	6.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.04%	1.06%	1.09%	1.12%	1.04%
Expenses net of fee waivers, if any	1.04% A	1.04%	1.06%	1.09%	1.10%	1.04%
Expenses net of all reductions	1.04% A	1.04%	1.06%	1.08%	1.10%	1.03%
Net investment income (loss)	6.43% A	6.82%	7.81%	8.91%	7.65%	7.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,197	$ 264,110	$ 278,577	$ 282,936	$ 89,571	$ 110,703
Portfolio turnover rate G	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 8.57	$ 7.86	$ 6.48	$ 9.12	$ 9.25
Income from Investment Operations
Net investment income (loss) E	.266	.578	.633	.622	.645	.654
Net realized and unrealized gain (loss)	.256	(.193)	.665	1.310	(2.606)	(.077)
Total from investment operations	.522	.385	1.298	1.932	(1.961)	.577
Distributions from net investment income	(.302)	(.587)	(.589)	(.555)	(.621)	(.658)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.352)	(.587)	(.589)	(.555)	(.681)	(.708)
Redemption fees added to paid in capital E	- I	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.54	$ 8.37	$ 8.57	$ 7.86	$ 6.48	$ 9.12
Total Return B, C, D	6.42%	4.63%	17.17%	31.52%	(22.94)%	6.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07% A	1.07%	1.11%	1.16%	1.19%	1.15%
Expenses net of fee waivers, if any	1.07% A	1.07%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.07% A	1.07%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	6.40% A	6.79%	7.78%	8.89%	7.65%	7.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,726	$ 92,746	$ 119,576	$ 111,601	$ 43,018	$ 57,798
Portfolio turnover rate G	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Income from Investment Operations
Net investment income (loss) E	.238	.521	.579	.571	.593	.593
Net realized and unrealized gain (loss)	.266	(.204)	.676	1.317	(2.609)	(.086)
Total from investment operations	.504	.317	1.255	1.888	(2.016)	.507
Distributions from net investment income	(.274)	(.529)	(.536)	(.511)	(.566)	(.598)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.324)	(.529)	(.536)	(.511)	(.626)	(.648)
Redemption fees added to paid in capital E	- I	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.54	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11
Total Return B, C, D	6.20%	3.81%	16.58%	30.73%	(23.47)%	5.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.77%	1.80%	1.81%	1.82%	1.79%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	5.73% A	6.11%	7.13%	8.25%	7.00%	6.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,394	$ 19,647	$ 29,065	$ 32,894	$ 21,429	$ 41,049
Portfolio turnover rate G	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Income from Investment Operations
Net investment income (loss) E	.236	.516	.575	.572	.583	.584
Net realized and unrealized gain (loss)	.266	(.202)	.675	1.309	(2.608)	(.085)
Total from investment operations	.502	.314	1.250	1.881	(2.025)	.499
Distributions from net investment income	(.272)	(.526)	(.531)	(.504)	(.557)	(.590)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.322)	(.526)	(.531)	(.504)	(.617)	(.640)
Redemption fees added to paid in capital E	- I	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.54	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11
Total Return B, C, D	6.18%	3.77%	16.51%	30.60%	(23.54)%	5.51%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.79%	1.81%	1.85%	1.86%	1.84%
Expenses net of fee waivers, if any	1.80% A	1.79%	1.81%	1.85%	1.85%	1.84%
Expenses net of all reductions	1.80% A	1.79%	1.81%	1.85%	1.85%	1.84%
Net investment income (loss)	5.68% A	6.08%	7.07%	8.15%	6.90%	6.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,745	$ 120,710	$ 121,796	$ 98,361	$ 30,619	$ 50,700
Portfolio turnover rate G	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 8.60	$ 7.88	$ 6.49	$ 9.14	$ 9.27
Income from Investment Operations
Net investment income (loss) D	.276	.598	.655	.637	.669	.678
Net realized and unrealized gain (loss)	.255	(.195)	.673	1.323	(2.619)	(.078)
Total from investment operations	.531	.403	1.328	1.960	(1.950)	.600
Distributions from net investment income	(.311)	(.605)	(.609)	(.573)	(.642)	(.681)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.361)	(.605)	(.609)	(.573)	(.702)	(.731)
Redemption fees added to paid in capital D	- H	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.57	$ 8.40	$ 8.60	$ 7.88	$ 6.49	$ 9.14
Total Return B, C	6.52%	4.85%	17.55%	31.95%	(22.81)%	6.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.88%	.89%	.90%	.92%	.90%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	6.63% A	7.01%	8.03%	9.15%	7.90%	7.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,783	$ 311,790	$ 329,601	$ 251,945	$ 143,656	$ 206,188
Portfolio turnover rate F	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,780,459
Gross unrealized depreciation	(5,315,014)
Net unrealized appreciation (depreciation) on securities and other investments	$ 50,465,445

Tax cost	$ 885,582,257

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $266,381,070 and $181,635,840, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 353,611	$ 12,607
Class T	-%	.25%	118,454	1,411
Class B	.65%	.25%	84,244	61,018
Class C	.75%	.25%	674,349	115,426
			$ 1,230,658	$ 190,462

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,333
Class T	13,694
Class B*	15,935
Class C*	9,106
$ 92,068

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 227,609.16
Class T	90,475.19
Class B	22,384.24
Class C	108,462.16
Institutional Class	412,634.25
	$ 861,564

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,255 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 2,512
Institutional Class	.85%	52,246
		$ 54,758

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $174.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 10,125,194	$ 19,235,107
Class T	3,409,457	7,022,151
Class B	616,019	1,492,154
Class C	4,305,150	7,761,167
Institutional Class	12,113,002	22,853,969
Total	$ 30,568,822	$ 58,364,548
From net realized gain
Class A	$ 1,593,063	$ -
Class T	555,530	-
Class B	113,946	-
Class C	738,893	-
Institutional Class	1,908,188	-
Total	$ 4,909,620	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	8,601,217	11,035,124	$ 72,231,879	$ 93,905,487
Reinvestment of distributions	1,087,362	1,718,199	9,066,053	14,616,217
Shares redeemed	(5,177,968)	(13,690,810)	(43,321,199)	(116,003,419)
Net increase (decrease)	4,510,611	(937,487)	$ 37,976,733	$ (7,481,715)
Class T
Shares sold	1,400,916	2,530,176	$ 11,734,134	$ 21,555,934
Reinvestment of distributions	384,513	639,347	3,197,878	5,430,910
Shares redeemed	(1,310,398)	(6,034,437)	(10,954,854)	(51,105,942)
Net increase (decrease)	475,031	(2,864,914)	$ 3,977,158	$ (24,119,098)
Class B
Shares sold	130,562	352,305	$ 1,095,613	$ 3,000,132
Reinvestment of distributions	65,026	125,332	539,886	1,064,267
Shares redeemed	(389,938)	(1,520,701)	(3,259,122)	(12,916,276)
Net increase (decrease)	(194,350)	(1,043,064)	$ (1,623,623)	$ (8,851,877)
Class C
Shares sold	4,361,020	5,225,007	$ 36,454,882	$ 44,336,082
Reinvestment of distributions	468,909	674,321	3,899,900	5,721,751
Shares redeemed	(1,603,826)	(5,681,693)	(13,426,777)	(47,570,444)
Net increase (decrease)	3,226,103	217,635	$ 26,928,005	$ 2,487,389
Institutional Class
Shares sold	10,505,421	8,753,536	$ 88,617,958	$ 74,216,680
Reinvestment of distributions	1,560,130	2,455,769	13,023,870	20,915,187
Shares redeemed	(5,941,103)	(12,403,938)	(49,634,994)	(105,182,479)
Net increase (decrease)	6,124,448	(1,194,633)	$ 52,006,834	$ (10,050,612)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHI-USAN-0612
1.784884.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.04%
Actual		$ 1,000.00	$ 1,065.50	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.22
Class T	1.07%
Actual		$ 1,000.00	$ 1,064.20	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.37
Class B	1.75%
Actual		$ 1,000.00	$ 1,062.00	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77
Class C	1.80%
Actual		$ 1,000.00	$ 1,061.80	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.02
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,065.20	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.0	2.4
MGM Mirage, Inc.	2.7	2.4
CIT Group, Inc.	2.3	2.1
International Lease Finance Corp.	2.2	1.4
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7	1.4
	11.9
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.7	12.0
Telecommunications	7.9	11.0
Automotive	7.6	7.4
Diversified Financial Services	7.1	5.3
Electric Utilities	6.1	6.3
Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
AAA,AA,A 0.0%	AAA,AA,A 0.0%*
BBB 1.6%	BBB 2.3%
BB 31.2%	BB 30.1%
B 47.7%	B 45.1%
CCC,CC,C 10.6%	CCC,CC,C 14.0%
Not Rated 1.3%	Not Rated 2.4%
Equities 0.5%	Equities 0.8%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 5.3%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Nonconvertible Bonds 84.7%		Nonconvertible Bonds 84.7%
	Convertible Bonds, Preferred Stocks 0.4%		Convertible Bonds, Preferred Stocks 0.7%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 7.7%		Floating Rate Loans 9.2%
	Short-Term Investments and Net Other Assets (Liabilities) 7.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.3%
* Foreign investments	14.0%	** Foreign investments	14.6%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.7%
	Principal Amount	Value
Aerospace - 0.3%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 2,715,000	$ 2,871,113
Air Transportation - 2.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,383,382	1,480,218
6.25% 10/22/21	2,275,000	2,303,438
6.75% 9/15/15 (c)	5,315,000	5,421,300
Continental Airlines, Inc. 9.25% 5/10/17	1,789,611	1,941,728
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,375,000
6.75% 11/23/15	1,375,000	1,388,750
8.021% 8/10/22	1,338,394	1,330,096
8.954% 8/10/14	1,146,207	1,169,131
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	420,884	429,849
United Air Lines, Inc. 9.875% 8/1/13 (c)	485,000	506,825
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,039,392	1,016,005
9.75% 1/15/17	1,398,434	1,606,521
12% 1/15/16 (c)	463,607	503,013
		20,471,874
Automotive - 6.5%
American Axle & Manufacturing, Inc. 7.75% 11/15/19	2,570,000	2,730,625
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	6,425,000	6,649,875
8.25% 6/15/21	5,235,000	5,392,050
Dana Holding Corp.:
6.5% 2/15/19	1,305,000	1,388,194
6.75% 2/15/21	1,210,000	1,300,750
Delphi Corp.:
5.875% 5/15/19 (c)	3,140,000	3,297,000
6.125% 5/15/21 (c)	1,670,000	1,770,200
Ford Motor Co. 7.45% 7/16/31	5,515,000	7,024,731
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,360,000	6,591,396
4.25% 2/3/17	2,260,000	2,357,524
5% 5/15/18	3,255,000	3,517,447
5.875% 8/2/21	1,615,000	1,825,092
6.625% 8/15/17	2,745,000	3,129,300
7% 4/15/15	2,330,000	2,586,300
8% 12/15/16	1,975,000	2,339,388
12% 5/15/15	4,250,000	5,344,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
General Motors Financial Co., Inc. 6.75% 6/1/18	$ 1,800,000	$ 1,935,000
Tenneco, Inc.:
6.875% 12/15/20	1,405,000	1,506,863
7.75% 8/15/18	1,160,000	1,241,200
		61,927,310
Banks & Thrifts - 0.6%
Ally Financial, Inc.:
3.71% 2/11/14 (d)	2,635,000	2,595,475
5.5% 2/15/17	1,490,000	1,504,900
7.5% 9/15/20	1,735,000	1,934,525
		6,034,900
Broadcasting - 1.1%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,225,600
Univision Communications, Inc.:
6.875% 5/15/19 (c)	2,590,000	2,622,375
7.875% 11/1/20 (c)	825,000	862,125
8.5% 5/15/21 (c)	3,520,000	3,511,200
UPC Holding BV 9.875% 4/15/18 (c)	1,085,000	1,198,925
		10,420,225
Building Materials - 2.2%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	1,725,000	1,798,313
6.875% 8/15/18 (c)	3,305,000	3,478,513
Griffon Corp. 7.125% 4/1/18	2,210,000	2,303,925
HD Supply, Inc.:
8.125% 4/15/19 (c)	4,215,000	4,515,530
11% 4/15/20 (c)	935,000	1,002,788
Headwaters, Inc. 7.625% 4/1/19	3,835,000	3,767,888
Masco Corp. 5.95% 3/15/22	3,400,000	3,459,313
Texas Industries, Inc. 9.25% 8/15/20	235,000	230,300
USG Corp. 7.875% 3/30/20 (c)	660,000	679,800
		21,236,370
Cable TV - 3.7%
Cablevision Systems Corp. 7.75% 4/15/18	960,000	1,020,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	3,450,000	3,605,250
6.625% 1/31/22	1,175,000	1,230,813
7% 1/15/19	2,255,000	2,424,125
7.25% 10/30/17	4,920,000	5,338,200
7.875% 4/30/18	2,520,000	2,727,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	$ 7,265,000	$ 7,846,200
CSC Holdings LLC:
6.75% 11/15/21 (c)	2,045,000	2,121,688
8.625% 2/15/19	1,270,000	1,441,450
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (c)	360,000	374,400
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (c)	660,000	704,550
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (c)	355,000	383,400
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	1,665,000	1,685,813
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	3,505,000	3,689,013
UPCB Finance VI Ltd. 6.875% 1/15/22 (c)	865,000	890,950
		35,483,752
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,795,000	2,955,713
Anixter International, Inc. 5.625% 5/1/19	520,000	533,000
JB Poindexter & Co., Inc. 9% 4/1/22 (c)	2,860,000	2,938,650
Terex Corp. 6.5% 4/1/20	3,985,000	4,014,888
		10,442,251
Chemicals - 1.4%
Celanese US Holdings LLC 6.625% 10/15/18	430,000	462,250
INEOS Finance PLC:
7.5% 5/1/20 (c)	735,000	752,420
8.375% 2/15/19 (c)	3,975,000	4,263,188
Kinove German Bondco GmbH 9.625% 6/15/18 (c)	1,285,000	1,336,400
LyondellBasell Industries NV:
5% 4/15/19 (c)	2,170,000	2,243,129
5.75% 4/15/24 (c)	1,445,000	1,499,188
6% 11/15/21 (c)	635,000	685,800
NOVA Chemicals Corp. 3.7836% 11/15/13 (d)	1,630,000	1,625,925
		12,868,300
Consumer Products - 0.4%
NBTY, Inc. 9% 10/1/18	2,910,000	3,212,058
Visant Corp. 10% 10/1/17	1,135,000	1,076,831
		4,288,889
Containers - 1.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	3,630,000	3,920,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (c)	$ 1,945,000	$ 2,095,738
9% 5/15/18 (c)	870,000	876,525
9.875% 8/15/19 (c)	1,900,000	1,976,000
9.875% 8/15/19 (c)	3,720,000	3,766,500
Sealed Air Corp.:
8.125% 9/15/19 (c)	1,470,000	1,639,050
8.375% 9/15/21 (c)	1,470,000	1,657,425
		15,931,638
Diversified Financial Services - 6.9%
Aircastle Ltd.:
6.75% 4/15/17 (c)	1,375,000	1,388,750
9.75% 8/1/18	2,770,000	3,067,775
9.75% 8/1/18 (c)	770,000	850,850
CIT Group, Inc.:
4.75% 2/15/15 (c)	2,030,000	2,070,600
5.25% 3/15/18	3,365,000	3,465,950
5.5% 2/15/19 (c)	2,810,000	2,887,275
6.625% 4/1/18 (c)	2,045,000	2,223,938
7% 5/2/16 (c)	3,783,000	3,792,458
7% 5/2/17 (c)	7,931,000	7,950,828
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	3,990,000	4,199,475
8% 1/15/18	8,380,000	8,956,125
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	870,000	609,000
International Lease Finance Corp.:
4.875% 4/1/15	2,305,000	2,305,000
5.65% 6/1/14	900,000	920,250
5.75% 5/15/16	3,280,000	3,342,320
6.25% 5/15/19	1,485,000	1,499,653
8.625% 9/15/15	4,640,000	5,127,200
8.625% 1/15/22	2,750,000	3,128,125
8.75% 3/15/17	760,000	853,100
8.875% 9/1/17	3,060,000	3,450,150
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	950,000	1,054,500
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (c)	550,000	580,250
SLM Corp.:
6% 1/25/17	870,000	884,138
7.25% 1/25/22	940,000	949,400
		65,557,110
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 1.0%
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	$ 2,715,000	$ 3,000,075
11.5% 5/1/16	941,000	1,086,855
11.625% 2/1/14	1,317,000	1,524,428
Quebecor Media, Inc.:
7.75% 3/15/16	1,623,000	1,659,518
7.75% 3/15/16	2,425,000	2,479,563
		9,750,439
Electric Utilities - 6.0%
Atlantic Power Corp. 9% 11/15/18 (c)	3,340,000	3,406,800
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	3,580,000	3,866,400
CMS Energy Corp. 5.05% 3/15/22	1,435,000	1,460,689
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (c)	2,860,000	3,103,100
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (c)	1,130,000	1,189,325
9.375% 5/1/20 (c)	1,865,000	1,986,225
GenOn Energy, Inc.:
9.5% 10/15/18	1,105,000	1,049,750
9.875% 10/15/20	1,020,000	958,800
InterGen NV 9% 6/30/17 (c)	2,470,000	2,534,838
IPALCO Enterprises, Inc. 5% 5/1/18	980,000	987,056
Mirant Americas Generation LLC:
8.5% 10/1/21	3,505,000	3,154,500
9.125% 5/1/31	2,640,000	2,310,000
NSG Holdings II, LLC 7.75% 12/15/25 (c)	7,675,000	7,713,375
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,328,499
Otter Tail Corp. 9% 12/15/16	1,675,000	1,815,281
Puget Energy, Inc. 6.5% 12/15/20	2,115,000	2,305,350
RRI Energy, Inc. 7.625% 6/15/14	7,180,000	7,323,600
The AES Corp.:
7.375% 7/1/21 (c)	2,405,000	2,675,563
7.75% 10/15/15	1,630,000	1,829,675
8% 10/15/17	3,010,000	3,431,400
9.75% 4/15/16	905,000	1,067,900
		56,498,126
Energy - 11.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,470,000	1,484,700
6.5% 5/20/21	797,000	808,955
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Antero Resources Finance Corp.:
7.25% 8/1/19 (c)	$ 1,270,000	$ 1,301,750
9.375% 12/1/17	2,900,000	3,168,250
Berry Petroleum Co. 6.375% 9/15/22	2,430,000	2,515,050
Chesapeake Energy Corp.:
6.125% 2/15/21	2,985,000	2,820,825
6.875% 11/15/20	515,000	502,125
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	440,000	418,000
6.125% 7/15/22	1,130,000	1,081,975
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,135,000	1,066,900
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (c)	940,000	956,450
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,640,525
Edgen Murray Corp. 12.25% 1/15/15	3,295,000	3,509,175
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,242,688
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	4,830,000	4,685,100
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,129,600
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,000,000	1,820,000
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,104,000
Frontier Oil Corp.:
6.875% 11/15/18	880,000	919,600
8.5% 9/15/16	1,990,000	2,119,350
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (c)	940,000	935,300
8% 9/1/17	145,000	155,150
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	971,000	980,710
7% 10/1/18	1,590,000	1,621,800
Key Energy Services, Inc. 6.75% 3/1/21 (c)	560,000	576,800
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	2,835,000	2,966,119
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	2,435,000	2,398,475
6.5% 5/15/19 (c)	2,010,000	1,994,925
7.75% 2/1/21	1,660,000	1,743,000
8.625% 4/15/20	2,100,000	2,294,250
MRC Global, Inc. 9.5% 12/15/16	6,160,000	6,791,400
Offshore Group Investment Ltd.:
11.5% 8/1/15	2,995,000	3,279,525
11.5% 8/1/15 (c)	1,875,000	2,053,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Oil States International, Inc. 6.5% 6/1/19	$ 1,900,000	$ 2,009,250
Pan American Energy LLC 7.875% 5/7/21 (c)	2,730,000	2,593,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (c)	2,875,000	2,997,188
PetroBakken Energy Ltd. 8.625% 2/1/20 (c)	1,305,000	1,360,463
Petrohawk Energy Corp.:
6.25% 6/1/19	1,545,000	1,747,781
7.25% 8/15/18	1,160,000	1,323,850
10.5% 8/1/14	1,845,000	2,056,437
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	2,040,000	2,070,600
Plains Exploration & Production Co. 6.125% 6/15/19	2,200,000	2,216,500
Precision Drilling Corp.:
6.5% 12/15/21	200,000	208,000
6.625% 11/15/20	1,760,000	1,839,200
Quicksilver Resources, Inc. 7.125% 4/1/16	3,125,000	2,859,375
Range Resources Corp. 5% 8/15/22	1,175,000	1,151,500
Samson Investment Co. 9.75% 2/15/20 (c)	2,220,000	2,319,900
SESI LLC 7.125% 12/15/21 (c)	3,430,000	3,712,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (c)	520,000	526,500
6.875% 2/1/21	615,000	642,675
7.875% 10/15/18	1,830,000	1,930,650
WPX Energy, Inc.:
5.25% 1/15/17 (c)	2,215,000	2,198,388
6% 1/15/22 (c)	2,750,000	2,701,875
		105,552,204
Environmental - 0.4%
Covanta Holding Corp.:
6.375% 10/1/22	935,000	963,050
7.25% 12/1/20	2,320,000	2,510,249
		3,473,299
Food & Drug Retail - 1.6%
Albertsons, Inc. 7.45% 8/1/29	325,000	247,000
Rite Aid Corp.:
9.25% 3/15/20 (c)	2,725,000	2,772,688
9.375% 12/15/15	1,085,000	1,105,344
9.5% 6/15/17	10,075,000	10,074,971
SUPERVALU, Inc. 8% 5/1/16	560,000	588,000
		14,788,003
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 0.6%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (c)	$ 2,275,000	$ 2,297,750
Post Holdings, Inc. 7.375% 2/15/22 (c)	880,000	917,400
US Foodservice, Inc. 8.5% 6/30/19 (c)	2,120,000	2,178,300
		5,393,450
Gaming - 4.5%
Ameristar Casinos, Inc.:
7.5% 4/15/21	3,525,000	3,710,063
7.5% 4/15/21 (c)	1,660,000	1,747,150
Chukchansi Economic Development Authority 8% 11/15/13 (c)	395,000	287,363
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	3,700,000	3,931,250
7.625% 1/15/16 (c)	1,820,000	1,929,200
11.5% 1/15/17 pay-in-kind (d)	3,795,771	4,076,500
MGM Mirage, Inc.:
6.625% 7/15/15	6,210,000	6,513,048
6.75% 4/1/13	820,000	849,766
7.5% 6/1/16	1,805,000	1,881,713
7.625% 1/15/17	5,570,000	5,820,650
7.75% 3/15/22	1,855,000	1,906,013
8.625% 2/1/19 (c)	2,680,000	2,914,500
10% 11/1/16	2,235,000	2,519,963
11.375% 3/1/18	2,205,000	2,629,463
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	1,590,000	1,756,950
		42,473,592
Healthcare - 5.6%
Community Health Systems, Inc. 8.875% 7/15/15	1,137,000	1,175,374
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	771,875
10.875% 11/15/14	2,730,000	2,784,600
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,176,875
Endo Pharmaceuticals Holdings, Inc. 7% 7/15/19	470,000	504,075
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (c)	2,115,000	2,154,762
HCA Holdings, Inc. 7.75% 5/15/21	2,300,000	2,397,750
HCA, Inc.:
5.875% 3/15/22	1,975,000	2,007,094
6.5% 2/15/20	1,020,000	1,093,950
8.5% 4/15/19	1,710,000	1,919,475
9.875% 2/15/17	616,000	675,290
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HealthSouth Corp. 7.25% 10/1/18	$ 3,075,000	$ 3,259,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	4,795,000	4,711,088
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,846,750
Mylan, Inc.:
6% 11/15/18 (c)	970,000	1,018,500
7.625% 7/15/17 (c)	2,055,000	2,275,913
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,565,000	1,647,163
7.5% 2/15/20	1,190,000	1,273,300
Radiation Therapy Services, Inc. 8.875% 1/15/17 (b)(c)	820,000	811,800
Rural/Metro Corp. 10.125% 7/15/19 (c)	690,000	634,800
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,820,000	3,006,966
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,957,504
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	4,305,000	4,461,056
6.75% 8/15/21 (c)	920,000	894,700
6.875% 12/1/18 (c)	3,290,000	3,388,700
7% 10/1/20 (c)	265,000	268,644
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)	1,655,000	1,555,700
		52,673,204
Homebuilders/Real Estate - 3.6%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,775,000	2,969,250
D.R. Horton, Inc. 4.75% 5/15/17	1,355,000	1,386,334
KB Home:
7.25% 6/15/18	3,955,000	3,816,575
8% 3/15/20	285,000	277,163
Lennar Corp.:
5.6% 5/31/15	390,000	405,600
6.95% 6/1/18	1,575,000	1,653,750
12.25% 6/1/17	3,790,000	4,851,200
Realogy Corp.:
7.625% 1/15/20 (c)	2,280,000	2,359,800
7.875% 2/15/19 (c)	3,085,000	3,023,300
Standard Pacific Corp.:
8.375% 5/15/18	7,055,000	7,522,041
8.375% 1/15/21	3,725,000	3,929,875
10.75% 9/15/16	1,650,000	1,897,500
		34,092,388
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - 0.5%
FelCor Lodging LP 6.75% 6/1/19	$ 1,845,000	$ 1,863,450
Host Hotels & Resorts LP:
5.875% 6/15/19	1,475,000	1,574,563
9% 5/15/17	1,415,000	1,570,650
		5,008,663
Leisure - 1.0%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,130,000	3,360,838
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,440,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	1,027,140
yankee:
7.25% 6/15/16	1,470,000	1,583,925
7.5% 10/15/27	1,175,000	1,186,750
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	569,000	615,798
		9,214,451
Metals/Mining - 1.6%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	2,135,000	2,236,413
CONSOL Energy, Inc. 8% 4/1/17	2,285,000	2,393,538
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	805,000	817,075
7% 11/1/15 (c)	6,340,000	6,561,900
New Gold, Inc. 7% 4/15/20 (c)	250,000	256,875
Vedanta Resources PLC:
6.75% 6/7/16 (c)	2,210,000	2,099,500
8.25% 6/7/21 (c)	445,000	420,525
		14,785,826
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (c)	2,685,000	2,953,500
Services - 2.7%
ARAMARK Corp.:
4.0469% 2/1/15 (d)	3,755,000	3,736,225
8.5% 2/1/15	2,260,000	2,316,500
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (c)(d)	4,600,000	4,703,500
Audatex North America, Inc. 6.75% 6/15/18 (c)	1,460,000	1,533,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,164,000	1,164,000
7.75% 5/15/16	870,000	892,794
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
FTI Consulting, Inc. 6.75% 10/1/20	$ 2,165,000	$ 2,300,313
Hertz Corp.:
6.75% 4/15/19	1,580,000	1,651,100
6.75% 4/15/19 (c)	1,900,000	1,985,500
7.5% 10/15/18	5,060,000	5,426,850
		25,709,782
Shipping - 1.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	920,000	947,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	174,200
8.125% 3/30/18	1,980,000	1,475,100
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,995,000
Swift Services Holdings, Inc. 10% 11/15/18	2,935,000	3,199,150
		9,791,050
Steel - 1.9%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	3,540,000	3,655,050
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	3,040,000	3,146,400
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,635,888
Steel Dynamics, Inc.:
6.75% 4/1/15	645,000	656,288
7.625% 3/15/20	2,305,000	2,512,450
		17,606,076
Super Retail - 1.6%
AutoNation, Inc. 5.5% 2/1/20	820,000	834,350
J. Crew Group, Inc. 8.125% 3/1/19	3,175,000	3,286,125
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	4,350,000	4,774,125
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,285,000	3,416,400
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	2,820,000	2,876,400
		15,187,400
Technology - 3.5%
Amkor Technology, Inc.:
6.625% 6/1/21	1,130,000	1,158,250
7.375% 5/1/18	3,365,000	3,596,344
Avaya, Inc.:
9.75% 11/1/15	1,460,000	1,441,750
10.125% 11/1/15 pay-in-kind (d)	1,310,000	1,296,900
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	3,155,000	3,355,974
Lawson Software, Inc. 9.375% 4/1/19 (c)	545,000	570,888
Lucent Technologies, Inc.:
6.45% 3/15/29	6,835,000	5,006,638
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28	$ 1,065,000	$ 774,788
Sanmina-SCI Corp. 7% 5/15/19 (c)	4,505,000	4,583,838
Seagate HDD Cayman:
6.875% 5/1/20	440,000	471,900
7% 11/1/21 (c)	635,000	688,975
Seagate Technology HDD Holdings 6.8% 10/1/16	1,115,000	1,232,075
Spansion LLC 7.875% 11/15/17	3,065,000	3,019,025
SunGard Data Systems, Inc.:
7.375% 11/15/18	415,000	443,013
10.25% 8/15/15	2,155,000	2,273,525
Viasystems, Inc. 7.875% 5/1/19 (c)	3,085,000	3,123,563
		33,037,446
Telecommunications - 7.5%
Digicel Group Ltd.:
7% 2/15/20 (c)	200,000	201,500
8.25% 9/1/17 (c)	3,535,000	3,676,400
8.875% 1/15/15 (c)	3,935,000	3,964,513
9.125% 1/15/15 pay-in-kind (c)(d)	2,800,000	2,828,000
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,170,700
Intelsat Jackson Holdings SA:
7.25% 10/15/20 (c)	1,990,000	2,074,575
7.5% 4/1/21	1,370,000	1,438,500
9.5% 6/15/16	895,000	931,919
Intelsat Ltd. 11.25% 6/15/16	1,640,000	1,724,050
Intelsat Luxembourg SA:
11.25% 2/4/17	3,550,000	3,692,000
11.5% 2/4/17 pay-in-kind (c)(d)	1,900,000	1,961,750
11.5% 2/4/17 pay-in-kind (d)	9,229,248	9,621,491
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,453,175
6.875% 10/31/13	3,580,000	3,580,000
7.375% 8/1/15	4,635,000	4,495,950
NII Capital Corp. 7.625% 4/1/21	3,600,000	3,348,000
Qwest Communications International, Inc.:
7.125% 4/1/18	1,155,000	1,230,075
8% 10/1/15	1,860,000	1,980,900
Sprint Capital Corp. 8.75% 3/15/32	1,000,000	847,500
Sprint Nextel Corp.:
6% 12/1/16	3,717,000	3,373,178
9% 11/15/18 (c)	955,000	1,051,646
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Telesat Canada/Telesat LLC 6% 5/15/17 (b)(c)	$ 2,840,000	$ 2,840,000
U.S. West Communications 7.5% 6/15/23	2,780,000	2,793,900
VimpelCom Holdings BV:
6.2546% 3/1/17 (c)	1,400,000	1,398,250
7.5043% 3/1/22 (c)	2,055,000	1,990,781
Wind Acquisition Finance SA 7.25% 2/15/18 (c)	1,115,000	1,059,250
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	1,388,171	1,161,581
		70,889,584
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	3,340,000	3,448,550
Levi Strauss & Co. 6.875% 5/1/22 (b)(c)	1,780,000	1,826,814
		5,275,364
TOTAL NONCONVERTIBLE BONDS (Cost $759,072,577)		801,687,579
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (c) (Cost $864,258)	1	592,559
Convertible Preferred Stocks - 0.4%

Automotive - 0.3%
General Motors Co. 4.75%	78,400	3,060,736
Electric Utilities - 0.1%
AES Trust III 6.75%	14,300	709,566
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,463,991)		3,770,302
Floating Rate Loans - 7.7%
	Principal Amount	Value
Air Transportation - 0.8%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (d)	$ 4,161,970	$ 4,182,780
US Airways Group, Inc. term loan 2.7398% 3/23/14 (d)	3,747,413	3,583,463
		7,766,243
Automotive - 0.8%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	3,295,100	3,356,883
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (d)	2,553,673	2,480,255
Tranche C, term loan 2.1775% 12/27/15 (d)	1,537,133	1,492,941
		7,330,079
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.4888% 3/31/17 (d)	4,777,117	4,442,719
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (d)	1,909,879	1,909,879
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (d)	1,125,000	1,127,813
		3,037,692
Capital Goods - 0.7%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (d)	2,309,213	2,317,872
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (d)	2,704,563	2,694,420
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (d)	320,000	320,400
Tranche B 1LN, term loan 4.7805% 6/7/18 (d)	930,438	949,047
		6,281,739
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (d)	830,955	844,458
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (d)	2,165,000	2,132,525
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (d)	185,000	186,156
		3,163,139
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (d)	1,959,110	1,929,723
Floating Rate Loans - continued
	Principal Amount	Value
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	$ 1,089,433	$ 1,090,795
Tranche 2LN, term loan 10% 9/2/16 (d)	1,480,000	1,481,850
		2,572,645
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (d)	1,525,000	1,528,813
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (d)	445,500	446,079
Energy - 0.6%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (d)	1,230,000	1,245,375
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	1,810,000	1,787,375
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (d)	2,532,527	2,431,226
		5,463,976
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (d)	1,410,750	1,415,039
Healthcare - 0.5%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (d)	2,020,619	2,025,671
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (d)	264,905	265,568
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (d)	2,673,569	2,666,885
		4,958,124
Insurance - 1.0%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (d)	4,176,448	4,181,877
Tranche 2nd LN, term loan 9% 5/24/19 (d)	3,715,000	3,770,725
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (d)	1,820,000	1,883,700
		9,836,302
Publishing/Printing - 0.2%
Getty Images, Inc. Tranche B 1LN, term loan 4.2207% 11/5/15 (d)	690,000	694,347
Newsday LLC term loan 10.5% 8/1/13	780,000	799,500
		1,493,847
Floating Rate Loans - continued
	Principal Amount	Value
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (d)	$ 1,875,000	$ 1,875,000
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (d)	1,900,800	1,907,928
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	2,068,721	2,079,065
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	2,275,000	2,277,844
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (d)	328,300	328,300
		2,606,144
Telecommunications - 0.3%
Intelsat Jackson Holdings SA term loan 3.2403% 2/1/14 (d)	1,335,000	1,318,313
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (d)	1,883,943	1,860,393
		3,178,706
TOTAL FLOATING RATE LOANS (Cost $71,238,641)		73,313,002
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $56,684,260)	56,684,260	56,684,260
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $892,323,727)		936,047,702
NET OTHER ASSETS (LIABILITIES) - 1.1%		10,797,751
NET ASSETS - 100%		$ 946,845,453
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,637,965 or 30.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,918
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,060,736	$ 3,060,736	$ -	$ -
Telecommunication Services	592,559	-	-	592,559
Utilities	709,566	709,566	-	-
Corporate Bonds	801,687,579	-	801,687,579	-
Floating Rate Loans	73,313,002	-	73,313,002	-
Money Market Funds	56,684,260	56,684,260	-	-
Total Investments in Securities:	$ 936,047,702	$ 60,454,562	$ 875,000,581	$ 592,559
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,336,915
Total Realized Gain (Loss)	(145,202)
Total Unrealized Gain (Loss)	280,268
Cost of Purchases	-
Proceeds of Sales	(2,864,375)
Amortization/Accretion	(15,047)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 592,559
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.0%
Luxembourg	2.8%
Canada	2.5%
Bermuda	2.4%
Cayman Islands	1.6%
Netherlands	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $835,639,467)	$ 879,363,442
Fidelity Central Funds (cost $56,684,260)	56,684,260
Total Investments (cost $892,323,727)		$ 936,047,702
Cash		1,924,862
Receivable for investments sold		8,210,173
Receivable for fund shares sold		1,879,477
Interest receivable		16,248,504
Distributions receivable from Fidelity Central Funds		6,976
Prepaid expenses		750
Receivable from investment adviser for expense reductions		14,489
Other receivables		260
Total assets		964,333,193

Liabilities
Payable for investments purchased Regular delivery	$ 9,310,674
Delayed delivery	5,436,121
Payable for fund shares redeemed	1,159,655
Distributions payable	713,166
Accrued management fee	434,479
Distribution and service plan fees payable	221,879
Other affiliated payables	177,650
Other payables and accrued expenses	34,116
Total liabilities		17,487,740

Net Assets		$ 946,845,453
Net Assets consist of:
Paid in capital		$ 896,235,911
Undistributed net investment income		7,768,687
Accumulated undistributed net realized gain (loss) on investments		(883,120)
Net unrealized appreciation (depreciation) on investments		43,723,975
Net Assets		$ 946,845,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($308,196,751 ÷ 36,013,793 shares)	$ 8.56

Maximum offering price per share (100/96.00 of $8.56)	$ 8.92
Class T: Net Asset Value and redemption price per share ($98,725,791 ÷ 11,555,009 shares)	$ 8.54

Maximum offering price per share (100/96.00 of $8.54)	$ 8.90
Class B: Net Asset Value and offering price per share ($18,394,179 ÷ 2,154,940 shares)A	$ 8.54

Class C: Net Asset Value and offering price per share ($150,745,368 ÷ 17,657,888 shares)A	$ 8.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($370,783,364 ÷ 43,259,202 shares)	$ 8.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 188,513
Interest		31,770,615
Income from Fidelity Central Funds		27,918
Total income		31,987,046

Expenses
Management fee	$ 2,435,547
Transfer agent fees	861,564
Distribution and service plan fees	1,230,658
Accounting fees and expenses	158,085
Custodian fees and expenses	9,919
Independent trustees' compensation	2,521
Registration fees	50,411
Audit	34,050
Legal	2,611
Miscellaneous	3,769
Total expenses before reductions	4,789,135
Expense reductions	(54,932)	4,734,203
Net investment income (loss)		27,252,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(562,944)
Change in net unrealized appreciation (depreciation) on investment securities		27,330,076
Net gain (loss)		26,767,132
Net increase (decrease) in net assets resulting from operations		$ 54,019,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,252,843	$ 57,416,131
Net realized gain (loss)	(562,944)	38,689,314
Change in net unrealized appreciation (depreciation)	27,330,076	(59,527,068)
Net increase (decrease) in net assets resulting from operations	54,019,975	36,578,377
Distributions to shareholders from net investment income	(30,568,822)	(58,364,548)
Distributions to shareholders from net realized gain	(4,909,620)	-
Total distributions	(35,478,442)	(58,364,548)
Share transactions - net increase (decrease)	119,265,107	(48,015,913)
Redemption fees	35,698	189,681
Total increase (decrease) in net assets	137,842,338	(69,612,403)

Net Assets
Beginning of period	809,003,115	878,615,518
End of period (including undistributed net investment income of $7,768,687 and undistributed net investment income of $11,084,666, respectively)	$ 946,845,453	$ 809,003,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 8.59	$ 7.87	$ 6.48	$ 9.13	$ 9.26
Income from Investment Operations
Net investment income (loss) E	.268	.581	.637	.625	.645	.661
Net realized and unrealized gain (loss)	.265	(.204)	.673	1.318	(2.616)	(.078)
Total from investment operations	.533	.377	1.310	1.943	(1.971)	.583
Distributions from net investment income	(.303)	(.589)	(.591)	(.556)	(.621)	(.664)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.353)	(.589)	(.591)	(.556)	(.681)	(.714)
Redemption fees added to paid in capital E	- I	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.56	$ 8.38	$ 8.59	$ 7.87	$ 6.48	$ 9.13
Total Return B, C, D	6.55%	4.53%	17.33%	31.69%	(23.03)%	6.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.04%	1.06%	1.09%	1.12%	1.04%
Expenses net of fee waivers, if any	1.04% A	1.04%	1.06%	1.09%	1.10%	1.04%
Expenses net of all reductions	1.04% A	1.04%	1.06%	1.08%	1.10%	1.03%
Net investment income (loss)	6.43% A	6.82%	7.81%	8.91%	7.65%	7.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,197	$ 264,110	$ 278,577	$ 282,936	$ 89,571	$ 110,703
Portfolio turnover rate G	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 8.57	$ 7.86	$ 6.48	$ 9.12	$ 9.25
Income from Investment Operations
Net investment income (loss) E	.266	.578	.633	.622	.645	.654
Net realized and unrealized gain (loss)	.256	(.193)	.665	1.310	(2.606)	(.077)
Total from investment operations	.522	.385	1.298	1.932	(1.961)	.577
Distributions from net investment income	(.302)	(.587)	(.589)	(.555)	(.621)	(.658)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.352)	(.587)	(.589)	(.555)	(.681)	(.708)
Redemption fees added to paid in capital E	- I	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.54	$ 8.37	$ 8.57	$ 7.86	$ 6.48	$ 9.12
Total Return B, C, D	6.42%	4.63%	17.17%	31.52%	(22.94)%	6.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07% A	1.07%	1.11%	1.16%	1.19%	1.15%
Expenses net of fee waivers, if any	1.07% A	1.07%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.07% A	1.07%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	6.40% A	6.79%	7.78%	8.89%	7.65%	7.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,726	$ 92,746	$ 119,576	$ 111,601	$ 43,018	$ 57,798
Portfolio turnover rate G	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Income from Investment Operations
Net investment income (loss) E	.238	.521	.579	.571	.593	.593
Net realized and unrealized gain (loss)	.266	(.204)	.676	1.317	(2.609)	(.086)
Total from investment operations	.504	.317	1.255	1.888	(2.016)	.507
Distributions from net investment income	(.274)	(.529)	(.536)	(.511)	(.566)	(.598)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.324)	(.529)	(.536)	(.511)	(.626)	(.648)
Redemption fees added to paid in capital E	- I	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.54	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11
Total Return B, C, D	6.20%	3.81%	16.58%	30.73%	(23.47)%	5.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.77%	1.80%	1.81%	1.82%	1.79%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	5.73% A	6.11%	7.13%	8.25%	7.00%	6.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,394	$ 19,647	$ 29,065	$ 32,894	$ 21,429	$ 41,049
Portfolio turnover rate G	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Income from Investment Operations
Net investment income (loss) E	.236	.516	.575	.572	.583	.584
Net realized and unrealized gain (loss)	.266	(.202)	.675	1.309	(2.608)	(.085)
Total from investment operations	.502	.314	1.250	1.881	(2.025)	.499
Distributions from net investment income	(.272)	(.526)	(.531)	(.504)	(.557)	(.590)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.322)	(.526)	(.531)	(.504)	(.617)	(.640)
Redemption fees added to paid in capital E	- I	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.54	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11
Total Return B, C, D	6.18%	3.77%	16.51%	30.60%	(23.54)%	5.51%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.79%	1.81%	1.85%	1.86%	1.84%
Expenses net of fee waivers, if any	1.80% A	1.79%	1.81%	1.85%	1.85%	1.84%
Expenses net of all reductions	1.80% A	1.79%	1.81%	1.85%	1.85%	1.84%
Net investment income (loss)	5.68% A	6.08%	7.07%	8.15%	6.90%	6.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,745	$ 120,710	$ 121,796	$ 98,361	$ 30,619	$ 50,700
Portfolio turnover rate G	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 8.60	$ 7.88	$ 6.49	$ 9.14	$ 9.27
Income from Investment Operations
Net investment income (loss) D	.276	.598	.655	.637	.669	.678
Net realized and unrealized gain (loss)	.255	(.195)	.673	1.323	(2.619)	(.078)
Total from investment operations	.531	.403	1.328	1.960	(1.950)	.600
Distributions from net investment income	(.311)	(.605)	(.609)	(.573)	(.642)	(.681)
Distributions from net realized gain	(.050)	-	-	-	(.060)	(.050)
Total distributions	(.361)	(.605)	(.609)	(.573)	(.702)	(.731)
Redemption fees added to paid in capital D	- H	.002	.001	.003	.002	.001
Net asset value, end of period	$ 8.57	$ 8.40	$ 8.60	$ 7.88	$ 6.49	$ 9.14
Total Return B, C	6.52%	4.85%	17.55%	31.95%	(22.81)%	6.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.88%	.89%	.90%	.92%	.90%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	6.63% A	7.01%	8.03%	9.15%	7.90%	7.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,783	$ 311,790	$ 329,601	$ 251,945	$ 143,656	$ 206,188
Portfolio turnover rate F	45% A	75%	79%	54%	62%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,780,459
Gross unrealized depreciation	(5,315,014)
Net unrealized appreciation (depreciation) on securities and other investments	$ 50,465,445

Tax cost	$ 885,582,257

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $266,381,070 and $181,635,840, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 353,611	$ 12,607
Class T	-%	.25%	118,454	1,411
Class B	.65%	.25%	84,244	61,018
Class C	.75%	.25%	674,349	115,426
			$ 1,230,658	$ 190,462

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,333
Class T	13,694
Class B*	15,935
Class C*	9,106
$ 92,068

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 227,609.16
Class T	90,475.19
Class B	22,384.24
Class C	108,462.16
Institutional Class	412,634.25
	$ 861,564

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,255 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 2,512
Institutional Class	.85%	52,246
		$ 54,758

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $174.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 10,125,194	$ 19,235,107
Class T	3,409,457	7,022,151
Class B	616,019	1,492,154
Class C	4,305,150	7,761,167
Institutional Class	12,113,002	22,853,969
Total	$ 30,568,822	$ 58,364,548
From net realized gain
Class A	$ 1,593,063	$ -
Class T	555,530	-
Class B	113,946	-
Class C	738,893	-
Institutional Class	1,908,188	-
Total	$ 4,909,620	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	8,601,217	11,035,124	$ 72,231,879	$ 93,905,487
Reinvestment of distributions	1,087,362	1,718,199	9,066,053	14,616,217
Shares redeemed	(5,177,968)	(13,690,810)	(43,321,199)	(116,003,419)
Net increase (decrease)	4,510,611	(937,487)	$ 37,976,733	$ (7,481,715)
Class T
Shares sold	1,400,916	2,530,176	$ 11,734,134	$ 21,555,934
Reinvestment of distributions	384,513	639,347	3,197,878	5,430,910
Shares redeemed	(1,310,398)	(6,034,437)	(10,954,854)	(51,105,942)
Net increase (decrease)	475,031	(2,864,914)	$ 3,977,158	$ (24,119,098)
Class B
Shares sold	130,562	352,305	$ 1,095,613	$ 3,000,132
Reinvestment of distributions	65,026	125,332	539,886	1,064,267
Shares redeemed	(389,938)	(1,520,701)	(3,259,122)	(12,916,276)
Net increase (decrease)	(194,350)	(1,043,064)	$ (1,623,623)	$ (8,851,877)
Class C
Shares sold	4,361,020	5,225,007	$ 36,454,882	$ 44,336,082
Reinvestment of distributions	468,909	674,321	3,899,900	5,721,751
Shares redeemed	(1,603,826)	(5,681,693)	(13,426,777)	(47,570,444)
Net increase (decrease)	3,226,103	217,635	$ 26,928,005	$ 2,487,389
Institutional Class
Shares sold	10,505,421	8,753,536	$ 88,617,958	$ 74,216,680
Reinvestment of distributions	1,560,130	2,455,769	13,023,870	20,915,187
Shares redeemed	(5,941,103)	(12,403,938)	(49,634,994)	(105,182,479)
Net increase (decrease)	6,124,448	(1,194,633)	$ 52,006,834	$ (10,050,612)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHII-USAN-0612
1.784885.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,120.20	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.50%
Actual		$ 1,000.00	$ 1,119.20	$ 7.90
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class B	2.00%
Actual		$ 1,000.00	$ 1,116.20	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Class C	2.00%
Actual		$ 1,000.00	$ 1,115.60	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,121.40	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.6	2.5
Edison International	1.8	1.8
Wells Fargo & Co.	1.7	1.5
Berkshire Hathaway, Inc. Class B	1.6	1.7
U.S. Bancorp	1.3	1.8
Northeast Utilities	1.1	0.0
The AES Corp.	1.1	1.1
Owens Corning	1.0	0.9
Lorillard, Inc.	1.0	0.6
Kennedy-Wilson Holdings, Inc.	1.0	1.0
	14.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.5	28.6
Industrials	11.5	11.7
Utilities	11.3	11.7
Consumer Discretionary	11.1	10.1
Information Technology	9.2	9.5
Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 **
	Stocks and Equity Futures 97.4%		Stocks and Equity Futures 98.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	16.6%	** Foreign investments	16.2%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.0%
Autoliv, Inc.	4,319	$ 270,974
Delphi Automotive PLC	6,311	193,685
Tenneco, Inc. (a)	4,261	131,367
		596,026
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	7,600	101,033
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	4,124	129,782
Carnival Corp. unit	8,626	280,259
Penn National Gaming, Inc. (a)	5,710	256,836
Sonic Corp. (a)	22,430	161,945
Wyndham Worldwide Corp.	4,938	248,579
		1,077,401
Household Durables - 0.8%
Jarden Corp.	9,525	399,383
PulteGroup, Inc. (a)	9,191	90,439
		489,822
Leisure Equipment & Products - 0.3%
Brunswick Corp.	6,206	163,156
Media - 1.7%
Aegis Group PLC	85,836	247,572
Cablevision Systems Corp. - NY Group Class A	10,115	149,904
Cinemark Holdings, Inc.	6,084	139,689
DreamWorks Animation SKG, Inc. Class A (a)(d)	13,487	242,901
Kabel Deutschland Holding AG	1,200	75,615
The Walt Disney Co.	1,800	77,598
Valassis Communications, Inc. (a)	6,190	123,800
		1,057,079
Multiline Retail - 0.8%
Macy's, Inc.	9,230	378,615
PPR SA	500	83,631
		462,246
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	1,000	50,170
Advance Auto Parts, Inc.	1,411	129,530
Ascena Retail Group, Inc. (a)	7,400	151,552
Best Buy Co., Inc.	16,992	375,013
Chico's FAS, Inc.	22,747	349,394
Collective Brands, Inc. (a)	13,057	271,194
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc.	1,200	$ 35,136
Jos. A. Bank Clothiers, Inc. (a)	2,975	141,461
Lowe's Companies, Inc.	11,655	366,783
OfficeMax, Inc. (a)	15,018	69,834
Signet Jewelers Ltd.	2,433	118,657
Staples, Inc.	21,237	327,050
		2,385,774
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	7,700	221,782
Warnaco Group, Inc. (a)	2,036	107,827
		329,609
TOTAL CONSUMER DISCRETIONARY		6,662,146
CONSUMER STAPLES - 6.0%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	3,997	120,390
Cott Corp. (a)	15,700	102,203
Dr Pepper Snapple Group, Inc.	7,250	294,205
Molson Coors Brewing Co. Class B	4,080	169,646
Treasury Wine Estates Ltd.	23,688	106,615
		793,059
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	1,472	82,947
CVS Caremark Corp.	4,580	204,360
Kroger Co.	4,686	109,043
Walgreen Co.	5,871	205,837
		602,187
Food Products - 2.5%
Archer Daniels Midland Co.	2,396	73,869
Bunge Ltd.	3,206	206,787
ConAgra Foods, Inc.	8,720	225,150
Danone	2,400	168,864
Dean Foods Co. (a)	13,482	165,559
Flowers Foods, Inc.	8,757	187,838
Sara Lee Corp.	4,100	90,364
The J.M. Smucker Co.	5,213	415,111
		1,533,542
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	2,949	$ 101,770
Tobacco - 1.0%
Lorillard, Inc.	4,457	602,988
TOTAL CONSUMER STAPLES		3,633,546
ENERGY - 7.2%
Energy Equipment & Services - 2.5%
BW Offshore Ltd.	99,456	138,174
Cameron International Corp. (a)	3,680	188,600
Exterran Holdings, Inc. (a)	4,972	67,172
Halliburton Co.	8,501	290,904
Heckmann Corp. (a)(d)	13,964	53,063
National Oilwell Varco, Inc.	1,969	149,171
Patterson-UTI Energy, Inc.	8,100	130,977
Rowan Companies, Inc. (a)	5,645	194,922
Schlumberger Ltd.	2,100	155,694
Unit Corp. (a)	3,024	127,764
		1,496,441
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	1,550	113,476
Apache Corp.	1,412	135,467
Atlas Pipeline Partners, LP	4,480	156,621
BPZ Energy, Inc. (a)	22,100	89,505
Cimarex Energy Co.	1,740	120,251
Cloud Peak Energy, Inc. (a)	6,336	97,511
Energen Corp.	5,088	266,509
HollyFrontier Corp.	10,230	315,289
Marathon Oil Corp.	4,400	129,096
Marathon Petroleum Corp.	3,000	124,830
Nexen, Inc.	15,800	305,363
Noble Energy, Inc.	2,100	208,572
Phillips 66 (a)(f)	3,700	125,985
Williams Companies, Inc.	13,662	464,918
World Fuel Services Corp.	4,160	183,290
		2,836,683
TOTAL ENERGY		4,333,124
Common Stocks - continued
	Shares	Value
FINANCIALS - 28.5%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	4,261	$ 230,989
Ashmore Group PLC	19,076	118,462
Bank of New York Mellon Corp.	3,919	92,684
Fortress Investment Group LLC	23,100	82,698
Goldman Sachs Group, Inc.	1,568	180,555
Invesco Ltd.	12,050	299,322
Knight Capital Group, Inc. Class A (a)	11,077	145,552
Morgan Stanley	16,039	277,154
State Street Corp.	12,983	600,074
TD Ameritrade Holding Corp.	5,063	95,134
The Blackstone Group LP	11,530	156,347
		2,278,971
Commercial Banks - 5.9%
Bank of Ireland (a)	1,275,065	189,345
CIT Group, Inc. (a)	14,997	567,636
Comerica, Inc.	1,258	40,281
DnB NOR ASA (d)	13,705	147,772
Heritage Financial Corp., Washington	1,199	15,707
Itau Unibanco Banco Multiplo SA sponsored ADR	29,325	460,109
PNC Financial Services Group, Inc.	4,250	281,860
Seven Bank Ltd.	32,200	79,563
U.S. Bancorp	23,798	765,582
Wells Fargo & Co.	30,132	1,007,313
		3,555,168
Consumer Finance - 1.1%
Capital One Financial Corp.	5,300	294,044
SLM Corp.	24,210	359,034
		653,078
Diversified Financial Services - 1.5%
CME Group, Inc.	900	239,238
JPMorgan Chase & Co.	13,093	562,737
The NASDAQ Stock Market, Inc.	5,213	128,083
		930,058
Insurance - 8.7%
AEGON NV	25,756	119,815
AFLAC, Inc.	11,320	509,853
Aon PLC	6,738	349,028
Berkshire Hathaway, Inc. Class B (a)	11,766	946,575
Brasil Insurance Participacoes e Administracao SA	8,700	95,163
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,320	$ 541,217
First American Financial Corp.	11,816	197,918
Greenlight Capital Re, Ltd. (a)	200	4,980
Hilltop Holdings, Inc. (a)	3,181	25,225
Jardine Lloyd Thompson Group PLC	13,002	148,358
MetLife, Inc.	13,136	473,290
Progressive Corp.	3,500	74,550
Prudential Financial, Inc.	4,778	289,260
Reinsurance Group of America, Inc.	4,482	260,583
StanCorp Financial Group, Inc.	5,631	216,118
Torchmark Corp.	6,949	338,486
Unum Group	10,981	260,689
Validus Holdings Ltd.	9,590	311,675
XL Group PLC Class A	5,893	126,758
		5,289,541
Real Estate Investment Trusts - 4.5%
American Capital Agency Corp.	4,467	139,549
American Tower Corp.	6,200	406,596
Douglas Emmett, Inc.	8,283	192,497
Post Properties, Inc.	4,354	212,040
Prologis, Inc.	8,704	311,429
Public Storage	1,847	264,601
SL Green Realty Corp.	5,624	463,643
Ventas, Inc.	7,008	412,000
Weyerhaeuser Co.	17,163	349,439
		2,751,794
Real Estate Management & Development - 2.6%
BR Malls Participacoes SA	12,700	157,771
Brookfield Asset Management, Inc. Class A	1,600	52,807
Forest City Enterprises, Inc. Class A (a)	31,186	497,417
Forestar Group, Inc. (a)	13,697	210,660
Kennedy-Wilson Holdings, Inc.	44,610	627,216
		1,545,871
Thrifts & Mortgage Finance - 0.4%
People's United Financial, Inc.	17,765	219,220
TOTAL FINANCIALS		17,223,701
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.5%
Biotechnology - 0.2%
Amgen, Inc.	1,240	$ 88,176
Health Care Equipment & Supplies - 1.9%
ArthroCare Corp. (a)	5,488	136,980
Boston Scientific Corp. (a)	26,529	166,072
CareFusion Corp. (a)	4,120	106,749
Covidien PLC	2,100	115,983
DENTSPLY International, Inc.	1,494	61,344
Hologic, Inc. (a)	6,105	116,728
The Cooper Companies, Inc.	606	53,431
Zimmer Holdings, Inc.	6,309	397,025
		1,154,312
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	2,000	38,020
CIGNA Corp.	7,390	341,640
DaVita, Inc. (a)	1,009	89,377
Emeritus Corp. (a)	12,307	211,680
Health Net, Inc. (a)	2,024	72,075
HealthSouth Corp. (a)	6,192	138,639
Humana, Inc.	1,950	157,326
Lincare Holdings, Inc.	4,756	116,046
McKesson Corp.	2,296	209,877
MEDNAX, Inc. (a)	2,140	150,314
Omnicare, Inc.	1,700	59,228
UnitedHealth Group, Inc.	2,302	129,257
Universal Health Services, Inc. Class B	1,027	43,863
		1,757,342
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	1,300	60,268
PerkinElmer, Inc.	5,210	143,796
		204,064
Pharmaceuticals - 1.2%
AVANIR Pharmaceuticals Class A (a)(d)	24,442	74,548
Cadence Pharmaceuticals, Inc. (a)	19,989	73,759
Endo Pharmaceuticals Holdings, Inc. (a)	4,999	175,665
Forest Laboratories, Inc. (a)	2,930	102,052
Impax Laboratories, Inc. (a)	2,907	71,599
Jazz Pharmaceuticals PLC (a)	923	47,101
ViroPharma, Inc. (a)	1,864	40,542
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC (a)	3,185	$ 69,274
XenoPort, Inc. (a)	13,600	62,152
		716,692
TOTAL HEALTH CARE		3,920,586
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc. (a)	9,139	112,136
Esterline Technologies Corp. (a)	2,115	144,856
Lockheed Martin Corp.	1,975	178,817
Meggitt PLC	43,231	286,637
Textron, Inc.	4,765	126,940
Ultra Electronics Holdings PLC	3,400	92,932
		942,318
Airlines - 0.2%
Pinnacle Airlines Corp. (a)	19,113	8,677
SkyWest, Inc.	10,217	91,851
		100,528
Building Products - 1.4%
Lennox International, Inc.	3,795	164,703
Masco Corp.	5,378	70,882
Owens Corning (a)	18,645	640,456
		876,041
Commercial Services & Supplies - 2.4%
Corrections Corp. of America (a)	8,421	243,283
Interface, Inc. Class A	11,457	162,231
Intrum Justitia AB	7,701	116,877
Quad/Graphics, Inc.	8,812	118,433
Republic Services, Inc.	11,749	321,570
Sykes Enterprises, Inc. (a)	6,586	104,388
The Geo Group, Inc. (a)	19,702	408,028
		1,474,810
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	2,565	56,610
Foster Wheeler AG (a)	18,211	418,853
Shaw Group, Inc. (a)	2,167	65,595
		541,058
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.1%
Alstom SA	1,932	$ 69,004
GrafTech International Ltd. (a)	25,778	302,634
Hubbell, Inc. Class B	1,300	104,312
Prysmian SpA	9,937	161,802
		637,752
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	3,000	165,180
Koninklijke Philips Electronics NV	4,500	89,559
Orkla ASA (A Shares)	11,200	82,283
		337,022
Machinery - 1.7%
Cummins, Inc.	700	81,081
Fiat Industrial SpA (d)	12,200	138,409
Ingersoll-Rand PLC	5,550	235,986
Snap-On, Inc.	2,586	161,728
Stanley Black & Decker, Inc.	5,574	407,794
		1,024,998
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	20,437
Professional Services - 0.3%
Towers Watson & Co.	3,161	206,729
Road & Rail - 1.1%
Con-way, Inc.	7,997	259,903
Contrans Group, Inc. Class A	9,820	88,482
Quality Distribution, Inc. (a)	14,485	161,797
Union Pacific Corp.	403	45,313
Vitran Corp., Inc. (a)	14,867	127,708
		683,203
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	9,331	108,053
TOTAL INDUSTRIALS		6,952,949
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	14,346	289,072
Comverse Technology, Inc. (a)	23,500	151,575
Motorola Solutions, Inc.	2,960	151,049
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	9,525	$ 126,397
ViaSat, Inc. (a)	2,699	130,362
		848,455
Computers & Peripherals - 0.9%
Electronics for Imaging, Inc. (a)	3,977	70,989
Hewlett-Packard Co.	8,019	198,550
SanDisk Corp. (a)	4,900	181,349
Western Digital Corp. (a)	2,200	85,382
		536,270
Electronic Equipment & Components - 2.4%
Aeroflex Holding Corp. (a)	2,942	32,950
Arrow Electronics, Inc. (a)	5,111	214,918
Avnet, Inc. (a)	3,031	109,358
Brightpoint, Inc. (a)	3,530	21,604
Corning, Inc.	5,284	75,825
Flextronics International Ltd. (a)	51,208	341,045
Itron, Inc. (a)	1,729	70,543
Jabil Circuit, Inc.	16,346	383,314
TE Connectivity Ltd.	5,339	194,660
		1,444,217
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	5,500	85,470
IT Services - 1.5%
Amdocs Ltd. (a)	6,090	194,880
Atos Origin SA	1,822	117,354
Fiserv, Inc. (a)	3,665	257,613
Global Payments, Inc.	3,632	168,634
Unisys Corp. (a)	8,036	149,952
		888,433
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	10,064	74,071
Analog Devices, Inc.	3,000	116,940
ASML Holding NV	2,675	136,398
Freescale Semiconductor Holdings I Ltd.	18,684	231,868
Intersil Corp. Class A	14,229	146,132
Marvell Technology Group Ltd. (a)	18,664	280,147
NXP Semiconductors NV (a)	4,300	111,155
ON Semiconductor Corp. (a)	9,055	74,794
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	10,189	$ 72,036
Spansion, Inc. Class A (a)	11,052	133,287
		1,376,828
Software - 0.6%
BMC Software, Inc. (a)	2,950	121,717
JDA Software Group, Inc. (a)	3,852	111,246
Oracle Corp.	4,600	135,194
		368,157
TOTAL INFORMATION TECHNOLOGY		5,547,830
MATERIALS - 5.5%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	2,583	220,821
Ashland, Inc.	6,658	438,562
Cytec Industries, Inc.	3,320	211,052
Eastman Chemical Co.	5,630	303,851
Lanxess AG	1,128	89,819
LyondellBasell Industries NV Class A	3,850	160,853
Methanex Corp.	3,092	108,873
W.R. Grace & Co. (a)	2,503	149,204
Westlake Chemical Corp.	2,680	171,386
		1,854,421
Containers & Packaging - 1.5%
Ball Corp.	5,990	250,142
Crown Holdings, Inc. (a)	4,049	149,732
Rock-Tenn Co. Class A	3,966	247,201
Sealed Air Corp.	6,177	118,475
Sonoco Products Co.	4,450	147,429
		912,979
Metals & Mining - 0.9%
Coeur d'Alene Mines Corp. (a)	2,100	45,255
Compass Minerals International, Inc.	2,178	166,661
Gem Diamonds Ltd. (a)	10,501	44,144
Reliance Steel & Aluminum Co.	4,087	228,422
SunCoke Energy, Inc. (a)	3,503	53,316
		537,798
TOTAL MATERIALS		3,305,198
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	400	$ 15,424
Frontier Communications Corp. (d)	13,601	54,948
		70,372
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	11,268	157,696
Sprint Nextel Corp. (a)	5,936	14,721
		172,417
TOTAL TELECOMMUNICATION SERVICES		242,789
UTILITIES - 11.3%
Electric Utilities - 6.0%
Cleco Corp.	14,593	595,394
Edison International	24,770	1,090,128
El Paso Electric Co.	2,827	86,619
FirstEnergy Corp.	3,900	182,598
NextEra Energy, Inc.	3,977	255,920
Northeast Utilities	17,973	660,867
Pepco Holdings, Inc.	8,500	160,820
PNM Resources, Inc.	17,600	330,176
PPL Corp.	10,521	287,749
		3,650,271
Independent Power Producers & Energy Traders - 1.4%
Calpine Corp. (a)	11,330	212,438
The AES Corp. (a)	51,260	641,775
		854,213
Multi-Utilities - 3.9%
CMS Energy Corp.	18,054	415,061
OGE Energy Corp.	6,869	370,651
Sempra Energy	23,737	1,536,736
		2,322,448
TOTAL UTILITIES		6,826,932
TOTAL COMMON STOCKS (Cost $58,495,478)		58,648,801
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $96,656)	500	$ 94,718
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 5/24/12 (e) (Cost $49,997)	$ 50,000	49,998
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	1,519,434	1,519,434
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	601,635	601,635
TOTAL MONEY MARKET FUNDS (Cost $2,121,069)		2,121,069
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $60,763,200)		60,914,586
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(496,473)
NET ASSETS - 100%		$ 60,418,113
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 98,960	$ (24)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,998.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 819
Fidelity Securities Lending Cash Central Fund	5,126
Total	$ 5,945
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,756,864	$ 6,756,864	$ -	$ -
Consumer Staples	3,633,546	3,633,546	-	-
Energy	4,333,124	4,333,124	-	-
Financials	17,223,701	16,834,978	388,723	-
Health Care	3,920,586	3,920,586	-	-
Industrials	6,952,949	6,863,390	89,559	-
Information Technology	5,547,830	5,547,830	-	-
Materials	3,305,198	3,305,198	-	-
Telecommunication Services	242,789	242,789	-	-
Utilities	6,826,932	6,826,932	-	-
U.S. Government and Government Agency Obligations	49,998	-	49,998	-
Money Market Funds	2,121,069	2,121,069	-	-
Total Investments in Securities:	$ 60,914,586	$ 60,386,306	$ 528,280	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (24)	$ (24)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (24)
Total Value of Derivatives	$ -	$ (24)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.4%
Bermuda	2.6%
Canada	2.4%
United Kingdom	2.1%
Brazil	1.5%
Ireland	1.3%
Netherlands	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $568,619) - See accompanying schedule: Unaffiliated issuers (cost $58,642,131)	$ 58,793,517
Fidelity Central Funds (cost $2,121,069)	2,121,069
Total Investments (cost $60,763,200)		$ 60,914,586
Cash		183,357
Receivable for investments sold		659,738
Receivable for fund shares sold		63,278
Dividends receivable		50,716
Distributions receivable from Fidelity Central Funds		917
Prepaid expenses		52
Receivable from investment adviser for expense reductions		673
Other receivables		1,131
Total assets		61,874,448

Liabilities
Payable for investments purchased
Regular Delivery	$ 463,698
Delayed Delivery	132,223
Payable for fund shares redeemed	159,704
Accrued management fee	18,504
Distribution and service plan fees payable	22,348
Payable for daily variation margin on futures contracts	780
Other affiliated payables	16,584
Other payables and accrued expenses	40,859
Collateral on securities loaned, at value	601,635
Total liabilities		1,456,335

Net Assets		$ 60,418,113
Net Assets consist of:
Paid in capital		$ 91,868,637
Distributions in excess of net investment income		(13,256)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,588,938)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		151,670
Net Assets		$ 60,418,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,322,845 ÷ 2,215,080 shares)	$ 13.69

Maximum offering price per share (100/94.25 of $13.69)	$ 14.53
Class T: Net Asset Value and redemption price per share ($13,131,773 ÷ 967,538 shares)	$ 13.57

Maximum offering price per share (100/96.50 of $13.57)	$ 14.06
Class B: Net Asset Value and offering price per share ($3,170,616 ÷ 240,008 shares)A	$ 13.21

Class C: Net Asset Value and offering price per share ($9,572,255 ÷ 726,059 shares)A	$ 13.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,220,624 ÷ 305,800 shares)	$ 13.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 528,081
Income from Fidelity Central Funds		5,945
Total income		534,026

Expenses
Management fee Basic fee	$ 164,764
Performance adjustment	(6,262)
Transfer agent fees	86,883
Distribution and service plan fees	131,793
Accounting and security lending fees	11,492
Custodian fees and expenses	35,789
Independent trustees' compensation	177
Registration fees	49,222
Audit	36,109
Legal	107
Miscellaneous	269
Total expenses before reductions	510,343
Expense reductions	(85,187)	425,156
Net investment income (loss)		108,870
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	319,400
Foreign currency transactions	(2,864)
Futures contracts	(54,071)
Total net realized gain (loss)		262,465
Change in net unrealized appreciation (depreciation) on: Investment securities	6,230,960
Assets and liabilities in foreign currencies	147
Futures contracts	23,188
Total change in net unrealized appreciation (depreciation)		6,254,295
Net gain (loss)		6,516,760
Net increase (decrease) in net assets resulting from operations		$ 6,625,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108,870	$ 12,960
Net realized gain (loss)	262,465	7,946,487
Change in net unrealized appreciation (depreciation)	6,254,295	(5,717,956)
Net increase (decrease) in net assets resulting from operations	6,625,630	2,241,491
Distributions to shareholders from net investment income	(122,126)	(289,887)
Distributions to shareholders from net realized gain	-	(44,687)
Total distributions	(122,126)	(334,574)
Share transactions - net increase (decrease)	(5,912,383)	(18,287,973)
Total increase (decrease) in net assets	591,121	(16,381,056)

Net Assets
Beginning of period	59,826,992	76,208,048
End of period (including distributions in excess of net investment income of $13,256 and $0, respectively)	$ 60,418,113	$ 59,826,992

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 12.12	$ 9.81	$ 8.33	$ 16.55	$ 14.77
Income from Investment Operations
Net investment income (loss) E	.04	.03	.06 H	.06	.08	.03
Net realized and unrealized gain (loss)	1.43	.17	2.29	1.46	(7.33)	2.18
Total from investment operations	1.47	.20	2.35	1.52	(7.25)	2.21
Distributions from net investment income	(.03)	(.06)	(.03)	(.04)	-	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.97)	(.43)
Total distributions	(.03)	(.07)	(.04)	(.04)	(.97)	(.43)
Net asset value, end of period	$ 13.69	$ 12.25	$ 12.12	$ 9.81	$ 8.33	$ 16.55
Total Return B, C, D	12.02%	1.65%	23.99%	18.41%	(46.38)%	15.28%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.29%	1.33%	1.36%	1.34%	1.25%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24% A	1.24%	1.24%	1.25%	1.25%	1.24%
Net investment income (loss)	.56% A	.21%	.51% H	.76%	.65%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,323	$ 29,635	$ 37,972	$ 40,404	$ 39,288	$ 75,384
Portfolio turnover rate G	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 12.03	$ 9.74	$ 8.29	$ 16.47	$ 14.70
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.03 H	.04	.05	- J
Net realized and unrealized gain (loss)	1.43	.17	2.27	1.45	(7.30)	2.16
Total from investment operations	1.45	.16	2.30	1.49	(7.25)	2.16
Distributions from net investment income	(.03)	(.04)	(.01)	(.04)	-	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.93)	(.39)
Total distributions	(.03)	(.04) L	(.01) K	(.04)	(.93)	(.39)
Net asset value, end of period	$ 13.57	$ 12.15	$ 12.03	$ 9.74	$ 8.29	$ 16.47
Total Return B,C, D	11.92%	1.35%	23.66%	18.09%	(46.50)%	15.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.56%	1.59%	1.62%	1.59%	1.49%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.49%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.50%	1.50%	1.49%
Net investment income (loss)	.32% A	(.04)%	.26% H	.51%	.40%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,132	$ 12,866	$ 17,908	$ 19,978	$ 22,523	$ 53,229
Portfolio turnover rate G	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.75	$ 9.54	$ 8.16	$ 16.30	$ 14.57
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.03) H	- J	(.01)	(.08)
Net realized and unrealized gain (loss)	1.39	.17	2.24	1.41	(7.20)	2.14
Total from investment operations	1.38	.10	2.21	1.41	(7.21)	2.06
Distributions from net investment income	(.02)	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	-	(.93)	(.33)
Total distributions	(.02)	-	-	(.03)	(.93)	(.33)
Net asset value, end of period	$ 13.21	$ 11.85	$ 11.75	$ 9.54	$ 8.16	$ 16.30
Total Return B, C, D	11.62%	.85%	23.17%	17.43%	(46.75)%	14.39%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	2.05%	2.08%	2.12%	2.10%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.00%	2.00%
Net investment income (loss)	(.18)% A	(.54)%	(.24)% H	.01%	(.10)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,171	$ 3,482	$ 4,937	$ 4,828	$ 5,919	$ 15,565
Portfolio turnover rate G	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.73	$ 9.53	$ 8.14	$ 16.27	$ 14.55
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.03) H	- J	(.01)	(.08)
Net realized and unrealized gain (loss)	1.38	.17	2.23	1.42	(7.19)	2.13
Total from investment operations	1.37	.10	2.20	1.42	(7.20)	2.05
Distributions from net investment income	(.02)	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	-	(.93)	(.33)
Total distributions	(.02)	-	-	(.03)	(.93)	(.33)
Net asset value, end of period	$ 13.18	$ 11.83	$ 11.73	$ 9.53	$ 8.14	$ 16.27
Total Return B, C, D	11.56%	.85%	23.08%	17.60%	(46.78)%	14.37%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	2.04%	2.08%	2.11%	2.09%	2.02%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.00%	2.00%
Net investment income (loss)	(.19)% A	(.54)%	(.24)% H	.01%	(.10)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,572	$ 8,976	$ 9,497	$ 9,692	$ 10,418	$ 25,733
Portfolio turnover rate G	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 12.21	$ 9.88	$ 8.37	$ 16.65	$ 14.85
Income from Investment Operations
Net investment income (loss) D	.05	.06	.09 G	.08	.12	.08
Net realized and unrealized gain (loss)	1.44	.18	2.31	1.47	(7.38)	2.18
Total from investment operations	1.49	.24	2.40	1.55	(7.26)	2.26
Distributions from net investment income	(.03)	(.10)	(.06)	(.04)	-	-
Distributions from net realized gain	-	(.01)	(.01)	-	(1.02)	(.46)
Total distributions	(.03)	(.11)	(.07)	(.04)	(1.02)	(.46)
Net asset value, end of period	$ 13.80	$ 12.34	$ 12.21	$ 9.88	$ 8.37	$ 16.65
Total Return B, C	12.14%	1.93%	24.36%	18.74%	(46.27)%	15.61%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A	.97%	1.03%	1.16%	1.09%	.95%
Expenses net of fee waivers, if any	1.00% A	.97%	1.00%	1.00%	1.00%	.95%
Expenses net of all reductions	1.00% A	.96%	.99%	1.00%	1.00%	.95%
Net investment income (loss)	.81% A	.49%	.76% G	1.01%	.90%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,221	$ 4,869	$ 5,894	$ 5,230	$ 13,229	$ 25,663
Portfolio turnover rate F	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,205,274
Gross unrealized depreciation	(5,542,390)
Net unrealized appreciation (depreciation) on securities and other investments	$ (337,116)

Tax cost	$ 61,251,702

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (31,289,087)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of ($54,071) and a change in net unrealized appreciation (depreciation) of $23,188 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,509,001 and $24,835,486, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,164	$ 452
Class T	.25%	.25%	31,896	343
Class B	.75%	.25%	16,487	12,477
Class C	.75%	.25%	46,246	5,927
			$ 131,793	$ 19,199

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,426
Class T	1,430
Class B*	1,844
Class C*	1,556
$ 9,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 44,009.30
Class T	19,741.31
Class B	4,995.30
Class C	14,042.30
Institutional Class	4,096.20
	$ 86,883

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $518 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $88 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,126 including $20 from securities loaned to FCM.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 42,232
Class T	1.50%	19,004
Class B	2.00%	4,870
Class C	2.00%	13,490
Institutional Class	1.00%	3,825
		$ 83,421

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,762 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 69,035	$ 196,655
Class T	25,805	51,708
Class B	4,214	-
Class C	12,072	-
Institutional Class	11,000	41,524
Total	$ 122,126	$ 289,887
From net realized gain
Class A	$ -	$ 27,654
Class T	-	13,296
Institutional Class	-	3,737
Total	$ -	$ 44,687

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	181,364	613,471	$ 2,327,681	$ 7,929,779
Reinvestment of distributions	5,253	16,302	63,291	206,877
Shares redeemed	(391,693)	(1,341,779)	(5,022,293)	(17,403,584)
Net increase (decrease)	(205,076)	(712,006)	$ (2,631,321)	$ (9,266,928)
Class T
Shares sold	44,268	181,108	$ 570,216	$ 2,357,288
Reinvestment of distributions	2,094	4,996	25,036	63,049
Shares redeemed	(137,585)	(615,490)	(1,730,328)	(7,962,044)
Net increase (decrease)	(91,223)	(429,386)	$ (1,135,076)	$ (5,541,707)
Class B
Shares sold	348	3,500	$ 4,416	$ 43,948
Reinvestment of distributions	305	-	3,552	-
Shares redeemed	(54,495)	(129,806)	(674,438)	(1,638,709)
Net increase (decrease)	(53,842)	(126,306)	$ (666,470)	$ (1,594,761)
Class C
Shares sold	58,343	157,350	$ 715,822	$ 2,023,900
Reinvestment of distributions	933	-	10,861	-
Shares redeemed	(92,266)	(208,070)	(1,143,497)	(2,633,143)
Net increase (decrease)	(32,990)	(50,720)	$ (416,814)	$ (609,243)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Institutional Class
Shares sold	20,206	88,576	$ 268,902	$ 1,010,960
Reinvestment of distributions	651	2,589	7,904	33,007
Shares redeemed	(109,778)	(179,165)	(1,339,508)	(2,319,301)
Net increase (decrease)	(88,921)	(88,000)	$ (1,062,702)	$ (1,275,334)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAV-USAN-0612
1.800649.108

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,120.20	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.50%
Actual		$ 1,000.00	$ 1,119.20	$ 7.90
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class B	2.00%
Actual		$ 1,000.00	$ 1,116.20	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Class C	2.00%
Actual		$ 1,000.00	$ 1,115.60	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,121.40	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.6	2.5
Edison International	1.8	1.8
Wells Fargo & Co.	1.7	1.5
Berkshire Hathaway, Inc. Class B	1.6	1.7
U.S. Bancorp	1.3	1.8
Northeast Utilities	1.1	0.0
The AES Corp.	1.1	1.1
Owens Corning	1.0	0.9
Lorillard, Inc.	1.0	0.6
Kennedy-Wilson Holdings, Inc.	1.0	1.0
	14.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.5	28.6
Industrials	11.5	11.7
Utilities	11.3	11.7
Consumer Discretionary	11.1	10.1
Information Technology	9.2	9.5
Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 **
	Stocks and Equity Futures 97.4%		Stocks and Equity Futures 98.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	16.6%	** Foreign investments	16.2%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.0%
Autoliv, Inc.	4,319	$ 270,974
Delphi Automotive PLC	6,311	193,685
Tenneco, Inc. (a)	4,261	131,367
		596,026
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	7,600	101,033
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	4,124	129,782
Carnival Corp. unit	8,626	280,259
Penn National Gaming, Inc. (a)	5,710	256,836
Sonic Corp. (a)	22,430	161,945
Wyndham Worldwide Corp.	4,938	248,579
		1,077,401
Household Durables - 0.8%
Jarden Corp.	9,525	399,383
PulteGroup, Inc. (a)	9,191	90,439
		489,822
Leisure Equipment & Products - 0.3%
Brunswick Corp.	6,206	163,156
Media - 1.7%
Aegis Group PLC	85,836	247,572
Cablevision Systems Corp. - NY Group Class A	10,115	149,904
Cinemark Holdings, Inc.	6,084	139,689
DreamWorks Animation SKG, Inc. Class A (a)(d)	13,487	242,901
Kabel Deutschland Holding AG	1,200	75,615
The Walt Disney Co.	1,800	77,598
Valassis Communications, Inc. (a)	6,190	123,800
		1,057,079
Multiline Retail - 0.8%
Macy's, Inc.	9,230	378,615
PPR SA	500	83,631
		462,246
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	1,000	50,170
Advance Auto Parts, Inc.	1,411	129,530
Ascena Retail Group, Inc. (a)	7,400	151,552
Best Buy Co., Inc.	16,992	375,013
Chico's FAS, Inc.	22,747	349,394
Collective Brands, Inc. (a)	13,057	271,194
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc.	1,200	$ 35,136
Jos. A. Bank Clothiers, Inc. (a)	2,975	141,461
Lowe's Companies, Inc.	11,655	366,783
OfficeMax, Inc. (a)	15,018	69,834
Signet Jewelers Ltd.	2,433	118,657
Staples, Inc.	21,237	327,050
		2,385,774
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	7,700	221,782
Warnaco Group, Inc. (a)	2,036	107,827
		329,609
TOTAL CONSUMER DISCRETIONARY		6,662,146
CONSUMER STAPLES - 6.0%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	3,997	120,390
Cott Corp. (a)	15,700	102,203
Dr Pepper Snapple Group, Inc.	7,250	294,205
Molson Coors Brewing Co. Class B	4,080	169,646
Treasury Wine Estates Ltd.	23,688	106,615
		793,059
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	1,472	82,947
CVS Caremark Corp.	4,580	204,360
Kroger Co.	4,686	109,043
Walgreen Co.	5,871	205,837
		602,187
Food Products - 2.5%
Archer Daniels Midland Co.	2,396	73,869
Bunge Ltd.	3,206	206,787
ConAgra Foods, Inc.	8,720	225,150
Danone	2,400	168,864
Dean Foods Co. (a)	13,482	165,559
Flowers Foods, Inc.	8,757	187,838
Sara Lee Corp.	4,100	90,364
The J.M. Smucker Co.	5,213	415,111
		1,533,542
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	2,949	$ 101,770
Tobacco - 1.0%
Lorillard, Inc.	4,457	602,988
TOTAL CONSUMER STAPLES		3,633,546
ENERGY - 7.2%
Energy Equipment & Services - 2.5%
BW Offshore Ltd.	99,456	138,174
Cameron International Corp. (a)	3,680	188,600
Exterran Holdings, Inc. (a)	4,972	67,172
Halliburton Co.	8,501	290,904
Heckmann Corp. (a)(d)	13,964	53,063
National Oilwell Varco, Inc.	1,969	149,171
Patterson-UTI Energy, Inc.	8,100	130,977
Rowan Companies, Inc. (a)	5,645	194,922
Schlumberger Ltd.	2,100	155,694
Unit Corp. (a)	3,024	127,764
		1,496,441
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	1,550	113,476
Apache Corp.	1,412	135,467
Atlas Pipeline Partners, LP	4,480	156,621
BPZ Energy, Inc. (a)	22,100	89,505
Cimarex Energy Co.	1,740	120,251
Cloud Peak Energy, Inc. (a)	6,336	97,511
Energen Corp.	5,088	266,509
HollyFrontier Corp.	10,230	315,289
Marathon Oil Corp.	4,400	129,096
Marathon Petroleum Corp.	3,000	124,830
Nexen, Inc.	15,800	305,363
Noble Energy, Inc.	2,100	208,572
Phillips 66 (a)(f)	3,700	125,985
Williams Companies, Inc.	13,662	464,918
World Fuel Services Corp.	4,160	183,290
		2,836,683
TOTAL ENERGY		4,333,124
Common Stocks - continued
	Shares	Value
FINANCIALS - 28.5%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	4,261	$ 230,989
Ashmore Group PLC	19,076	118,462
Bank of New York Mellon Corp.	3,919	92,684
Fortress Investment Group LLC	23,100	82,698
Goldman Sachs Group, Inc.	1,568	180,555
Invesco Ltd.	12,050	299,322
Knight Capital Group, Inc. Class A (a)	11,077	145,552
Morgan Stanley	16,039	277,154
State Street Corp.	12,983	600,074
TD Ameritrade Holding Corp.	5,063	95,134
The Blackstone Group LP	11,530	156,347
		2,278,971
Commercial Banks - 5.9%
Bank of Ireland (a)	1,275,065	189,345
CIT Group, Inc. (a)	14,997	567,636
Comerica, Inc.	1,258	40,281
DnB NOR ASA (d)	13,705	147,772
Heritage Financial Corp., Washington	1,199	15,707
Itau Unibanco Banco Multiplo SA sponsored ADR	29,325	460,109
PNC Financial Services Group, Inc.	4,250	281,860
Seven Bank Ltd.	32,200	79,563
U.S. Bancorp	23,798	765,582
Wells Fargo & Co.	30,132	1,007,313
		3,555,168
Consumer Finance - 1.1%
Capital One Financial Corp.	5,300	294,044
SLM Corp.	24,210	359,034
		653,078
Diversified Financial Services - 1.5%
CME Group, Inc.	900	239,238
JPMorgan Chase & Co.	13,093	562,737
The NASDAQ Stock Market, Inc.	5,213	128,083
		930,058
Insurance - 8.7%
AEGON NV	25,756	119,815
AFLAC, Inc.	11,320	509,853
Aon PLC	6,738	349,028
Berkshire Hathaway, Inc. Class B (a)	11,766	946,575
Brasil Insurance Participacoes e Administracao SA	8,700	95,163
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,320	$ 541,217
First American Financial Corp.	11,816	197,918
Greenlight Capital Re, Ltd. (a)	200	4,980
Hilltop Holdings, Inc. (a)	3,181	25,225
Jardine Lloyd Thompson Group PLC	13,002	148,358
MetLife, Inc.	13,136	473,290
Progressive Corp.	3,500	74,550
Prudential Financial, Inc.	4,778	289,260
Reinsurance Group of America, Inc.	4,482	260,583
StanCorp Financial Group, Inc.	5,631	216,118
Torchmark Corp.	6,949	338,486
Unum Group	10,981	260,689
Validus Holdings Ltd.	9,590	311,675
XL Group PLC Class A	5,893	126,758
		5,289,541
Real Estate Investment Trusts - 4.5%
American Capital Agency Corp.	4,467	139,549
American Tower Corp.	6,200	406,596
Douglas Emmett, Inc.	8,283	192,497
Post Properties, Inc.	4,354	212,040
Prologis, Inc.	8,704	311,429
Public Storage	1,847	264,601
SL Green Realty Corp.	5,624	463,643
Ventas, Inc.	7,008	412,000
Weyerhaeuser Co.	17,163	349,439
		2,751,794
Real Estate Management & Development - 2.6%
BR Malls Participacoes SA	12,700	157,771
Brookfield Asset Management, Inc. Class A	1,600	52,807
Forest City Enterprises, Inc. Class A (a)	31,186	497,417
Forestar Group, Inc. (a)	13,697	210,660
Kennedy-Wilson Holdings, Inc.	44,610	627,216
		1,545,871
Thrifts & Mortgage Finance - 0.4%
People's United Financial, Inc.	17,765	219,220
TOTAL FINANCIALS		17,223,701
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.5%
Biotechnology - 0.2%
Amgen, Inc.	1,240	$ 88,176
Health Care Equipment & Supplies - 1.9%
ArthroCare Corp. (a)	5,488	136,980
Boston Scientific Corp. (a)	26,529	166,072
CareFusion Corp. (a)	4,120	106,749
Covidien PLC	2,100	115,983
DENTSPLY International, Inc.	1,494	61,344
Hologic, Inc. (a)	6,105	116,728
The Cooper Companies, Inc.	606	53,431
Zimmer Holdings, Inc.	6,309	397,025
		1,154,312
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	2,000	38,020
CIGNA Corp.	7,390	341,640
DaVita, Inc. (a)	1,009	89,377
Emeritus Corp. (a)	12,307	211,680
Health Net, Inc. (a)	2,024	72,075
HealthSouth Corp. (a)	6,192	138,639
Humana, Inc.	1,950	157,326
Lincare Holdings, Inc.	4,756	116,046
McKesson Corp.	2,296	209,877
MEDNAX, Inc. (a)	2,140	150,314
Omnicare, Inc.	1,700	59,228
UnitedHealth Group, Inc.	2,302	129,257
Universal Health Services, Inc. Class B	1,027	43,863
		1,757,342
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	1,300	60,268
PerkinElmer, Inc.	5,210	143,796
		204,064
Pharmaceuticals - 1.2%
AVANIR Pharmaceuticals Class A (a)(d)	24,442	74,548
Cadence Pharmaceuticals, Inc. (a)	19,989	73,759
Endo Pharmaceuticals Holdings, Inc. (a)	4,999	175,665
Forest Laboratories, Inc. (a)	2,930	102,052
Impax Laboratories, Inc. (a)	2,907	71,599
Jazz Pharmaceuticals PLC (a)	923	47,101
ViroPharma, Inc. (a)	1,864	40,542
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC (a)	3,185	$ 69,274
XenoPort, Inc. (a)	13,600	62,152
		716,692
TOTAL HEALTH CARE		3,920,586
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc. (a)	9,139	112,136
Esterline Technologies Corp. (a)	2,115	144,856
Lockheed Martin Corp.	1,975	178,817
Meggitt PLC	43,231	286,637
Textron, Inc.	4,765	126,940
Ultra Electronics Holdings PLC	3,400	92,932
		942,318
Airlines - 0.2%
Pinnacle Airlines Corp. (a)	19,113	8,677
SkyWest, Inc.	10,217	91,851
		100,528
Building Products - 1.4%
Lennox International, Inc.	3,795	164,703
Masco Corp.	5,378	70,882
Owens Corning (a)	18,645	640,456
		876,041
Commercial Services & Supplies - 2.4%
Corrections Corp. of America (a)	8,421	243,283
Interface, Inc. Class A	11,457	162,231
Intrum Justitia AB	7,701	116,877
Quad/Graphics, Inc.	8,812	118,433
Republic Services, Inc.	11,749	321,570
Sykes Enterprises, Inc. (a)	6,586	104,388
The Geo Group, Inc. (a)	19,702	408,028
		1,474,810
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	2,565	56,610
Foster Wheeler AG (a)	18,211	418,853
Shaw Group, Inc. (a)	2,167	65,595
		541,058
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.1%
Alstom SA	1,932	$ 69,004
GrafTech International Ltd. (a)	25,778	302,634
Hubbell, Inc. Class B	1,300	104,312
Prysmian SpA	9,937	161,802
		637,752
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	3,000	165,180
Koninklijke Philips Electronics NV	4,500	89,559
Orkla ASA (A Shares)	11,200	82,283
		337,022
Machinery - 1.7%
Cummins, Inc.	700	81,081
Fiat Industrial SpA (d)	12,200	138,409
Ingersoll-Rand PLC	5,550	235,986
Snap-On, Inc.	2,586	161,728
Stanley Black & Decker, Inc.	5,574	407,794
		1,024,998
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	20,437
Professional Services - 0.3%
Towers Watson & Co.	3,161	206,729
Road & Rail - 1.1%
Con-way, Inc.	7,997	259,903
Contrans Group, Inc. Class A	9,820	88,482
Quality Distribution, Inc. (a)	14,485	161,797
Union Pacific Corp.	403	45,313
Vitran Corp., Inc. (a)	14,867	127,708
		683,203
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	9,331	108,053
TOTAL INDUSTRIALS		6,952,949
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	14,346	289,072
Comverse Technology, Inc. (a)	23,500	151,575
Motorola Solutions, Inc.	2,960	151,049
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	9,525	$ 126,397
ViaSat, Inc. (a)	2,699	130,362
		848,455
Computers & Peripherals - 0.9%
Electronics for Imaging, Inc. (a)	3,977	70,989
Hewlett-Packard Co.	8,019	198,550
SanDisk Corp. (a)	4,900	181,349
Western Digital Corp. (a)	2,200	85,382
		536,270
Electronic Equipment & Components - 2.4%
Aeroflex Holding Corp. (a)	2,942	32,950
Arrow Electronics, Inc. (a)	5,111	214,918
Avnet, Inc. (a)	3,031	109,358
Brightpoint, Inc. (a)	3,530	21,604
Corning, Inc.	5,284	75,825
Flextronics International Ltd. (a)	51,208	341,045
Itron, Inc. (a)	1,729	70,543
Jabil Circuit, Inc.	16,346	383,314
TE Connectivity Ltd.	5,339	194,660
		1,444,217
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	5,500	85,470
IT Services - 1.5%
Amdocs Ltd. (a)	6,090	194,880
Atos Origin SA	1,822	117,354
Fiserv, Inc. (a)	3,665	257,613
Global Payments, Inc.	3,632	168,634
Unisys Corp. (a)	8,036	149,952
		888,433
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	10,064	74,071
Analog Devices, Inc.	3,000	116,940
ASML Holding NV	2,675	136,398
Freescale Semiconductor Holdings I Ltd.	18,684	231,868
Intersil Corp. Class A	14,229	146,132
Marvell Technology Group Ltd. (a)	18,664	280,147
NXP Semiconductors NV (a)	4,300	111,155
ON Semiconductor Corp. (a)	9,055	74,794
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	10,189	$ 72,036
Spansion, Inc. Class A (a)	11,052	133,287
		1,376,828
Software - 0.6%
BMC Software, Inc. (a)	2,950	121,717
JDA Software Group, Inc. (a)	3,852	111,246
Oracle Corp.	4,600	135,194
		368,157
TOTAL INFORMATION TECHNOLOGY		5,547,830
MATERIALS - 5.5%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	2,583	220,821
Ashland, Inc.	6,658	438,562
Cytec Industries, Inc.	3,320	211,052
Eastman Chemical Co.	5,630	303,851
Lanxess AG	1,128	89,819
LyondellBasell Industries NV Class A	3,850	160,853
Methanex Corp.	3,092	108,873
W.R. Grace & Co. (a)	2,503	149,204
Westlake Chemical Corp.	2,680	171,386
		1,854,421
Containers & Packaging - 1.5%
Ball Corp.	5,990	250,142
Crown Holdings, Inc. (a)	4,049	149,732
Rock-Tenn Co. Class A	3,966	247,201
Sealed Air Corp.	6,177	118,475
Sonoco Products Co.	4,450	147,429
		912,979
Metals & Mining - 0.9%
Coeur d'Alene Mines Corp. (a)	2,100	45,255
Compass Minerals International, Inc.	2,178	166,661
Gem Diamonds Ltd. (a)	10,501	44,144
Reliance Steel & Aluminum Co.	4,087	228,422
SunCoke Energy, Inc. (a)	3,503	53,316
		537,798
TOTAL MATERIALS		3,305,198
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	400	$ 15,424
Frontier Communications Corp. (d)	13,601	54,948
		70,372
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	11,268	157,696
Sprint Nextel Corp. (a)	5,936	14,721
		172,417
TOTAL TELECOMMUNICATION SERVICES		242,789
UTILITIES - 11.3%
Electric Utilities - 6.0%
Cleco Corp.	14,593	595,394
Edison International	24,770	1,090,128
El Paso Electric Co.	2,827	86,619
FirstEnergy Corp.	3,900	182,598
NextEra Energy, Inc.	3,977	255,920
Northeast Utilities	17,973	660,867
Pepco Holdings, Inc.	8,500	160,820
PNM Resources, Inc.	17,600	330,176
PPL Corp.	10,521	287,749
		3,650,271
Independent Power Producers & Energy Traders - 1.4%
Calpine Corp. (a)	11,330	212,438
The AES Corp. (a)	51,260	641,775
		854,213
Multi-Utilities - 3.9%
CMS Energy Corp.	18,054	415,061
OGE Energy Corp.	6,869	370,651
Sempra Energy	23,737	1,536,736
		2,322,448
TOTAL UTILITIES		6,826,932
TOTAL COMMON STOCKS (Cost $58,495,478)		58,648,801
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $96,656)	500	$ 94,718
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 5/24/12 (e) (Cost $49,997)	$ 50,000	49,998
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	1,519,434	1,519,434
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	601,635	601,635
TOTAL MONEY MARKET FUNDS (Cost $2,121,069)		2,121,069
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $60,763,200)		60,914,586
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(496,473)
NET ASSETS - 100%		$ 60,418,113
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 98,960	$ (24)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,998.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 819
Fidelity Securities Lending Cash Central Fund	5,126
Total	$ 5,945
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,756,864	$ 6,756,864	$ -	$ -
Consumer Staples	3,633,546	3,633,546	-	-
Energy	4,333,124	4,333,124	-	-
Financials	17,223,701	16,834,978	388,723	-
Health Care	3,920,586	3,920,586	-	-
Industrials	6,952,949	6,863,390	89,559	-
Information Technology	5,547,830	5,547,830	-	-
Materials	3,305,198	3,305,198	-	-
Telecommunication Services	242,789	242,789	-	-
Utilities	6,826,932	6,826,932	-	-
U.S. Government and Government Agency Obligations	49,998	-	49,998	-
Money Market Funds	2,121,069	2,121,069	-	-
Total Investments in Securities:	$ 60,914,586	$ 60,386,306	$ 528,280	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (24)	$ (24)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (24)
Total Value of Derivatives	$ -	$ (24)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.4%
Bermuda	2.6%
Canada	2.4%
United Kingdom	2.1%
Brazil	1.5%
Ireland	1.3%
Netherlands	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $568,619) - See accompanying schedule: Unaffiliated issuers (cost $58,642,131)	$ 58,793,517
Fidelity Central Funds (cost $2,121,069)	2,121,069
Total Investments (cost $60,763,200)		$ 60,914,586
Cash		183,357
Receivable for investments sold		659,738
Receivable for fund shares sold		63,278
Dividends receivable		50,716
Distributions receivable from Fidelity Central Funds		917
Prepaid expenses		52
Receivable from investment adviser for expense reductions		673
Other receivables		1,131
Total assets		61,874,448

Liabilities
Payable for investments purchased
Regular Delivery	$ 463,698
Delayed Delivery	132,223
Payable for fund shares redeemed	159,704
Accrued management fee	18,504
Distribution and service plan fees payable	22,348
Payable for daily variation margin on futures contracts	780
Other affiliated payables	16,584
Other payables and accrued expenses	40,859
Collateral on securities loaned, at value	601,635
Total liabilities		1,456,335

Net Assets		$ 60,418,113
Net Assets consist of:
Paid in capital		$ 91,868,637
Distributions in excess of net investment income		(13,256)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,588,938)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		151,670
Net Assets		$ 60,418,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,322,845 ÷ 2,215,080 shares)	$ 13.69

Maximum offering price per share (100/94.25 of $13.69)	$ 14.53
Class T: Net Asset Value and redemption price per share ($13,131,773 ÷ 967,538 shares)	$ 13.57

Maximum offering price per share (100/96.50 of $13.57)	$ 14.06
Class B: Net Asset Value and offering price per share ($3,170,616 ÷ 240,008 shares)A	$ 13.21

Class C: Net Asset Value and offering price per share ($9,572,255 ÷ 726,059 shares)A	$ 13.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,220,624 ÷ 305,800 shares)	$ 13.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 528,081
Income from Fidelity Central Funds		5,945
Total income		534,026

Expenses
Management fee Basic fee	$ 164,764
Performance adjustment	(6,262)
Transfer agent fees	86,883
Distribution and service plan fees	131,793
Accounting and security lending fees	11,492
Custodian fees and expenses	35,789
Independent trustees' compensation	177
Registration fees	49,222
Audit	36,109
Legal	107
Miscellaneous	269
Total expenses before reductions	510,343
Expense reductions	(85,187)	425,156
Net investment income (loss)		108,870
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	319,400
Foreign currency transactions	(2,864)
Futures contracts	(54,071)
Total net realized gain (loss)		262,465
Change in net unrealized appreciation (depreciation) on: Investment securities	6,230,960
Assets and liabilities in foreign currencies	147
Futures contracts	23,188
Total change in net unrealized appreciation (depreciation)		6,254,295
Net gain (loss)		6,516,760
Net increase (decrease) in net assets resulting from operations		$ 6,625,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108,870	$ 12,960
Net realized gain (loss)	262,465	7,946,487
Change in net unrealized appreciation (depreciation)	6,254,295	(5,717,956)
Net increase (decrease) in net assets resulting from operations	6,625,630	2,241,491
Distributions to shareholders from net investment income	(122,126)	(289,887)
Distributions to shareholders from net realized gain	-	(44,687)
Total distributions	(122,126)	(334,574)
Share transactions - net increase (decrease)	(5,912,383)	(18,287,973)
Total increase (decrease) in net assets	591,121	(16,381,056)

Net Assets
Beginning of period	59,826,992	76,208,048
End of period (including distributions in excess of net investment income of $13,256 and $0, respectively)	$ 60,418,113	$ 59,826,992

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 12.12	$ 9.81	$ 8.33	$ 16.55	$ 14.77
Income from Investment Operations
Net investment income (loss) E	.04	.03	.06 H	.06	.08	.03
Net realized and unrealized gain (loss)	1.43	.17	2.29	1.46	(7.33)	2.18
Total from investment operations	1.47	.20	2.35	1.52	(7.25)	2.21
Distributions from net investment income	(.03)	(.06)	(.03)	(.04)	-	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.97)	(.43)
Total distributions	(.03)	(.07)	(.04)	(.04)	(.97)	(.43)
Net asset value, end of period	$ 13.69	$ 12.25	$ 12.12	$ 9.81	$ 8.33	$ 16.55
Total Return B, C, D	12.02%	1.65%	23.99%	18.41%	(46.38)%	15.28%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.29%	1.33%	1.36%	1.34%	1.25%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24% A	1.24%	1.24%	1.25%	1.25%	1.24%
Net investment income (loss)	.56% A	.21%	.51% H	.76%	.65%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,323	$ 29,635	$ 37,972	$ 40,404	$ 39,288	$ 75,384
Portfolio turnover rate G	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 12.03	$ 9.74	$ 8.29	$ 16.47	$ 14.70
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.03 H	.04	.05	- J
Net realized and unrealized gain (loss)	1.43	.17	2.27	1.45	(7.30)	2.16
Total from investment operations	1.45	.16	2.30	1.49	(7.25)	2.16
Distributions from net investment income	(.03)	(.04)	(.01)	(.04)	-	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.93)	(.39)
Total distributions	(.03)	(.04) L	(.01) K	(.04)	(.93)	(.39)
Net asset value, end of period	$ 13.57	$ 12.15	$ 12.03	$ 9.74	$ 8.29	$ 16.47
Total Return B,C, D	11.92%	1.35%	23.66%	18.09%	(46.50)%	15.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.56%	1.59%	1.62%	1.59%	1.49%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.49%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.50%	1.50%	1.49%
Net investment income (loss)	.32% A	(.04)%	.26% H	.51%	.40%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,132	$ 12,866	$ 17,908	$ 19,978	$ 22,523	$ 53,229
Portfolio turnover rate G	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.75	$ 9.54	$ 8.16	$ 16.30	$ 14.57
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.03) H	- J	(.01)	(.08)
Net realized and unrealized gain (loss)	1.39	.17	2.24	1.41	(7.20)	2.14
Total from investment operations	1.38	.10	2.21	1.41	(7.21)	2.06
Distributions from net investment income	(.02)	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	-	(.93)	(.33)
Total distributions	(.02)	-	-	(.03)	(.93)	(.33)
Net asset value, end of period	$ 13.21	$ 11.85	$ 11.75	$ 9.54	$ 8.16	$ 16.30
Total Return B, C, D	11.62%	.85%	23.17%	17.43%	(46.75)%	14.39%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	2.05%	2.08%	2.12%	2.10%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.00%	2.00%
Net investment income (loss)	(.18)% A	(.54)%	(.24)% H	.01%	(.10)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,171	$ 3,482	$ 4,937	$ 4,828	$ 5,919	$ 15,565
Portfolio turnover rate G	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.73	$ 9.53	$ 8.14	$ 16.27	$ 14.55
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.03) H	- J	(.01)	(.08)
Net realized and unrealized gain (loss)	1.38	.17	2.23	1.42	(7.19)	2.13
Total from investment operations	1.37	.10	2.20	1.42	(7.20)	2.05
Distributions from net investment income	(.02)	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	-	(.93)	(.33)
Total distributions	(.02)	-	-	(.03)	(.93)	(.33)
Net asset value, end of period	$ 13.18	$ 11.83	$ 11.73	$ 9.53	$ 8.14	$ 16.27
Total Return B, C, D	11.56%	.85%	23.08%	17.60%	(46.78)%	14.37%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	2.04%	2.08%	2.11%	2.09%	2.02%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.00%	2.00%
Net investment income (loss)	(.19)% A	(.54)%	(.24)% H	.01%	(.10)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,572	$ 8,976	$ 9,497	$ 9,692	$ 10,418	$ 25,733
Portfolio turnover rate G	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 12.21	$ 9.88	$ 8.37	$ 16.65	$ 14.85
Income from Investment Operations
Net investment income (loss) D	.05	.06	.09 G	.08	.12	.08
Net realized and unrealized gain (loss)	1.44	.18	2.31	1.47	(7.38)	2.18
Total from investment operations	1.49	.24	2.40	1.55	(7.26)	2.26
Distributions from net investment income	(.03)	(.10)	(.06)	(.04)	-	-
Distributions from net realized gain	-	(.01)	(.01)	-	(1.02)	(.46)
Total distributions	(.03)	(.11)	(.07)	(.04)	(1.02)	(.46)
Net asset value, end of period	$ 13.80	$ 12.34	$ 12.21	$ 9.88	$ 8.37	$ 16.65
Total Return B, C	12.14%	1.93%	24.36%	18.74%	(46.27)%	15.61%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A	.97%	1.03%	1.16%	1.09%	.95%
Expenses net of fee waivers, if any	1.00% A	.97%	1.00%	1.00%	1.00%	.95%
Expenses net of all reductions	1.00% A	.96%	.99%	1.00%	1.00%	.95%
Net investment income (loss)	.81% A	.49%	.76% G	1.01%	.90%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,221	$ 4,869	$ 5,894	$ 5,230	$ 13,229	$ 25,663
Portfolio turnover rate F	68% A	96%	152%	58%	49%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,205,274
Gross unrealized depreciation	(5,542,390)
Net unrealized appreciation (depreciation) on securities and other investments	$ (337,116)

Tax cost	$ 61,251,702

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (31,289,087)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of ($54,071) and a change in net unrealized appreciation (depreciation) of $23,188 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,509,001 and $24,835,486, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,164	$ 452
Class T	.25%	.25%	31,896	343
Class B	.75%	.25%	16,487	12,477
Class C	.75%	.25%	46,246	5,927
			$ 131,793	$ 19,199

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,426
Class T	1,430
Class B*	1,844
Class C*	1,556
$ 9,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 44,009.30
Class T	19,741.31
Class B	4,995.30
Class C	14,042.30
Institutional Class	4,096.20
	$ 86,883

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $518 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $88 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,126 including $20 from securities loaned to FCM.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 42,232
Class T	1.50%	19,004
Class B	2.00%	4,870
Class C	2.00%	13,490
Institutional Class	1.00%	3,825
		$ 83,421

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,762 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 69,035	$ 196,655
Class T	25,805	51,708
Class B	4,214	-
Class C	12,072	-
Institutional Class	11,000	41,524
Total	$ 122,126	$ 289,887
From net realized gain
Class A	$ -	$ 27,654
Class T	-	13,296
Institutional Class	-	3,737
Total	$ -	$ 44,687

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	181,364	613,471	$ 2,327,681	$ 7,929,779
Reinvestment of distributions	5,253	16,302	63,291	206,877
Shares redeemed	(391,693)	(1,341,779)	(5,022,293)	(17,403,584)
Net increase (decrease)	(205,076)	(712,006)	$ (2,631,321)	$ (9,266,928)
Class T
Shares sold	44,268	181,108	$ 570,216	$ 2,357,288
Reinvestment of distributions	2,094	4,996	25,036	63,049
Shares redeemed	(137,585)	(615,490)	(1,730,328)	(7,962,044)
Net increase (decrease)	(91,223)	(429,386)	$ (1,135,076)	$ (5,541,707)
Class B
Shares sold	348	3,500	$ 4,416	$ 43,948
Reinvestment of distributions	305	-	3,552	-
Shares redeemed	(54,495)	(129,806)	(674,438)	(1,638,709)
Net increase (decrease)	(53,842)	(126,306)	$ (666,470)	$ (1,594,761)
Class C
Shares sold	58,343	157,350	$ 715,822	$ 2,023,900
Reinvestment of distributions	933	-	10,861	-
Shares redeemed	(92,266)	(208,070)	(1,143,497)	(2,633,143)
Net increase (decrease)	(32,990)	(50,720)	$ (416,814)	$ (609,243)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Institutional Class
Shares sold	20,206	88,576	$ 268,902	$ 1,010,960
Reinvestment of distributions	651	2,589	7,904	33,007
Shares redeemed	(109,778)	(179,165)	(1,339,508)	(2,319,301)
Net increase (decrease)	(88,921)	(88,000)	$ (1,062,702)	$ (1,275,334)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAVI-USAN-0612
1.800652.108

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 22, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 22, 2012